As filed with the Securities and Exchange Commission on September 28, 2015
File Nos. 333-57548 and 811-10319

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	44	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	45	[X]

USA MUTUALS
(Exact Name of Registrant as Specified in Charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of Principal Executive Offices) (Zip Code)

(800) 688-8257
(Registrant’s Telephone Number, including Area Code)

Joseph C. Neuberger
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq. Godfrey & Kahn S.C. 780 North Water Street Milwaukee, Wisconsin 53202 (414) 273-3500	Emily R. Enslow U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 2nd Floor Milwaukee, Wisconsin 53202 (414) 765-6872

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[X]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 44 to the Registration Statement of USA Mutuals (the “Trust”) is being filed for the purpose of responding to Staff comments with respect to adding the USA Mutuals/WaveFront Hedged Emerging Markets Fund as a new series of the Trust and to accommodate the Trust’s request to accelerate the effective date of PEA No. 44 to October 1, 2015.

Subject to Completion – Dated September 28, 2015

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Prospectus

October 1, 2015

USA Mutuals/WaveFront Hedged Emerging Markets Fund
Institutional Class Shares (WAVFX)
Investor Class Shares (WAVNX)
Class A Shares (WAVAX)
Class C Shares (WAVRX)
Phone: 1–866–264–8783 Web: www.usamutuals.com	Investment Advisor USA Mutuals Advisors, Inc. Plaza of the Americas 700 North Pearl Street, Suite 900 Dallas, Texas 75201

Neither the U.S. Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

This Prospectus applies to Institutional Class, Investor Class, Class A and Class C shares of the USA Mutuals/WaveFront Hedged Emerging Markets Fund (the “Fund”).  Institutional Class, Investor Class, Class A and Class C shares of the USA Mutuals Barrier Fund, USA Mutuals Generation Wave Growth Fund and USA Mutuals Takeover Targets Fund are described in separate prospectuses.

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Summary Section

Investment Objective
The investment objective of the Fund is consistent long-term capital appreciation with significantly less volatility compared to traditional emerging markets indices.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and under “Shareholder Information—Sales Charge Reductions and Waivers” beginning on page 12 of this Prospectus and “Purchase and Redemption of Shares—Class A Sales Charge Waivers” beginning on page 31 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Institutional Class	Investor Class	Class A	Class C
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None	5.75%	None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the net asset value of the shares on the date of original purchase if redeemed within 12 months of purchase)	None	None	None	1.00%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the net asset value of the shares on the date of original purchase for purchases of $1,000,000 or more if redeemed within 18 months of purchase)	None	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	None	0.25%	0.25%(1)	1.00%
Other Expenses(2)	0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	1.56%	1.81%	1.81%	2.56%
Less: Fee Waiver/Expense Reimbursement	-0.06%	-0.06%	-0.06%	-0.06%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	1.50%	1.75%	1.75%	2.50%
(1)
The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the “Rule 12b-1 Plan”) under the Investment Company Act of 1940, as amended (the “1940 Act”).  Under the Rule 12b-1 Plan, the Fund may pay an annual Rule 12b-1 distribution fee of up to 0.50% for Class A shares.  For the 12-month period covered by this Prospectus, the Fund’s Board of Trustees (the “Board of Trustees”) has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares.

(2)	As the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
(3)
USA Mutuals Advisors, Inc. (the “Advisor”), the Fund’s investment advisor, has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses (collectively, “Excluded Expenses”)) to 1.50% for Institutional Class shares, 1.75% for Investor Class shares, 1.75% for Class A shares and 2.50% for Class C shares of average net assets of the Fund through October 1, 2016, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Board of Trustees, unless either the Board of Trustees or the Advisor terminates the agreement prior to such renewal.  To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement may be greater than 1.50% for Institutional Class shares, 1.75% for Investor Class shares, 1.75% for Class A shares and 2.50% for Class C shares.  The current term of the agreement may only be terminated by the Board of Trustees.  The Advisor shall be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses in effect at the time of the waiver.

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Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all distributions, and that the Fund’s operating expenses remain the same each year.  The limitation on total annual Fund operating expenses discussed in footnote (3) in the table above is reflected only through October 1, 2016.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
Institutional Class	$153	$487
Investor Class	$178	$564
Class A	$743	$1,106
Class C	$253	$791

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs, and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the period from June 1, 2013 to December 31, 2014, the annualized portfolio turnover rate for the Predecessor Partnership (defined below) was 218%.

Principal Investment Strategies
The Advisor has hired WaveFront Capital Management, L.P. (“WaveFront” or the “Sub-Advisor”) as the Fund’s sub-advisor.  The Sub-Advisor has discretion to purchase, manage and sell portfolio securities for the Fund’s investment portfolio, subject to the Fund’s investment objective, policies and limitations.

The Fund, a diversified investment company, employs a combination of equity, options and event-driven investment strategies designed to systematically capture the economic growth potential in emerging markets, while capitalizing on persistent market opportunities that offer repeatable and uncorrelated sources of return.  The Fund invests primarily in equity securities (i.e., common stocks and preferred stocks) of companies of any capitalization, which include foreign issuers (primarily issuers domiciled in emerging markets or less developed countries, but also issuers domiciled in developed markets) and U.S. issuers as well as those whose securities are traded in the U.S. as sponsored and unsponsored American Depositary Receipts (“ADRs”).  The Fund may use instruments to hedge up to 100% of its portfolio.  The hedging technique applied in the Fund’s investment process employs the selling of derivatives in the form of short-term call option contracts in an effort to collect cash premiums.  This hedge does not aim to entirely eliminate volatility, but rather aims to generate a monthly inflow of current income to the portfolio in order to lessen the overall volatility of the portfolio.

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies domiciled in emerging market countries or in stocks of companies whose principal business serves individuals located in emerging market countries.  Emerging market countries include newly industrialized countries or countries in the beginning stages of development, such as most countries in Africa, Asia, Latin America, the Middle East and Eastern Europe.  These also include countries in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index.

The Fund implements its strategy by using a monthly proprietary modeling process which employs relevant, quantitative factors to rank countries, weight sectors and select equity securities.  Country rankings are derived using fifteen factors within five categories: economic growth, demographic features, fiscal responsibility, domestic market, and relative valuations.  Sector weightings are the result of quantitative and economic measurements that rationally anticipate long term growth trends and development cycles of emerging market economies.  The equity selection process is driven by five factors that the Sub-Advisor believes have a relevant correlation to long-term capital appreciation.  Each quantitative factor score in the portfolio construction process is subject to a dynamic adjustment factor, or multiplier, which accounts for ‘real world’ risk factors in each country as well as current market conditions and trends on both the sector and equity level.  The resulting portfolio is risk-consciously positioned to harness anticipated long-term growth in emerging markets while incorporating real-time adjustments.

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Additionally, the Fund will utilize equity options contracts to generate non-correlated portfolio income and reduce the portfolio’s overall volatility.  The Fund will also pursue index event-driven strategies to capture price movements caused by index events such as the addition or deletion of companies from the relevant major emerging market stock indexes. Upon an index event announcement, the Fund may buy or sell the specific securities scheduled for addition or deletion from the relevant index prior to the effective date.   The price of these securities can be subject to excessive movements on the effective date, as the large number of index tracking investment vehicles are forced to buy or sell each issue.  The Fund will attempt to capitalize on these predictable pricing events by accumulating positions that allow it to sell or buy into this demand.  The goal of this strategy is to capture additional outperformance versus the benchmark.  Use of these strategies may vary depending upon market and other conditions, and may be limited by regulatory and other constraints to which the Fund is subject. The Fund may also invest in other investment companies and exchange-traded funds (“ETFs”).

For cash management purposes, the Fund may hold up to 20% of its net assets in cash or similar short-term, high quality debt securities.

Principal Risks
The risks associated with an investment in the Fund can increase during times of significant market volatility.  Investments in the Fund are subject to the following principal risks:

●	you could lose all or portion of your investment in the Fund;
●	certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market;
●
investment strategies employed by the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

●	as a new Fund, there can be no assurance that the Fund will grow or maintain an economically viable size;
●
political, social or economic instability in foreign developed and emerging markets may cause the value of the Fund’s investments in foreign securities to decline; in addition, emerging markets can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues;

●
investing in derivatives, specifically call and put options, for hedging purposes and to reduce Fund volatility, may subject the Fund to losses if the derivatives do not perform as expected and a small investment in a derivative could have a large potential impact on the performance of the Fund; in addition, options contracts are subject to the same risks as the investments in which the Fund invests directly, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments; lastly, investments in options involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed;

●
the Fund may seek to profit from the occurrence of specific index events and a delay in the timing of these events, or the failure of these events to occur at all, may have a significant negative effect on the Fund’s performance;

●	common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change;
●	preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited;
●
large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors, and may not be able to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion;

●	investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure could increase the volatility of the Fund’s portfolio;
●	the Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;
●
sponsored ADRs have less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards while unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is even less information publicly-available about unsponsored ADRs than sponsored ADRs; unsponsored ADRs are also not obligated to pass through voting rights to the Fund;

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●
an investment in ETFs or other mutual funds will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees;

●
a high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability; and

●	there is no assurance the U.S. Government will provide financial support on securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

Performance
Simultaneous with the commencement of the Fund’s investment operations on October 2, 2015, the WaveFront Emerging Markets Fund, L.P., a limited partnership managed by the Sub-Advisor (the “Predecessor Partnership”), converted into the Institutional Class shares of the Fund by contributing all of its assets to the Fund in exchange for Institutional Class shares of the Fund.  From its inception through October 2, 2015, the Predecessor Partnership maintained investment policies, objectives, guidelines, and restrictions that were, in all material respects, equivalent to those of the Fund, and at the time of the conversion, the Predecessor Partnership was managed by the same portfolio manager as the Fund and such portfolio manager managed the Predecessor Partnership since its inception in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund.  The Fund’s performance for periods before October 2, 2015 is that of the Predecessor Partnership and includes the expenses of the Predecessor Partnership.  The performance includes gains or losses plus income and the reinvestment of all dividends and interest.  All returns reflect the deduction of all actual fees and expenses, paid by the Predecessor Partnership, without provision for state or local taxes.  If the Predecessor Partnership’s performance was adjusted to reflect the projected first year expenses of the Fund, the performance for all periods would have been lower than that stated.

The performance returns of the Predecessor Partnership are unaudited and are calculated by the Sub-Advisor on a total return basis.  The Predecessor Partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.  On a going forward basis after October 2, 2015, the Fund’s performance will be calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total return for the Predecessor Partnership.  Please refer to the Financial Statements section of the Fund’s SAI to review additional information regarding the Predecessor Partnership.

The following information provides some indication of the risks of investing in the Fund.  The bar chart shows the Predecessor Partnership’s annual returns from year to year.  The table shows how the Predecessor Partnership’s average annual returns for the one year and since inception periods compare with those of a broad measure of market performance.  The Predecessor Partnership’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information will be available on the Fund’s website at www.usamutuals.com.

Predecessor Partnership Calendar Year Total Returns as of December 31,*

* The Predecessor Partnership’s year-to-date total return as of June 30, 2015 was 6.05%.

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During the period of time shown in the bar chart, the highest return for a calendar quarter was 4.78% (quarter ended June 30, 2014) and the lowest return for a calendar quarter was -6.49% (quarter ended June 30, 2013).

Average Annual Total Returns
(For the periods ended December 31, 2014)
USA Mutuals/WaveFront Hedged Emerging Markets Fund*	1 Year	Since Inception (6/1/2013)
Return Before Taxes	4.44%	3.63%
Return After Taxes on Distributions	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	N/A	N/A
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	-2.19%	-0.87%
*	The returns shown are those of the Predecessor Partnership and do not reflect a sales load. If sales loads were reflected, returns would be less.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  The Predecessor Partnership was an unregistered partnership that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions.  As a result of the different tax treatment, the Fund is unable to show after-tax returns for periods prior to October 2, 2015.

Investment Advisor and Sub-Advisor
USA Mutuals Advisors, Inc. is the Fund’s investment advisor.  WaveFront Capital Management, L.P. is the Fund’s sub-advisor.

Portfolio Manager
Mr. Mark Adams, portfolio manager for the Sub-Advisor, has been the portfolio manager primarily responsible for the day-to-day management of the Fund since the Fund commenced operations in October, 2015.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem shares by mail (USA Mutuals, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-0701), by internet or by telephone at 1–866–264–8783.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial amount of investment in the Fund and exchanges into the Fund from another fund in the USA Mutuals fund family is $100 for retirement accounts and $2,000 for other types of accounts.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $100.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your advisor or visit your financial intermediary’s website for more information.

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Principal Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

Investment Objective
The investment objective of the Fund is consistent long-term capital appreciation with significantly less volatility compared to traditional emerging markets indices.

Changes to Investment Objective and Strategies.  The Fund’s investment objective, investment strategies and policies described in this Prospectus are not fundamental and may be changed by sole action of the Board of Trustees without shareholder approval.  Shareholders will be provided with sixty (60) days advance written notice prior to a change to the Fund’s investment objective.

Principal Investment Strategies
The Advisor has hired WaveFront Capital Management, L.P. (“WaveFront” or the “Sub-Advisor”) as the Fund’s sub-advisor.  The Sub-Advisor has discretion to purchase, manage and sell portfolio securities for the Fund’s investment portfolio, subject to the Fund’s investment objective, policies and limitations.

The Fund, a diversified investment company, employs a combination of equity, options and event-driven investment strategies designed to systematically capture the economic growth potential in emerging markets, while capitalizing on persistent market opportunities that offer repeatable and uncorrelated sources of return.  The Fund invests primarily in equity securities (i.e., common stocks and preferred stocks) of companies of any capitalization, which include foreign issuers (primarily issuers domiciled in emerging markets or less developed countries, but also issuers domiciled in developed markets) and U.S. issuers as well as those whose securities are traded in the U.S. as sponsored and unsponsored American Depositary Receipts (“ADRs”).  The Fund may use instruments to hedge up to 100% of its portfolio.  The hedging technique applied in the Fund’s investment process employs the selling of derivatives in the form of short-term call option contracts in an effort to collect cash premiums.  This hedge does not aim to entirely eliminate volatility, but rather aims to generate a monthly inflow of current income to the portfolio in order to lessen the overall volatility of the portfolio.

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies domiciled in emerging market countries or in stocks of companies whose principal business serves individuals located in emerging market countries.  Emerging market countries include newly industrialized countries or countries in the beginning stages of development, such as most countries in Africa, Asia, Latin America, the Middle East and Eastern Europe.  These also include countries in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index.

The Fund implements its strategy by using a monthly proprietary modeling process which employs relevant, quantitative factors to rank countries, weight sectors and select equity securities.  Country rankings are derived using fifteen factors within five categories: economic growth, demographic features, fiscal responsibility, domestic market, and relative valuations.  Sector weightings are the result of quantitative and economic measurements that rationally anticipate long term growth trends and development cycles of emerging market economies.  The equity selection process is driven by five factors that the Sub-Advisor believes have a relevant correlation to long-term capital appreciation.  Each quantitative factor score in the portfolio construction process is subject to a dynamic adjustment factor, or multiplier, which accounts for ‘real world’ risk factors in each country as well as current market conditions and trends on both the sector and equity level.  The resulting portfolio is risk-consciously positioned to harness anticipated long-term growth in emerging markets while incorporating real-time adjustments.

Additionally, the Fund will utilize equity options contracts to generate non-correlated portfolio income and reduce the portfolio’s overall volatility.  The Fund will also pursue index event-driven strategies to capture price movements caused by index events such as the addition or deletion of companies from the relevant major emerging market stock indexes. Upon an index event announcement, the Fund may buy or sell the specific securities scheduled for addition or deletion from the relevant index prior to the effective date.   The price of these securities can be subject to excessive movements on the effective date, as the large number of index tracking investment vehicles are forced to buy or sell each issue.  The Fund will attempt to capitalize on these predictable pricing events by accumulating positions that allow it to sell or buy into this demand.  The goal of this strategy is to capture additional outperformance versus the benchmark.  Use of these strategies may vary depending upon market and other conditions, and may be limited by regulatory and other constraints to which the Fund is subject. The Fund may also invest in other investment companies and exchange-traded funds (“ETFs”).

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For cash management purposes, the Fund may hold up to 20% of its net assets in cash or similar short-term, high quality debt securities.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

Who May Want to Invest in the Fund
The Fund may be appropriate for investors who are looking for an emerging markets component to complete their portfolio, are willing to assume the risk of investing in emerging markets, and seek capital appreciation on investments in foreign securities.  The Fund is not appropriate for investors that have short-term financial goals.

General Investment Policies of the Fund

Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, the Advisor may invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Fund not achieving its investment objective.  Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Principal Risks of Investing in the Fund

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  Except as otherwise noted, the following risks apply to the Fund:

●
Management Risks.  The ability of the Fund to meet its investment objective is directly related to the investment strategies for the Fund.  The value of your investment in the Fund may vary with the effectiveness of the Sub-Advisor’s research, analysis and selection of portfolio securities.  If the investment strategies do not produce the expected results, your investment could be diminished or even lost.

●
New Fund Risk.  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.  Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines that liquidation is in the best interest of shareholders.  As a result, the timing of the Fund’s liquidation may not be favorable.

●
Emerging Market Risks.  The Fund invests in foreign securities and/or ADRs of emerging market-domiciled companies.  In addition to the risks of foreign securities in general, countries in emerging markets can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

●
Options Risk.  Options contracts are subject to the same risks as the investments in which the Fund invests directly, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments.  Investments in options involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed.  If the Sub-Advisor incorrectly forecasts the value of investments in using an option contract, then a Fund might have been in a better position if the Fund had not entered into the contract.  In addition, the value of an option may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets.

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●
Event-Driven Trading Risk.  Event-driven investing requires the Sub-Advisor to make predictions about the likelihood that an index event will occur and the impact such event will have on the value of a company’s securities.  If the index event fails to occur or it does not have the effect foreseen, losses can result.  For example, the purchase of a security scheduled to be added to the index does not guarantee that its value will increase, which may harm Fund performance.

●
Equity Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.  Preferred stock has a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved.  Although the dividend on preferred stock may be set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

●
Foreign Securities Risks.  Foreign securities may involve more risks than those associated with U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, and resource self-sufficiency.  Additional risks include currency fluctuations, political and economic instability, imposition of foreign withholding taxes, differences in financial reporting standards and less stringent regulation of securities markets.

●
Large Capitalization Companies Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

●
Small and Medium Capitalization Companies Risks.  To the extent that the Fund invests in the equity securities of companies with small and medium size capitalizations, the Fund is subject to certain risks.  Companies with small and medium size capitalizations often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.

●
Liquidity Risks.  The securities of many companies with small and medium size capitalizations may have less “float” (the number of shares that normally trade on a given day) and less interest in the market and therefore are subject to liquidity risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like to sell.

●
ADR Risks.  ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  Investing in ADRs may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards.  Additionally, unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is even less information publicly-available about unsponsored ADRs than sponsored ADRs; unsponsored ADRs are also not obligated to pass through voting rights to the Fund.

●
Exchange-Traded Fund Risks.  An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies and policies.  The price of an ETF can fluctuate within a wide range, and the Fund could lose money when investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value (“NAV”); (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  Additionally, ETFs have management fees, which increase their cost.

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Portfolio Turnover Risk . A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Fund’s performance.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.

●
Government Sponsored Entity Risk.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  As a result, there is a risk that these entities will default on a financial obligation.

Disclosure of Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).  Disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports to Fund shareholders will be available free of charge, by contacting the Fund c/o U.S. Bancorp Fund Services, LLC, at 1–866–264–8783 and on the Fund’s website at www.usamutuals.com.  The Form N-Q will be available on the SEC’s website at www.sec.gov.

Management of the Fund

Under the laws of the State of Delaware, the Board of Trustees of USA Mutuals (the “Trust”) is responsible for managing the Trust’s business and affairs.  The Board of Trustees also oversees duties required by applicable state and federal law.  The Trust has entered into an investment advisory agreement dated August 24, 2015 (the “Investment Advisory Agreement”) with the Advisor, pursuant to which the Advisor manages the investment of the assets of the Fund, subject to the oversight and review of the Board of Trustees.

A discussion regarding the Board of Trustees’ basis for approving the Investment Advisory Agreement will be included in the Fund’s semi-annual report to shareholders for the period ending September 30, 2015.

The Advisor

USA Mutuals Advisors, Inc., formerly known as “Mutuals Advisors, Inc.,” is located at Plaza of the Americas, 700 North Pearl Street, Suite 900, Dallas, Texas 75201 and serves as the investment advisor to the Fund.  The Advisor is wholly-owned by Mutual Capital Alliance, Inc. (formerly known as Mutuals.com Holdings Corp.).  The Advisor is an SEC-registered investment advisor.  The Advisor serves as investment advisor to mutual funds, including three other mutual funds in the Trust (together with the Fund, the “USA Mutuals Funds”), which are currently offered in separate prospectuses.  The Advisor, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations.  The Advisor also keeps related records for the Fund.

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The Advisor is entitled to an annual advisory fee of 1.25% of the Fund’s average daily net assets.  In addition, the Advisor has entered into an Expense Waiver and Reimbursement Agreement (the “Expense Agreement”) in which it has agreed to limit expenses to 1.50% for Institutional Class shares, 1.75% for Investor Class shares, 1.75% for Class A shares and 2.50% for Class C shares of average net assets of the Fund.  The Expense Agreement expires on October 1, 2016.  Under the Expense Agreement, the Advisor may recapture waived or reimbursed expenses for a three-year period following such waiver or reimbursement under specified conditions.  The Expense Agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed.

The Sub-Advisor

The Advisor has entered into a sub-advisory agreement with the Sub-Advisor, and the Advisor compensates the Sub-Advisor out of the investment advisory fees it receives from the Fund.  The Sub-Advisor makes investment decisions for the assets it has been allocated to manage.  The Advisor oversees the Sub-Advisor for compliance with the Fund’s investment objective, policies, strategies and restrictions, and monitors the Sub-Advisor’s adherence to its investment style.  The Board of Trustees supervises the Advisor and the Sub-Advisor, establishes policies that they must follow in their management activities, and oversees the hiring, termination and replacement of Sub-Advisors recommended by the Advisor.

A discussion regarding the basis of the Board of Trustees’ approval of the investment sub-advisory agreement between the Advisor and the Sub-Advisor will be available in the Fund’s semi-annual report to shareholders for the period ending September 30, 2015.

The following provides additional information about the Sub-Advisor.

WaveFront Capital Management, L.P.
WaveFront Capital Management, L.P. is located at 301 Battery Street, Suite 400, San Francisco, California 94111 and serves as the investment sub-advisor to the Fund.  The Sub-Advisor is an SEC-registered investment advisor and is a Delaware limited partnership.  The general partner is WaveFront Capital Holdings, LLC.  The Sub-Advisor manages accounts on a discretionary basis for individually managed accounts, private pooled investment funds, and private investment funds sponsored and organized by entities other than WaveFront.

Portfolio Manager

Mr. Mark Adams, CFA®, portfolio manager of WaveFront, is the portfolio manager primarily responsible for the day-to-day portfolio management of and investment research for the Fund.  He has managed the Fund since it commenced operations in October 2015.  Previous to joining WaveFront in 2013, Mr. Adams served as Director of Research with Baochuan Capital Management, LLC from 2007 to 2013, and was Senior Portfolio Manager for Active Investment Advisers Active China Strategy and Active Managed ETF Portfolios.  Mr. Adams has also served as Chief Operating Officer at Barra Rogers Casey and currently sits on the Investment Committee of AlphaShares, LLC.  Mr. Adams holds a Bachelor of Science in Economics and Bachelor of Arts in Fine Arts from the University of Pennsylvania.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Chartered Financial Analyst, CFA® is a registered trademark owned by the CFA Institute.

Shareholder Information

Choosing a Share Class

The Fund offers Institutional Class, Investor Class, Class A and Class C shares in this Prospectus.  Each class of shares has a different distribution agreement and expenses to provide for different investment needs.  This allows you to choose the class of shares most suitable for you depending on the amount and length of investment and other relevant factors.

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Class A Shares.  You can buy Class A shares of the Fund at the public offering price, which is the NAV plus an up-front sales charge.  The minimum initial amount of investment for Class A shares of the Fund and exchanges into the Fund from another fund in the USA Mutuals fund family is $100 for retirement accounts and $2,000 for other types of accounts.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $100.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class A shares acquired through reinvestment of Fund distributions.  Class A shares are subject to a Rule 12b-1 fee of up to 0.50%, which is lower than the Rule 12b-1 fee for Class C shares.  However, the Board of Trustees has currently authorized a Rule 12b-1 fee of only 0.25% for Class A shares.

The up-front Class A sales charge and the commissions paid to dealers for the Fund is calculated as follows:

When you invest this amount	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Net Amount Invested(1)	Dealer Reallowance
Less than $50,000	5.75%	6.10%	5.00%
$50,000 – but less than $100,000	4.75%	4.99%	4.00%
$100,000 – but less than $250,000	4.00%	4.17%	3.25%
$250,000 – but less than $500,000	3.00%	3.09%	2.50%
$500,000 – but less than $1,000,000	2.50%	2.56%	2.00%
$1,000,000 and above(2)	0.00%	0.00%	1.00%(3)
(1)	Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(2)
No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a contingent deferred sales charge (“CDSC”) of 1.00% on certain redemptions of those investments made within 18 months of the purchase.  If imposed, the CDSC is based on the NAV of the shares at the time of purchase.

(3)	The Advisor may pay a commission up to 1.00% out of its own resources to financial intermediaries who initiate and are responsible for the purchase of shares of $1 million or more.

The Fund’s distributor, Quasar Distributors, LLC (the “Distributor”) may, at its discretion, offset the compensation owed to the Distributor for its services with the underwriter concessions (the difference between the sales charge and the dealer reallowance) it receives.  The Distributor may also reimburse the Advisor, its affiliates or other dealers for distribution-related expenses they incur from the underwriter concessions at its discretion.

The offering price for Class A shares of the Fund includes the relevant sales charge.  The commission paid to the Distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares.  Normally, reallowances are paid as indicated in the above table.

Contingent Deferred Sales Charge on Class C Shares.  Class C shares of the Fund are subject to a CDSC.  The CDSC is imposed on Class C shares redeemed by the shareholder within 12 months of purchase.  The 1.00% CDSC is based on the NAV of the shares on the date of original purchase.

Institutional Class Shares.  Institutional Class shares are available directly from the Fund or through advisory and fee-based programs of brokers and financial advisors that have an agreement with the Fund.

Sales Charge Reductions and Waivers

We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares of the Fund.

Class A Sales Charge Reductions.  Reduced sales charges are available to shareholders with investments of $50,000 or more.  In addition, you may qualify for reduced sales charges under the following circumstances.

Letter of Intent.  An investor may qualify for a reduced sales charge immediately by stating his or her intention to invest in one or more funds in the USA Mutuals fund family, during a 13-month period, an amount that would qualify for a reduced sales charge and by signing a Letter of Intent (“LOI”), which may be signed at any time within 90 days after the first investment to be included under the LOI.  However, if an investor does not buy enough shares to qualify for the lower sales charge by the end of the 13-month period (or when you sell your shares, if earlier), the additional shares that were purchased due to the reduced sales charge credit the investor received will be liquidated to pay the additional sales charge owed.

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Rights of Accumulation.  You may add the current value of all of your existing Fund shares to determine the front-end sales charge to be applied to your current Class A purchase.  Only balances currently held entirely at the Fund or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge.  You may include the value of Fund investments held by the members of your immediately family, including the value of other investments in the USA Mutuals fund family held by you or them in individual retirement plans, such as IRAs, provided such balances are also currently held entirely at the Fund or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase.  The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested distributions) or the current account market value; whichever is greater.  The current market value of the shares is determined by multiplying the number of shares by the previous day’s NAV.

Investments of $1,000,000 or More.  With respect to Class A shares of the Fund, if you invest $1 million or more, either as a lump sum or through our rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge.  However, you may be subject to a 1.00% CDSC on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested distributions).  The CDSC for the Class A shares is based on the NAV of the shares at the time of purchase.  The holding period for the CDSC begins on the day you buy your shares.  Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.  If there are not enough of these to meet your request, we will sell the shares in the order they were purchased.

Class A Sales Charge Waivers:  The Fund may sell Class A shares at NAV (i.e., without the investor paying any initial sales charge) to certain categories of investors, including:

●	the Advisor or its employees and affiliates, and investment advisory clients or investors referred by the Advisor or its affiliates for purchases direct with the Fund;
●
officers and present or former trustees of the Trust; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund);

●
employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Advisor;

●	fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients;
●	broker-dealers who have entered into selling agreements with the Fund’s distributor for their own accounts; and
●	no-transaction-fee programs of brokers that have a dealer or shareholder servicing agreement with the Fund.

Please refer to the SAI for detailed program descriptions and eligibility requirements.  Additional information is available by calling 1–866–264–8783.  To receive a reduction in or waiver of your Class A sales charge, you must let your financial institution or shareholder services representative know at the time you purchase shares that you qualify for such a reduction.  You may be asked by your financial advisor or shareholder services representative to provide account statements or other information regarding your related accounts or related accounts of your immediate family in order to verify your eligibility for a reduced or waived sales charge.  Your financial advisor can also help you prepare any necessary application forms.  You or your financial advisor must notify the Fund at the time of each purchase if you are eligible for any of these programs.  The Fund may modify or discontinue these programs at any time.  Information about Class A sales charges and breakpoints is available on the Fund’s website at www.usamutuals.com.

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Class C Shares

You can buy Class C shares of the Fund at NAV.  Class C shares are subject to a Rule 12b-1 fee of 1.00%, payable to the Fund’s distributor or selected dealers.  Your financial intermediary will receive a commission of up to 1.00% on the sale of Class C shares from the Fund’s distributor.  Because Class C shares pay a higher Rule 12b-1 fee than Class A shares, Class C shares have higher ongoing expenses than Class A shares.

Class C shares of the Fund are also subject to a 1.00% CDSC on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested distributions) to recover commissions paid to your financial intermediary.  The CDSC for these Class C shares is based on the NAV of the shares at the time of purchase.  The holding period for the CDSC begins on the day you buy your shares.  Your shares will age one month on that same date the next month and each following month.  For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month.  To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another fund.  These deferred sales charges may be waived under certain circumstances such as:

●	death of the shareholder;
●	divorce, where there exists a court decree that requires redemption of the shares;
●	return of IRA excess contributions;
●	shares redeemed by the Fund due to low balance or other reasons;
●	shares redeemed in accordance with the Fund’s Systematic Withdrawal Plan (“SWP”); and
●	other circumstances under the Advisor’s discretion.

Valuation of Fund Shares

Shares of the Fund are sold on a continuous basis at NAV per share, plus any applicable sales charge, which is determined by the Fund as of the close of regular trading (generally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  The NYSE is generally closed on national holidays.  However, the NAV of the Fund may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  Purchase and redemption requests are priced at the applicable price calculated after receipt of such requests.  The NAV is determined by adding the value of the Fund’s securities, cash and other assets, subtracting all expenses and liabilities of the Fund, and then dividing by the total number of shares of the Fund outstanding.  The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.  The Fund may invest in foreign securities.  Since the exchanges on which such foreign securities trade may be open on days that the NYSE is not open, the values the Fund uses to determine its NAV may change on days that the Fund’s shareholders may be unable to purchase or redeem Fund shares.

The Fund’s investments are valued according to market value.  When a market quote is not readily available, the security’s value is based on “fair value” as determined by the Advisor in good faith and in accordance with procedures approved by the Board of Trustees.  When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale.  Therefore, if a shareholder purchases or redeems shares in the Fund at a time when it holds securities priced at a fair value, this may have the unintended effect of increasing or decreasing the number of shares received in a purchase or the value of the proceeds received upon a redemption.

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of that exchange that the Fund generally considers to be the principal exchange on which the stock is traded.  Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day.  If market quotations are not readily available, any security or other asset will be valued at its fair value as determined under procedures approved by the Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund’s shares are accurately priced.

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Buying Shares

Minimum Investments
The minimum initial amount of investment in the Fund is $100 for retirement accounts and $2,000 for all other accounts.  Subsequent purchases of Fund shares may be made with a minimum investment amount of $100.  Shareholders will be given at least thirty (30) days’ written notice of any change in the minimum amount of initial or subsequent investments.

Timing of Requests
Your share price will be the next NAV, plus any applicable sales charge, calculated after the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), receives your request in good order.  All requests received in good order before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. will be priced on the next business day.
When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:
■	The name of the Fund you are investing in;
■	The dollar amount of shares to be purchased;
■	Purchase application or investment stub; and
■	Check payable to “USA Mutuals Funds”.

Receipt of Orders
Shares may only be purchased on days the NYSE is open for business.  The Fund may authorize one or more broker-dealers to accept on its behalf purchase and redemption orders that are in good order.  In addition, these broker-dealers may designate other financial intermediaries to accept purchase and redemption orders on the Fund’s behalf.  Your order will not be accepted until the completed account application to purchase Fund shares (“Account Application”) is received and accepted by the Transfer Agent.

All Account Applications are subject to acceptance by the Fund and are not binding until so accepted.  The Fund reserves the right to reject any purchase order if, in its discretion, it is in the Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund.  A service fee, currently $25, will be deducted from a shareholder’s account for any purchases that do not clear.  The Fund and the Transfer Agent will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.

Methods of Buying
By mail
You may purchase shares of the Fund by contacting the Fund directly.  To open an account, complete an Account Application and send it, together with your payment for the amount you wish to invest and the name of the Fund and share class you are investing in, to the appropriate address below.  Payment should be made in U.S. dollars by check drawn on a domestic financial institution, savings and loan, or credit union, or sent by wire transfer.  Checks should be made payable to “USA Mutuals Funds.”  The Fund will not accept payment in cash or money orders.  To prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, traveler’s checks, credit card checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks or any conditional order or payment.  To make additional investments once you have opened your account, write your account number on the check and send it together with the stub from the most recent confirmation statement received from the Transfer Agent to the appropriate address below.  If your check or Automated Clearing House (“ACH”) payment is returned for any reason, your purchase will be canceled, and a $25 fee will be assessed against your account by the Transfer Agent, and you may be responsible for any loss incurred by the Fund.  Please visit www.usamutuals.com for more information about how to purchase shares of the Fund.

	Regular Mail USA Mutuals Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery USA Mutuals Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

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NOTE:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

By telephone
To make additional investments by telephone, you must check the appropriate box on your Account Application authorizing telephone purchases.  If you have given authorization for telephone transactions and your account has been open for at least 15 calendar days, call the Transfer Agent toll free at 1–866–264–8783 and you will be allowed to move money from your bank account to your Fund account upon request.  Only bank accounts held at U.S. institutions that are ACH members may be used for telephone transactions.  For security reasons, requests by telephone will be recorded.

If you accepted telephone and internet options on your Account Application form or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.  During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail the request to the Fund at the address listed above under “By mail.”

By wire
Prior to wiring any funds, you must notify the Transfer Agent of your intent to wire, and to verify the wiring instructions to ensure proper credit when the wire is received.  Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for same day pricing.  The Fund and U.S. Bank, N.A., the Fund’s custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

If you are establishing a new account by wire, contact the Transfer Agent by telephone to make arrangements with a service representative to submit your completed application via facsimile.  The representative will contact you within 24 hours of receipt of the faxed application to provide you with an account number and wiring instructions.  You should then instruct your bank to wire transfer the intended amount in federal funds to:

U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI  53202
ABA #:  075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further Credit:       USA Mutuals, (the name of the Fund you are investing in)
 (your name or the title on the account)
 (your account #)

Through an Automatic Investment Plan
Once you open your account, you may purchase shares of the Fund through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking or savings account on a monthly basis.  To be eligible for this plan, your bank must be a domestic institution that is an ACH member.  Investments in the Fund through an AIP may be made with a minimum investment of $100.  The Fund may modify or terminate the AIP at any time without notice.  The first AIP purchase will take place no earlier than 15 calendar days after the Transfer Agent has received your request.  We are unable to debit mutual fund or pass through accounts.

Through the Internet
You may purchase subsequent shares through the Fund’s website at www.usamutuals.com if you accepted telephone and internet options on your Account Application form and included a voided check or savings deposit slip.  If you accepted these options and your account has been open for at least 15 calendar days, you may access the website and you will be allowed to purchase or exchange Fund shares upon request.  Only bank accounts held at U.S. institutions that are ACH members may be used for website transactions.

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Please remember that only purchases and exchanges of Fund shares are allowed on the website, and you cannot sell Fund shares through the website.

Through an authorized broker-dealer organization
You may purchase shares of the Fund through any broker-dealer organization that has been authorized by the Fund and has an agreement with the Distributor.  These broker-dealers are further authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  A purchase order is deemed received by the Fund when an authorized broker-dealer, or, if applicable, a broker-dealer’s authorized designee, receives the request in good order.  Please keep in mind that your broker-dealer may charge additional fees for its services.

Anti-Money Laundering Information
In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program.  As requested on the Account Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1–866–264–8783 if you need additional assistance when completing your Account Application.

If, through reasonable measures, the Transfer Agent is unable to verify the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information allowing the Transfer Agent to verify the shareholder’s identity is received.  The Fund may also reserve the right to close the account within five business days if clarifying information or documentation is not received.  Any delay in processing your order will affect the purchase price you receive for your shares.  The Trust, the Distributor and the Transfer Agent are not liable for fluctuations in NAV experienced as a result of such delays in processing.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund does not sell shares to any person residing in a country other than the United States of America, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.  Additionally, in its discretion, the Fund may refuse to allow someone to purchase shares based on suspicious, inappropriate or illegal activity, such as market timing (please see the section below entitled “Selling Shares – Market Timing Trading Policy” for additional information).

Selling Shares

Methods of Selling
By mail
Send your written redemption request to the Transfer Agent at the appropriate address below.  Your request should be in good order and contain the name of the Fund you are selling, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed.  Be sure to have all shareholders sign the letter.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).  Please see the SAI for more information.

	Regular Mail USA Mutuals Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery USA Mutuals Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

Note: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

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The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

●      if a change in ownership is requested;
●  written requests to wire redemption proceeds (if not previously authorized on the account);
●  if a change of address request has been received by the Transfer Agent within the last 15 calendar days; and
●  for all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Fund and/or Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Shareholders who hold their shares through an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

By telephone
If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund), you may redeem shares in any amount, but not less than $100 and not more than $50,000, by instructing the Fund by telephone at 1–866–264–8783.  A signature guarantee may be required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Fund nor its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

●  that you correctly state the Fund account number;
●  the name in which your account is registered;
●  the Social Security or tax identification number under which the account is registered; or
●  the address of the account holder, as stated in the account application form.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

By wire
To redeem shares by wire to a previously designated bank account, call the Fund at 1–866–264–8783 and specify the amount of money you wish to be wired.  Your bank may charge a fee to receive wired funds.  The Transfer Agent will charge a reasonable nominal fee for outgoing wires.

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Through a broker-dealer organization
If you purchased your shares through a broker-dealer or other financial organization, your redemption order may be placed through the same organization.  The organization is responsible for sending your redemption order to the Fund on a timely basis.  Please keep in mind that your broker-dealer may charge additional fees for its services.

Payment of Redemption Proceeds to You
You may redeem the Fund’s shares at a price equal to the NAV next determined after the Transfer Agent receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received in good order by the Fund before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern Time) will usually be wired to the bank you indicate or mailed on the following day to the address of record.  You may also have your redemption proceeds sent to your predetermined bank account by electronic funds transfer through the ACH network, provided your bank is a member.  Proceeds will generally be credited to your account within two business days.  There is no charge to have your payment sent via ACH.  In all cases, proceeds will be sent within seven calendar days after the Fund receives your redemption request.
When making a redemption request, make sure your request is in good order. “Good order” means your letter of instruction includes:
■	The name of the Fund you are investing in;
■	The dollar amount of shares to be redeemed;
■	Signatures of all registered shareholders exactly as the shares are registered and a signature guarantee, when applicable; and
■	The account number.

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 15 calendar days).  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.

Specifically, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

Systematic Withdrawal Plan
As another convenience, you may redeem your Fund shares through the SWP.  Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  In order to participate in the SWP, your account balance must be at least $10,000 and each payment should be a minimum of $100.  If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (“ACH”) network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated at any time by the Fund.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a capital gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the distributions credited to your account, the account ultimately may be depleted.

Redemption-in-Kind
The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund reserves the right to make a “redemption-in-kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets.  In such cases, you may incur brokerage costs in converting these securities to cash.  For federal income tax purposes, redemptions in-kind are taxed in the same manner as redemptions made in cash.

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Market Timing Trading Policy
Market timing is generally defined as the excessive short-term trading of mutual fund shares that may be harmful to the Fund and its shareholders.  The Board of Trustees has adopted policies and procedures that are designed to detect and deter abusive short term trading practices in the Fund (the “Market Timing Policy”). Short-term or excessive trading into and out of the Fund may harm performance by disrupting investment strategies and by increasing expenses.  Accordingly, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from an investor who, in the Advisor’s sole discretion, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund.

The risks of market timing cannot be eliminated.  Depending on various factors (including the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, and the dollar amount, number and frequency of trades), market timing may disrupt investment strategies, increase brokerage, administrative, and other expenses and impact the Fund’s performance.  The Fund is currently using several methods to detect and deter market timing.  These methods include the use of broad authority to take discretionary action against market timers and against particular trades and selective monitoring of trade activity.

Each of these methods involves judgments that are inherently subjective, although the Fund and its service providers seek to make judgments that are consistent with shareholder interests.  Moreover, each of these methods involves some selectivity in their application.  While the Fund seeks to take action that will detect and deter market timing, the Fund cannot represent that market timing can be completely eliminated.

In particular, since the Fund receives purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Fund cannot always detect short-term or excessive trading.  However, the Fund will work with financial institutions as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.  However, the Advisor and the Transfer Agent will make every effort to apply these policies to all shares held by Fund investors, whether held through the Transfer Agent or through intermediaries.  The Fund’s chief compliance officer monitors enforcement of the Fund’s policies regarding market timing.

Exchanging or Converting Shares

Exchanging Shares. Shareholders of record may exchange shares of the Fund for shares of any other fund in the USA Mutuals fund family on any business day by contacting the Fund directly.  This exchange privilege may be changed or canceled by the Fund at any time upon sixty (60) days’ written notice.  Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise.  A notary public cannot guarantee signatures.  A minimum investment amount of $100 for retirement accounts and $2,000 for all other accounts is required when exchanging into either an existing account or a newly established account.  An exchange from one fund to another is treated the same as an ordinary redemption and purchase for federal income tax purposes upon which you may realize a capital gain or loss depending on the length of time the shares are held, subject to certain limitations on the deductibility of losses.  This is not a tax-free exchange.  An exchange request received by the Fund prior to market close will be made at that day’s closing NAV.  In order to exercise the exchange privilege over the telephone, shareholders need to select this option on their shareholder application.

Exchange requests may be subject to limitations under the Market Timing Policy to ensure that the exchanges do not disadvantage the Fund or its shareholders.

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Converting Shares.  Shareholders of the Fund may elect on a voluntary basis to convert their shares in one class of the Fund into shares of a different class of the same Fund, subject to satisfying the eligibility requirements for investment in the new share class.  Shares may only be converted into a share class with a lower expense ratio than the original share class.  Class C shares are only eligible for conversion if they are no longer subject to a CDSC.

An investor may directly or through his or her financial intermediary contact the Fund to request a voluntary conversion between share classes of the same Fund as described above.  You may be required to provide sufficient information to establish eligibility to convert to the new share class.  All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load or other charge.  A share conversion within the same Fund will not result in a capital gain or loss for federal income tax purposes.  The Fund may change, suspend or terminate this conversion feature at any time.

Call the Fund (toll-free) at 1–866–264–8783 to learn more about exchanges and conversions of Fund shares, or to obtain a prospectus or visit www.usamutuals.com.

General Transaction Policies

Some of the following policies are mentioned above.  In general, the Fund reserves the right to:

●	vary or waive any minimum investment requirement;
●	refuse, change, discontinue or temporarily suspend account services, including purchase, exchange or telephone redemption privileges, for any reason;
●
reject any purchase or exchange request for any reason  (generally, the Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund due to the timing of the investment or an investor’s history of excessive trading);

●
redeem all shares in your account if your balance falls below the Fund’s minimum initial investment requirement (if, within thirty (30) days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares; however, the Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV);

●	delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund; and
●	reject any purchase or redemption request that does not contain all required documentation.

Your broker-dealer or other financial organization may establish policies that differ from those of the Fund.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your broker-dealer or other financial organization for details.

Closure of the Fund
The Advisor retains the right to close the Fund (or partially close the Fund) to new purchases if it is determined to be in the best interest of shareholders.  Based on market and Fund conditions, the Advisor may decide to close the Fund to new investors, all investors or certain classes of investors (such as Fund supermarkets) at any time.  If the Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders that the Fund reasonably believes are from the same family or household.  If you would like to discontinue householding for your accounts, please call the Transfer Agent at 1–866–264–8783 to request individual copies of these documents.  The Transfer Agent will begin sending individual copies within thirty (30) days after receiving your request.  This policy does not apply to account statements.

Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  If the Fund is unable to locate you, then it will determine whether your account can legally be considered abandoned.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  Your last known address of record determines which state has jurisdiction.

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Distribution of Fund Shares

The Distributor
Quasar Distributors, LLC is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, and serves as distributor and principal underwriter to the Fund.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.

Rule 12b-1 Plan
The Fund has adopted the Rule 12b-1 Plan under the 1940 Act.  Under the Rule 12b-1 Plan, Investor Class shares of the Fund pay the Distributor an annual fee of 0.25% of the average daily NAV of the Fund.  The Fund may pay the Distributor an annual fee up to 0.50% on Class A shares and 1.00% on Class C shares of the average daily net assets of the Fund.  However, the Board of Trustees has currently authorized an annual Rule 12b-1 fee for Class A shares of the Fund of only 0.25% of the average daily net assets of the Fund.  The Rule 12b-1 fee is used to finance activities that promote the sale of shares of the Fund.  Such activities include, but are not necessarily limited to, advertising, marketing, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel.  The Rule 12b-1 Plan has the effect of increasing the expenses of the shares of the Fund from what they would otherwise be.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment in the Fund and may cost you more than paying other types of sales charges.  The Institutional Class shares of the Fund are not subject to the Rule 12b-1 Plan and do not have Rule 12b-1 fees.

Distributions and Taxes

Distributions

The Fund is designed to pay shareholder distributions from the Fund’s investment company taxable income and from any net capital gain the Fund has realized.  Shares will be eligible to receive distributions and will begin earning the right to distributions on the day after which the Fund receives payment and shares are issued.  The Fund makes distributions of investment company taxable income semi-annually.  Net capital gain, if any, is distributed at least once a year.  If the day of distribution falls on a weekend or holiday on which the NYSE is closed, the distribution will be made on the next succeeding business day.  All of your distributions with respect to the Fund, however, will be reinvested in additional shares of the Fund unless you provide us with a written request to receive your payments in cash.  You may change your distribution option at any time in writing or by telephone.  Any such change will be effective only as to distributions for which the record date is five or more days after the Transfer Agent receives the request.  If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your checks or if your checks remain uncashed for six months, your distributions may be reinvested in Fund shares at the then current NAV.  In such case, all future distributions will automatically be reinvested in shares of the Fund.  No interest will accrue on amounts represented by uncashed distribution checks.  Distributions paid in cash or reinvested in additional shares are treated the same for federal income tax purposes.

If the Fund’s distributions exceed its then current and accumulated earnings and profits, all or a portion of such distributions may be recharacterized as a return of capital to shareholders.  A return of capital will generally not be taxable, but will reduce each shareholder’s cost basis in Fund shares (but not below zero) and will result in a higher reported capital gain or lower reported capital loss when those shares on which the distributions were received are ultimately sold, exchanged or redeemed.  Any return of capital in excess of a shareholder’s basis, however, is taxable as a capital gain.

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Federal Income Tax Consequences

Distributions of the Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain, and net gain from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income (for non-corporate shareholders, currently taxed at a maximum rate of 39.6%).  For non-corporate shareholders, to the extent that the Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income, such income may be subject to tax at the reduced federal income tax rates applicable to long-term capital gains, if certain holding period requirements have been satisfied by the shareholder.  For corporate shareholders, a portion of the Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the corporate shareholder meets certain holding period requirements with respect to its shares.  To the extent that the Fund’s distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and cannot be offset by a shareholder’s capital losses from other investments.

Distributions of the Fund’s net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gain (for non-corporate shareholders, currently taxed at a maximum rate of 20%) regardless of the length of time that a shareholder has owned Fund shares.  Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referred to above.

You will be taxed in the same manner whether you receive your distributions (whether of investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Medicare tax of 3.8 percent.  The Medicare tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon a sale, exchange or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.

Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption.  The amount of the gain or loss and the applicable rate of tax will depend generally upon the amount paid for the shares, the amount received from the sale, exchange or redemption, (including redemptions in-kind), and how long the shares were held by a shareholder.  Gain or loss realized upon a sale, exchange or redemption of shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and as short-term capital gain or loss if the shares have been held for one year or less.  Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares (through reinvestment of distributions or otherwise) within thirty days before or after selling, exchanging or redeeming other shares of the Fund at a loss, all or part of your loss will not be deductible and will instead increase the basis of the new shares.

If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stock and securities in foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that would enable the Fund’s shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any income taxes paid by the Fund to foreign countries and U.S. possessions.  Please see the SAI for additional information regarding the foreign tax credit.

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The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012, when such shareholders subsequently sell, exchange or redeem those shares.  The Fund will determine cost basis using the average cost method unless you elect in writing (and not over the telephone) any alternate IRS-approved cost basis method.  Please see the SAI for more information regarding cost basis reporting.

The federal income tax status of all distributions made by the Fund for the preceding year will be annually reported to shareholders.  Distributions made by the Fund may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of tax laws and the effect of such laws on you.  There may be other federal, state, foreign, or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

Financial Highlights
Because the Fund has recently commenced operations, there are no financial highlights available at this time.

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Investment Advisor
USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Investment Sub-Advisor
WaveFront Capital Management, L.P.
301 Battery Street, Suite 400,
San Francisco, California 94111

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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For More Information

You can find more information about the Fund in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports will provide the most recent financial reports and portfolio listings.  The annual report will contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of the SAI and the annual and semi-annual reports (when they become available), request other information, or make general inquiries about the Fund on the Fund’s website at www.usamutuals.com, by calling the Fund (toll-free) at 1–866–264–8783, or by writing to:

USA Mutuals Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI.  They will charge you a fee for this duplicating service.  You can also visit the SEC Public Reference Room and review and copy documents while you are there.  For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520
publicinfo@sec.gov
1-202-551-8090

Reports and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov.

1940 Act File No. 811-10319

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The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

USA Mutuals

Statement of Additional Information

USA Mutuals/WaveFront Hedged Emerging Markets Fund
Institutional Class Shares (WAVFX)
Investor Class Shares (WAVNX)
Class A Shares (WAVAX)
Class C Shares (WAVRX)

Dated October 1, 2015

This Statement of Additional Information (“SAI”) provides general information about the USA Mutuals/WaveFront Hedged Emerging Markets Fund (the “Fund”), a series of USA Mutuals.  This SAI is not a prospectus and should be read in conjunction with Fund’s current Prospectus dated October 1, 2015, as supplemented and amended from time to time, which is incorporated herein by reference.  A copy of the Prospectus may be obtained without charge by calling the Fund at 1-866-264-8783 or visiting www.usamutuals.com.

You should rely only on the information contained in this SAI and the Prospectus dated October 1, 2015.  USA Mutuals has not authorized others to provide additional information.  This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.  A copy of the Fund’s annual report may be obtained (when it becomes available) without charge by calling the Fund at 1-866-264-8783 or visiting www.usamutuals.com.

Phone: 1-866-264-8783	Series of USA Mutuals
Web: www.usamutuals.com

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ORGANIZATION OF THE TRUST AND THE FUND
USA Mutuals (the “Trust”) is an open-end management investment company, or mutual fund, organized as a Delaware statutory trust on March 20, 2001.  The Trust’s Declaration of Trust permits the Trust to offer separate series of units of beneficial interest and separate classes.  The Fund is currently authorized to offer Institutional Class, Class A, Class C and Investor Class shares.  The Trust may start more series and offer shares of a new fund or share class under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares) at $0.001 par value.  Shares of each series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the series or class of shares except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matter affects only the interest of a particular series or class of shares.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class.  The Trust does not normally hold annual meetings of shareholders.  The Board of Trustees of the Trust (the “Board of Trustees”) shall promptly call and give notice of a special meeting of shareholders upon the written request of shareholders owning 10% or more of the Fund’s outstanding shares, as required under Delaware law.  The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

With respect to the Fund, the Trust may offer more than one class of shares.  The Trust has adopted a multiple class plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each share class of the Fund.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as are declared by the Board of Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Board of Trustees has the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares of the Fund so long as the proportionate beneficial interests in the assets belonging to the Fund and the rights of shares of any other fund are in no way affected.  In the case of any liquidation of the Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund.  Expenses attributable to any series or class are borne by that series or class.  Any general assets, liabilities and expenses of the Trust not readily identifiable as belonging to a particular series or class are allocated to one or more series of the Trust by or under the direction of the Board of Trustees in accordance with the Trust’s Bylaws.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.  In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

USA Mutuals Advisors, Inc. (the “Advisor”) serves as the investment advisor to the Fund.  The Advisor also serves as investment advisor to the USA Mutuals Barrier Fund, the USA Mutuals Generation Wave Growth Fund and the USA Mutuals Takeover Targets Fund, each a series of the Trust, which are offered in separate Prospectuses and SAIs (together with the Fund, the “USA Mutuals Funds”).

Description of the Fund
The Fund is an open-end, diversified investment company, or mutual fund.

The Fund has an investment objective of consistent long-term capital appreciation with significantly less volatility compared to traditional emerging markets indices.

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INVESTMENT POLICIES, STRATEGIES AND ASSOCIATED RISKS
The following discussion supplements the description of the Fund’s investment objective and strategies set forth in the Prospectus.  Except for the fundamental investment limitations listed below (see “Fundamental Investment Limitations” in this SAI), the Fund’s investment objective, investment strategies and policies are not fundamental and may be changed by sole action of the Board of Trustees without shareholder approval.  Shareholders will be provided with sixty (60) days advance written notice prior to a change to the Fund’s investment objective.  While the Fund is permitted to hold securities and engage in various strategies as described hereafter, it is not obligated to do so.

Whenever an investment policy or investment restriction states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the Fund’s investment policies and investment restrictions set forth herein or in the Prospectus.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, the Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Equity Securities
The Fund may invest in equity securities consistent with its investment objective and strategies.  An equity security, or stock, represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  Equity securities, such as common stocks, represent shares of ownership of a corporation.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  Please see “Debt Securities,” below.

To the extent the Fund invests in the equity securities of small or medium-size companies, the Fund will be exposed to the risks of smaller sized companies.  Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, those companies often have limited product lines, services, markets or financial resources, or are dependent on a small management group.  In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions can decrease the value and liquidity of securities held by the Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Other Investment Companies and Exchange-Traded Funds (“ETFs”)
The Fund may invest in shares of other investment companies, which may include ETFs and money market mutual funds in addition to other mutual funds.  The Fund’s investments in money market mutual funds may be used for cash management purposes, for temporary defensive purposes, and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  An ETF, a type of investment company that trades like common stock on an exchange, usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.

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The Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act.  This limitation may prevent the Fund from allocating its investments in the manner the Advisor considers optimal.  Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1.50%.

If the Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.  In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) is not required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than 30 days.

As a shareholder of another investment company, the Fund bears, along with other shareholders, a pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.  These expenses will be in addition to the advisory and other expenses that the Fund bears directly in connection with their own operations.

Exchange-Traded Funds
An investment in an ETF generally presents the same primary risk as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies and policies.  The price of an ETF can fluctuate within a wide range, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  Additionally, ETFs have management fees, which increase their cost.

Exchange Traded Notes (“ETNs”)
The Fund may invest in ETNs.  An ETN is a type of unsecured, unsubordinated debt security that differs from other types of bonds and notes because ETN returns are typically based upon the performance of a market index.  ETNs are publically traded on a U.S. securities exchange.  An ETN incurs certain expenses not incurred by its applicable index, and an investment in an ETN will bear its proportionate share of any fees and expenses borne by the ETN. The market value of an ETN share may differ from its net asset value (“NAV”); the share may trade at a premium or discount to its NAV, which may be due to, among other things, differences in the supply and demand in the market for the share.  Although an ETN is a debt security, it is unlike a typical bond, in that there are no periodic interest payments and principal is not protected.  ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.

Debt Securities
The Fund may invest in debt securities, including debt securities convertible into common stock consistent with its investment objective and strategies.  Debt securities purchased by the Fund may consist of obligations of any rating.  Debt securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of issuers of the securities to make principal and interest payments than would occur with securities rated in higher categories.  Securities referred to as “high-risk” securities generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer’s capacity to pay interest and repay principal over a long period of time.  The Fund may invest in high yield debt securities or “junk bonds” that are considered high risk.  Special tax considerations are associated with investing in high-yield securities structures such as zero coupon or “pay-in-kind” securities.  The Fund will report the accrued interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.

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Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk.  Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.  Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

The payment of principal and interest on most debt securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations.  An issuer’s obligations under its debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

The ratings of Standard & Poor’s Ratings Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and other nationally recognized rating agencies represent their opinions as to the quality of debt securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.  For a more detailed description of credit ratings, please see Appendix B.

Municipal Securities
Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these (“Municipal Securities”).  Even if the Fund earns income on its investments in Municipal Securities, it will not be able to make tax-exempt distributions unless at least 50% of the value of the Fund’s total assets at the close of each quarter of its taxable year consists of qualifying Municipal Securities.

Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets and water and sewer works.  They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and facilities.  Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations.  The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

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The two principal classifications of Municipal Securities are “general obligation” and “revenue” bonds.  General obligation bonds are secured by the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest.  Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue.  Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority.  Industrial development bonds are typically classified as revenue bonds.

Municipal Securities in which the Fund may invest in include, but are not limited to, the following: industrial development bonds; municipal notes and bonds; serial notes and bonds sold with a series of maturity dates; tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future; pre-refunded municipal bonds refundable at a later date (payment of principal and interest on pre-refunded bonds are assured through the first call date by the deposit in escrow of U.S. Government securities); and general obligation bonds secured by a municipality’s pledge of taxation.  There are no restrictions on the maturity of Municipal Securities in which the Fund may invest.  The Fund will seek to invest in Municipal Securities of such maturities as the Advisor believes will produce current income consistent with prudent investment and the Fund’s investment objective.

The Fund may also purchase some Municipal Securities with variable interest rates.  Variable interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate.  Variable interest rates are adjusted on a periodic basis (e.g., every 30 days).  Many variable rate Municipal Securities are subject to payment of principal on demand, usually in not more than seven days.  If a variable rate municipal security does not have this demand feature, or the demand feature extends beyond seven days and the Advisor believes the security cannot be sold within seven days, the Advisor may consider the security to be illiquid.  Variable interest rates generally reduce changes in the value of Municipal Securities from their original purchase prices.  Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate Municipal Securities than for fixed rate obligations.  The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests or a guarantor of either issuer.

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the money market and the taxable and Municipal Securities markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue.  The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities to meet their obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting states or municipalities could affect the Fund’s portfolio.

U.S. Government and Agency Obligations
The Fund may invest in various types of U.S. Government obligations.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.  U.S. Treasury obligations differ mainly in the length of their maturity.  Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.  U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  See also “Mortgage-Backed and Asset-Backed Securities,” below.  In addition, U.S. Government obligations are subject to fluctuations in value due to fluctuations in market interest rates.  As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease.  Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

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Mortgage-Backed and Asset-Backed Securities
Residential and commercial mortgage-backed as well as other asset-backed securities (collectively called “asset-backed securities”) are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks.  These securities represent interests in pools of assets in which periodic payments of interest and/or principal on the securities are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

The average life of these securities varies with the maturities and the prepayment experience of the underlying instruments.  The average life of a mortgage-backed instrument may be substantially less than the original maturity of the mortgages underlying the securities as the result of scheduled principal payments and mortgage prepayments.  The rate of such mortgage prepayments, and hence the life of the certificates, will be a function of current market rates and current conditions in the relevant housing and commercial markets.  In periods of falling interest rates, the rate of mortgage prepayments tends to increase.  During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid.  As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than non-callable bonds with comparable maturities.  In calculating the average-weighted maturity of the Fund, the maturity of asset-backed securities will be based on estimates of average life.  There can be no assurance that these estimates will be accurate.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue.  Mortgage-backed securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States.  GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development.  GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.  Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are solely the obligations of FNMA and are generally not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.  FNMA is a government-sponsored organization owned entirely by private stockholders.  Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA.  Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”).  FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress.  Freddie Macs are generally not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC.  FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

In September 2008, due to the value of FNMA’s and FHLMC’s securities falling sharply and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency at the direction of the U.S. Department of Treasury.  The U.S. Government also took steps to provide additional financial support to FNMA and FHLMC.  No assurance can be given that the U.S. Treasury initiatives will be successful.  The Dodd-Frank Wall Street Reform and Consumer Protection Act required the Secretary of the Treasury to conduct a study and develop recommendations regarding the options for ending the conservatorships.  The study and recommendations have been submitted to Congress.

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Mortgage-backed securities such as collateralized mortgage obligations (“CMOs”) may also be purchased.  There are several types of mortgage-backed securities which provide the holder with a pro rata interest in the underlying mortgages, and CMOs which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities.  CMOs are issued in multiple classes and their relative payment rights may be structured in many ways.  In many cases, however, payments of principal are applied to the CMO classes in order of their respective maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier maturity date are paid in full.  The classes may include accrual certificates (also known as “Z-Bonds”), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities.  They may also include planned amortization classes (“PACs”) which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes.  Investments in CMO certificates can expose a fund to greater volatility and interest rate risk than other types of mortgage-backed obligations.  Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors.

The yield characteristics of asset-backed securities differ from traditional debt securities.  A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e. loans) generally may be prepaid at any time.  As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.  Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity.  Moreover, asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e. credit card and automobile loan receivables as opposed to real estate mortgages).  For example, credit card receivables are generally unsecured and may require the repossession of personal property upon the default of the debtor, which may be difficult or impracticable in some cases.

Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments.  Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in the Fund experiencing difficulty in valuing, or liquidating such securities.

In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans.  Like other fixed-income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

Non-mortgage asset-backed securities do not have the benefit of the same security in the collateral as mortgage-backed securities.  Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards.  Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations.  If the servicer were to sell these obligations to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables.  In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Diversification of Investments
The Fund is diversified under the 1940 Act.  Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest more than 5% of its total assets in any one issuer and may not hold more than 10% of the securities of one issuer.  The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws.  The diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.  However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Because the Fund is diversified, the Fund is less subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.

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Borrowings
The Fund may borrow funds to meet redemptions, for other emergency purposes or to increase its portfolio holdings of securities.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings).  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders will be reduced.  The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Borrowing by the Fund creates an opportunity for increased net income, but at the same time, creates special risk considerations.  For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the value of the Fund’s portfolio.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund’s net income will be greater than if borrowing were not used.

Securities Lending
The Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The value of the loaned securities may not exceed one-third of the Fund’s total assets, including the collateral received to secure the securities loan and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.  Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.  However, such payments of accrued income will not constitute qualified dividend income and will be taxable as ordinary income.  While the Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

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Restricted and Illiquid Securities
The Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Illiquid securities present the risks that the Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on the Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

Securities of Foreign Issuers
The Fund may invest in securities of foreign issuers.  Investments in the securities of foreign issuers involve special risks that differ from those associated with investments in domestic securities.  The risks associated with investments in the securities of foreign issuers relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers.  These risks may include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on income earned on foreign securities, withholding taxes (generally nonrefundable) imposed by the United States on payments to certain foreign entities, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments.

In addition, there are restrictions on foreign investments in other jurisdictions, and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad.  Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity.  Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Furthermore, investing in foreign securities can carry higher returns and risks than those associated with domestic investments.  Foreign securities may be denominated in foreign currencies.  Therefore, the value in U.S. dollars of the Fund’s net assets and income may be affected by changes in exchange rates and regulations.

The internal politics of certain foreign countries may not be as stable as that of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation, or economic recessions or slowdowns of those partners could have a significant adverse effect upon the securities markets of such countries.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities held by the Fund, denominated in that currency.  Furthermore, the interest and dividends payable on certain foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Fund and that may ultimately be available for distribution.

Other differences between investing in foreign companies and in U.S. domiciled companies include:

●	information is less publicly available;
●	there is a lack of uniform financial accounting standards applicable to foreign companies;
●	market quotations are less readily available;
●	there are differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks;
●	there is generally a lower foreign securities market volume;
●	it is likely that foreign securities may be less liquid and/or more volatile;

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●	there are generally higher foreign brokerage commissions;
●	there may be difficulties in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems; and
●	the mail service between countries may be unreliable.

Emerging Market Countries
The Fund may also invest in emerging market countries or developing countries.  Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital.  Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.  Furthermore, some of the currencies in emerging markets have experienced de-valuations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector.  In some countries, the government owns or controls many companies, including the largest in the country.  As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund’s portfolio and the value of its securities.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments.  Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Derivatives
Buying Call and Put Options.  The Fund may invest in call and put options as part of its overall portfolio management strategy.  Call and put options may be entered into in order to limit the risk of a substantial increase in the market price of the security that the Fund intends to purchase.  Prior to its expiration, a call option may be sold in a closing sale transaction.  Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost.  By buying a put, the Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the value of the security until the put expires.  The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost.  Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing (Selling) Call and Put Options. The Fund has the ability to write covered options on equity and debt securities and indices.  This means that the Fund will, through its custodian, deposit and maintain either cash or securities with a value equal to or greater than the exercise price of the option.

Covered call options give the holder the right to buy the underlying securities from the Fund at a stated exercise price.  A call option written by the Fund is “covered” if the Fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio.  A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high grade debt securities in a segregated account with its custodian bank.  The Fund may purchase securities that may be covered with call options solely on the basis of considerations consistent with the investment objective and policies of the Fund.  The Fund’s turnover may increase through the exercise of a call option.  This will generally occur if the value of a “covered” security increases, and the Fund has not entered into a closing purchase transaction.

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As a writer of an option, the Fund receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the value of the security exceeding the call option price.  The premium serves to mitigate the effect of any depreciation in the value of the security.  The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation.  Exercise of a call option by the purchaser will cause the Fund to forego future appreciation of the securities covered by the option.  Whether or not an option expires unexercised, the writer retains the amount of the premium.  This amount may, in the case of a covered call option, be offset by a decline in the value of the underlying security during the option period.  If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.  Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the value of the underlying security or currency above the exercise price.  It retains the risk of the loss should the price of the underlying security or foreign currency decline.  Writing call options also involves risks relating to the Fund’s ability to close out the option it has written.

Call options may be written on portfolio securities, indices or foreign currencies.  With respect to securities and foreign currencies, the Fund may write call and put options on an exchange or over-the-counter.  Call options on portfolio securities will be covered since the Fund will own the underlying securities.  Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be “covered” by identifying the specific portfolio securities being hedged.  Options on foreign currencies will be covered by securities denominated in that currency.  Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index or foreign currency at the exercise price at any time during the option period.  When the Fund writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.  However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period.  If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.  Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price.  A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price.  However, the writer of the put option has retained the opportunity for an appreciated price above the exercise price should the market price of the underlying security or foreign currency increase.  Writing put options also involves risks relating to the Fund’s ability to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a “closing purchase transaction” by buying an option on the same securities as the option previously written.  The effect of the purchase is that the clearing corporation will cancel the writer’s position.  However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option.  There is also no guarantee that the Fund will be able to effect a closing purchase transaction for the options it has written.

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Effecting a closing purchase transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with a different exercise price, expiration date or both.  Effecting a closing purchase transaction will also permit the Fund to use cash or proceeds from the investments.  If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

The Fund will realize profits from closing purchase transactions if the price of the transaction is less than the premium received from writing the option.  Likewise, the Fund will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security.

Writing Over-the-Counter (“OTC”) Options.  The Fund has the ability to engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange traded options.  Just as with exchange traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price.  However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation.  Thus, there is a risk of non-performance by the dealer.  Because there is no exchange, pricing is typically done by reference to information obtained from market makers.  Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction.  There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time.  Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option.  If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised.  Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so.  Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer.  Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

Futures Contracts.  The Fund has the ability to buy and sell stock index futures contracts traded on domestic futures exchanges to hedge the value of its portfolio against changes in market conditions.  A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  Although stock index futures contracts call for the actual taking or delivery of cash, in most cases the Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

The Fund will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time the Fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin.”  Thereafter, the Fund may need to make subsequent deposits, known as “variation margin,” to reflect changes in the level of the stock index.

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The Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such non-hedging positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act (the “CEA”) and regulations of the Commodity Futures Trading Commission (“CFTC”)), do not exceed 5% of the liquidation value of the Fund, or if the aggregate net notional value of the Fund’s commodity positions does not exceed 100% of the liquidation value of the Fund.

Risks Associated With Options and Futures. Although the Fund may write covered call options and purchase and sell stock index futures contracts to hedge against declines in the value of its portfolio securities, the use of these instruments involves certain risks.  As the writer of covered call options, the Fund receives a premium but loses any opportunity to profit from an increase in the market price if the underlying securities appreciate, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of the Fund’s investment securities, they are derivative instruments that are subject to a number of risks.  During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of the Fund’s investments.  In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.  Changes in the value of the Fund’s investment securities may differ substantially from the changes anticipated by the Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the Fund’s initial investment in such a contract.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract.  Trading limits are imposed on the number of contracts that any person may trade on a particular trading day.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions.  These trading and positions limits will not have an adverse impact on the Fund’s strategies for hedging its securities.

Often, futures purchased or sold by the Fund will be traded on foreign securities exchanges.  Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade.  Neither the National Futures Association (“NFA”) nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law.  This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market.  Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the CFTC regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange.  The Fund’s investments in foreign futures or foreign options transactions may not be provided the same protections as transactions on United States futures exchanges.  In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

As of the date of this SAI, the Advisor is not deemed to be a commodity pool operator with respect to its service as an investment advisor to the Fund.  However, the CFTC has adopted certain rule amendments that significantly affect the exemptions available to the Fund, and may subject the Fund, as well as the Advisor to regulation by the CFTC.

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Commodity Pool Operator Exclusion
The Advisor currently intends to operate the Fund in compliance with the requirements of Rule 4.5 of the CFTC regulations under the CEA.  As a result, the Fund is not deemed to be a “commodity pool” under the CEA and will be limited in its ability to use futures and options on futures or commodities or engage in swap transactions for other than bona fide hedging purposes.  Provided the Fund operates within the limits of Rule 4.5, the Advisor will be excluded from registration with and regulation under the CEA, and the Advisor will not be deemed to be a “commodity pool operator” with respect to the operations of the Fund.  If the Fund is no longer able to claim the exclusion, the Fund and the Advisor, to the extent trading in commodity interests, would be subject to regulation under the CEA.

To the extent the Advisor can no longer rely on the Rule 4.5 exclusion, the impact on the Fund of CFTC requirements is uncertain. CFTC-mandated disclosure, reporting and recordkeeping obligations will apply with respect to the Fund although the SEC and CFTC have adopted rules to “harmonize” these obligations with respect to overlapping regulations.  The effects of these regulatory changes could reduce investment returns or limit the Fund’s ability to implement its investment strategies.  Investors in the Fund and its financial advisers should consider whether the Fund’s potential status as “commodity pools” impacts its operations or status under the CEA in deciding whether to invest in the Fund.

Swap Agreements
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets.  Accordingly, if a swap is entered into on a net basis and, if the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Fund’s custodian that satisfies the 1940 Act.  The Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitations.  The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy.  The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into a swap agreement in circumstances where the Advisor believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities.  The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer.  The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks.  The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

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The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.  The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.  The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Event-Driven Investments
The Fund may seek to profit from the market inefficiencies surrounding index events such as the addition or deletion of companies from the relevant major emerging market stock indexes.  Event-driven investing involves attempting to predict the outcome of a particular transaction as well as the optimal time at which to commit capital to it.  Event-driven investing involves making predictions about the likelihood that an index event will occur and the impact such event will have on the value of a company’s securities.  Index events may be delayed, fail to occur, or may not have the predicted impact on the value of the affected security.  The Fund may take both long and short positions in a wide range of securities, derivatives and other instruments in implementing its event-driven strategies.

When-Issued Purchases, Delayed Delivery and Forward Commitments
The Fund may purchase or sell particular securities with payment and delivery taking place at a later date.  The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place.  When the Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid high grade debt securities equal to the amount of the commitment in a segregated account.  Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitments.  It may be expected that the value of the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.  In addition, when the Fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, are taken into account when determining the net asset value of the Fund starting on the day the Fund agrees to purchase the securities.  The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.  When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets.  Fluctuations in the value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment remains in effect.

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Short Sales
Short sales are transactions where the Fund sells securities it does not own in anticipation of a decline in the value of the securities.  The Fund must borrow the security to deliver it to the buyer.  The Fund is then obligated to replace the security borrowed at the market price at the time of replacement.  Until the security is replaced, the Fund is required to pay the lender any dividends or interest that accrues on the security during the loan period.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.  To the extent necessary to meet margin requirements, the broker will retain proceeds of the short sale until the short position is closed out.  The Advisor anticipates that the frequency of short sales will vary substantially under different market conditions.

Short sales involve selling a security that the Fund borrows and does not own.  The Fund may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations.  At the time of a short sale, the Fund will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period.  The value of the liquid assets will be marked to market daily.  The Fund may engage in short sales if the Advisor anticipates that the security’s market purchase price will be less than its borrowing price.  Short sales carry significant risk, including the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

Warrants
The Fund has the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time.  Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them.  Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price level of the underlying security.

Stripped Securities
The Fund may invest in investment companies that have the ability to purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments of U.S. Government obligations.  These participations are issued at a discount to their “face value,” and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Repurchase Agreements
The Fund may have a portion of its net assets in cash or cash equivalents for a variety of reasons, including waiting for a suitable investment opportunity or taking a defensive position.  To earn income on this portion of its net assets, the Fund may enter into repurchase agreements.  Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. Government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price.  The bank or broker-dealer must transfer to the Fund’s custodian securities with an initial value of at least 100% of the dollar amount invested by the Fund in each repurchase agreement.  The Advisor will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

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Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund’s ability to sell the underlying securities.  The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e. banks or broker-dealers that the Advisor believes present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.
The Fund may also enter into reverse repurchase agreements.  Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date and interest payment.  The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the Fund’s obligation under the agreement, including accrued interest, in a segregated account with the Fund’s custodian bank.  The securities subject to the reverse repurchase agreement will be marked-to-market daily.

The use of repurchase agreements by the Fund involves certain risks.  For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by the Fund not within the control of the Fund, and therefore the realization by the Fund on the collateral may be automatically stayed.  Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Commodities
Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, and tariffs.  The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to actors such as changes in value, supply and demand, and governmental regulatory policies.  To qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), at least 90% of the Fund’s gross income for each taxable year must be derived from certain qualified sources.  Income derived from direct investments in many commodities investments generally will not constitute qualified income for purposes of meeting this 90% test.  However, income derived from certain indirect investments in commodities, such as investments in certain ETFs and ETNs, may constitute qualified income for purposes of meeting this 90% test.  If the Fund invests in commodities or other investments that may produce non-qualifying income, there can be no assurances that the Fund will satisfy all requirements to be treated as a regulated investment company.

Temporary Investments
Under normal market conditions, the Fund will stay fully invested according to its principal investment strategies as noted above.  The Fund, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.  This may result in the Fund not achieving its investment objective during that period.

For longer periods of time, the Fund may hold a substantial cash position.  If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested.  To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Portfolio Turnover
The Fund is actively managed and has no restrictions upon portfolio turnover.  A 100% annual portfolio turnover rate would be achieved if each security in the Fund’s portfolio (other than securities with less than one year remaining to maturity) were replaced once during the year.  Trading also may result in realization of taxable capital gains that would not otherwise be realized, thereby increasing the amount of distributions taxable to shareholders, some of which may be short-term capital gain taxable to shareholders at ordinary income rates.

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Investment Limitations

Fundamental Investment Limitations
The Fund has adopted the following fundamental investment limitations.  The following restrictions for the Fund may only be changed if the change is approved by holders of a majority of the Fund’s outstanding voting securities.  As used in this SAI, “a majority of the Fund’s outstanding voting securities” means (i) more than 50% of the Fund’s outstanding voting shares or (ii) 67% or more of the Fund’s voting shares present at a shareholder meeting if more than 50% of the Fund’s outstanding voting shares are represented at the meeting in person or by proxy, whichever is less.

The Fund may not:

1.
Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests therein, except that the Fund may purchase securities issued by issuers, including real estate investment trusts, that invest in real estate or interests therein.

2.
Make loans if, as a result, more than 33 1/3% of the Fund’s total assets would be loaned to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities; (iv) loan money to other USA Mutuals Funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

3.	Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

4.
Issue senior securities to the Fund’s presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, loans, mortgages or pledges, (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

5.
Borrow money in an amount exceeding 33 1/3% of the value of the Fund’s total assets, provided that the Fund may borrow money from other USA Mutuals Funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

6.	Invest in other investment companies except as permitted by the 1940 Act.

7.
Purchase or sell commodities unless acquired as a result of ownership of other securities or other instruments, except as permitted by the 1940 Act (but this shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by commodities).

8.
The Fund will not invest in the securities of any one industry if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry, except that the foregoing does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Non-Fundamental Investment Limitation
The Fund has adopted the following non-fundamental investment limitation.  This limitation can be changed by the Board of Trustees, but the change will only be effective after notice is given to shareholders of the Fund.

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The Fund may not:

1.
Make any change in its investment policy of investing at least 80% of its net assets in investments suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least sixty (60) days’ prior written notice.

PORTFOLIO HOLDINGS INFORMATION
The Advisor and the Trust, on behalf of the Fund, have adopted portfolio holdings disclosure policies.  These policies govern the timing and circumstances of disclosure to shareholders and third parties about the Fund’s portfolio investments.  These portfolio holdings disclosure policies have been approved by the Board of Trustees.  The Advisor and the Board of Trustees have also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Advisor, the Distributor or any other affiliated person of the Fund.  After due consideration, the Advisor and the Board of Trustees have determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the portfolio holdings disclosure policies.  The Board of Trustees has also authorized the Advisor or appointed officers to consider and authorize dissemination of portfolio holdings information to additional parties after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board of Trustees exercises continuing oversight of the disclosure of the Fund’s portfolio holdings: (1) by overseeing the implementation and enforcement of the portfolio holdings disclosure policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Fund’s Chief Compliance Officer (“CCO”); (2) by considering reports and recommendations by the CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act); and (3) by considering whether to approve any amendment to these portfolio holdings disclosure policies.  The Board of Trustees reserves the right to amend the portfolio holdings disclosure policies at any time without prior notice in its sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the SEC’s website at www.sec.gov.

To the extent the Fund’s service providers have access to information about the Fund’s portfolio holdings, they are bound by confidentiality agreements or professional standards to maintain the confidentiality of the holdings information.  Accordingly, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund’s service providers including, without limitation, the fund administrator, custodian, fund accounting agent, accountants and legal counsel.  Currently, within 10 calendar days of each month end, the Fund will also provide its monthly portfolio holdings information to rating and ranking organizations, including Lipper, a Thomson Reuters company, Morningstar, Inc., Standard & Poor’s Financial Services, LLC, Bloomberg L.P., Thomson Reuters Corporation, Vickers Stock Research Corporation and Capital-Bridge, Inc.  Portfolio holdings information may be separately provided to any person at the same time that it is filed with the SEC or published on the Fund’s website.

In the event of a conflict between the interests of the Fund and the interests of the Advisor, or an affiliated person of the Advisor, the CCO shall make a determination in the best interests of the Fund, and shall report such determination to the Board of Trustees at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In no event shall the Advisor, it affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the portfolio holdings disclosure policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

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MANAGEMENT OF THE FUND

Board of Trustees and Officers
The management and affairs of the Fund are supervised by the Board of Trustees.  The Board of Trustees consists of three individuals, two of whom are not “interested persons” of the Trust as that term is defined in the 1940 Act (the “Independent Trustees”).  The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard.  The Board of Trustees establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.

Board Leadership Structure
The Board of Trustees is comprised of two Independent Trustees – Dr. Michael D. Akers and Mr. Gary A. Drska – and one Interested Trustee – Mr. Joseph C. Neuberger.  The Trust’s Chairman, Mr. Neuberger, is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.  Mr. Neuberger also serves as Executive Vice President of U.S. Bancorp Fund Services, LLC, the Fund’s administrator (the “Administrator” or “USBFS”).  The Trust has not appointed a lead Independent Trustee.

The Board of Trustees has established three standing committees – the Audit Committee, the Nominating Committee and the Valuation Committee – which are discussed in greater detail under “Board Committees” below.  All Independent Trustees are members of the Audit Committee and the Nominating Committee.  Inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes.

In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions.  Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Trustee Qualifications,” below.  The Board of Trustees reviews its leadership structure regularly.  The Board of Trustees believes that its leadership structure is appropriate and effective in light of the size of the Trust, the nature of its business and recognizing that while the Chairman is an interested Trustee, he is not interested by virtue of any affiliation with the Advisor but rather due to his affiliation with the Distributor.

The Board of Trustees’ role is one of oversight rather than day-to-day management of the Fund.  The Trust’s Audit Committee assists with this oversight function.  The Board of Trustees’ oversight extends to the Trust’s risk management processes.  Those processes are overseen by the Trust’s officers, including the President/Treasurer, Secretary and CCO, who regularly report to the Board of Trustees on a variety of matters at Board meetings.

The Advisor reports to the Board of Trustees, on a regular and as-needed basis, on actual and possible risks affecting the Fund.  These reports include discussions of various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Fund.

The Board of Trustees has appointed the CCO who reports directly to the Board and who participates in the Board’s regular meetings.  In addition, the CCO presents an annual report to the Board of Trustees in accordance with the Trust’s compliance policies and procedures.  The CCO, together with the Trust’s officers, regularly discusses risk issues affecting the Trust and the Fund during Board meetings.  The CCO also provides updates to the Board of Trustees on the operation of the Trust’s compliance policies and procedures and on how these procedures are designed to mitigate risk.  Finally, the CCO and/or other officers of the Trust report to the Board of Trustees in the event any material risk issues arise in between Board meetings.

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Trustees and Officers
The Trustees and officers of the Fund are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Name, Address and Age as of August 31, 2015	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Michael D. Akers, Ph.D. 615 E. Michigan Street Milwaukee, WI 53202 Age: 60	Independent Trustee	Indefinite Term; Since 2001	Professor and Chair, Department of Accounting, Marquette University (2004 -present).	4	Independent Trustee, Trust for Professional Managers (an open-end investment company with thirty-eight portfolios).
Gary A. Drska 615 E. Michigan Street Milwaukee, WI 53202 Age: 58	Independent Trustee	Indefinite Term; Since 2001	Pilot, Frontier/Midwest Airlines (Airline Company) (1986-present).	4	Independent Trustee, Trust for Professional Managers (an open-end investment company with thirty-eight portfolios).
Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan Street Milwaukee, WI 53202 Age: 53	Trustee and Chairperson	Indefinite Term; Since 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	4	Trustee, Trust for Professional Managers (an open-end investment company with thirty-eight portfolios); Trustee, Buffalo Funds (an open-end investment company with ten portfolios).

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Name, Address and Age as of August 31, 2015	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Jerry Szilagyi Plaza of the Americas 700 North Pearl Street Suite 900 Dallas, TX 75201 Age: 53	President	Indefinite Term; Since 2011
President, USA Mutuals Advisors, Inc. (March 2011 - present); Managing Member, Catalyst Capital Advisors LLC (January 2006 - present); Member, Catalyst Mutuals Funds Distributors LLC (January 2015 – present); Member, AlphaCentric Advisors LLC (February 2014 – present); President, MFund Distributors LLC (October 2012 – present); President MFund Services LLC (January 2012 – present); President, Abbington Capital Group LLC (1998 - present); President, Cross Sound Capital, LLC (June 2011 – October 2013); CEO, Thomas Lloyd Global Asset Management (Americas) LLC (September 2006 - 2010).

			N/A	N/A
Gerald Sullivan Plaza of the Americas 700 North Pearl Street Suite 900 Dallas, TX 75201 Age: 54	Treasurer	Indefinite Term; Since 2013
Treasurer, USA Mutuals Advisors, Inc. (February 2013 - present); Portfolio Manager, USA Mutuals Advisors, Inc. (June 2011 – present); President, Industry Leaders Fund (March 1999 – November 2008 and August 2009 – June 2012); Chief Financial Officer, Claremont Investment Partners (February 1995 – present); Acting Chief Executive Officer, Perftech Inc. (October 2011 – present); Chief Financial Officer, The Roadhouse Group LLC (February 1995 – present).

			N/A	N/A
William S. McNish Plaza of the Americas 700 N. Pearl Street Suite 900 Dallas, TX 75201 Age: 50	Chief Compliance Officer	Indefinite Term; Since 2013
Director, Alaric Compliance Services, LLC, a compliance consulting company (January 2011-present); Futures Trading Investigator, Commodity Futures Trading Commission, Division of Enforcement (2009-2010).

			N/A	N/A

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Name, Address and Age as of August 31, 2015	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Emily R. Enslow 615 E. Michigan Street Milwaukee, WI 53202 Age: 28	Secretary	Indefinite Term; Since 2015
Assistant Vice President, U.S. Bancorp Fund Services, LLC (May 2015-present); Proxy Voting Coordinator and Class Action Administrator, Artisan Partners Limited Partnership (September 2012 – July 2013); Legal Internship, Artisan Partners Limited Partnership (February 2012 – September 2012); J.D. Candidate, Marquette University Law School (2009-2012).

			N/A	N/A
*	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of the Distributor.

Trustee Qualifications
The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Fund.

Michael D. Akers, Ph.D., CPA.  Dr. Akers has served as an Independent Trustee of the USA Mutuals Funds since 2001.  Dr. Akers has also served as an independent trustee of Trust for Professional Managers, an open-end investment company, since August 2001.  Dr. Akers has been a Professor and Chair of the Department of Accounting of Marquette University since 2004, and was Associate Professor of Accounting of Marquette University from 1996 to 2004.  Dr. Akers is a certified public accountant, a certified fraud examiner, a certified internal auditor and a certified management accountant.  Through his experience as a trustee of mutual funds and his employment experience, Dr. Akers is experienced with financial, accounting, regulatory and investment matters.

Gary A. Drska.  Mr. Drska has served as an Independent Trustee of the USA Mutuals Funds since 2001.  Mr. Drska has also served as an independent trustee of Trust for Professional Managers, an open-end investment company, since August 2001.  Mr. Drska has served as a Pilot of Frontier/Midwest Airlines, Inc., an airline company, since 1986.  Through his experience as a trustee of mutual funds, Mr. Drska is experienced with financial, accounting, regulatory and investment matters.

Joseph C. Neuberger.  Mr. Neuberger has served as an Interested Trustee of the USA Mutuals Funds since 2001.  Mr. Neuberger has also served as a trustee of Trust for Professional Managers, an open-end investment company, since August 2001 and Buffalo Funds, an open-end investment company, since 2003.  Mr. Neuberger has served as Executive Vice President of U.S. Bancorp Fund Services, LLC, a multi-service line service provider to mutual funds, since 1994.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Neuberger is experienced with financial, accounting, regulatory and investment matters.

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Trustee Ownership of Fund Shares
As of the date of this SAI, no Trustees of the Fund beneficially owned shares of the Fund.

Furthermore, as of the date of this SAI, neither the Trustees who are not “interested” persons of the Fund, nor members of their immediate family, own securities beneficially, or of record, in the Advisor, the Fund’s distributor or any of its affiliates.  Accordingly, neither the Trustees who are not “interested” persons of the Fund nor members of their immediate family, have a direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Fund’s distributor or any of their affiliates.

Board Committees
The Board of Trustees has three standing committees as described below:

Audit Committee.  The Audit Committee is responsible for advising the full Board of Trustees with respect to accounting, auditing and financial matters affecting the Trust and meets at least once annually.  Both Independent Trustees (Dr. Akers and Mr. Drska) comprise the Audit Committee.

Nominating Committee.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for trustee as is considered necessary from time to time and meets only as necessary.  Both Independent Trustees (Dr. Akers and Mr. Drska) comprise the Nominating Committee.  The Nominating Committee will consider trustee nominees recommended by shareholders.  However, there are no policies in place regarding nominees recommended by shareholders.

Valuation Committee.  The Valuation Committee is responsible for (1) monitoring the valuation of the Fund’s securities and other investments; and (2) determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the full Board of Trustees.  This is required by each series of the Trust’s valuation policies when the full Board of Trustees is not in session.  The Valuation Committee meets as necessary when a price is not readily available.  Mr. Neuberger and Dr. Akers comprise the Valuation Committee.

Board Compensation
For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $14,000 per year and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.  Trustees who are not Independent Trustees and officers of the Trust receive no compensation for their services as such.  Neither the Trust nor the Fund maintains any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of the Trust or Fund’s expenses.  Because the Fund has recently commenced operations, the following compensation figures represent estimates for the current fiscal year ending March 31, 2016:

Name of Person/Position	Anticipated Aggregate Compensation from the Fund Paid to Trustees	Anticipated Total Compensation from Fund and Fund Complex Paid to Trustees
Joseph C. Neuberger, Chairperson and Trustee	$0	$0
Dr. Michael D. Akers, Independent Trustee	$4,500	$18,000
Gary A. Drska, Independent Trustee	$4,500	$18,000

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Control Persons, Principal Shareholders and Management Ownership
A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of the management of the Fund.  As of the date of this SAI, there were no principal shareholders or control persons of the Fund.

Investment Advisor
The Advisor, located at 700 North Pearl Street, Suite 900, Dallas Texas 75201, is a Texas corporation that serves as the investment advisor to the Fund.  The Advisor is an SEC-registered investment advisor.  The Advisor is wholly-owned by Mutual Capital Alliance, Inc. (formerly known as Mutuals.com Holdings Corp.).  Mutual Capital Alliance, Inc. is an investment holding company founded in March 1994.

Under the Investment Advisory Agreement between the Trust and the Advisor, dated August 24, 2015 (the “Agreement”), the Advisor serves as the investment advisor to the Fund, and supervises the management of the Fund’s investments and business affairs, subject to the oversight and review of the Board of Trustees.  For its services, the Advisor is entitled to an annual advisory fee of 1.25% of the Fund’s average daily net assets.  The advisory fee is payable to the Advisor monthly based on the average daily net assets of the Fund for the month involved.  In addition to the services provided by the Advisor pursuant to the Agreement, the Advisor may, from time to time, provide the Fund with office space for managing its affairs, with the services of required personnel and with certain clerical services and facilities.  These services are provided without reimbursement by the Fund for any costs incurred.

Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor has contractually agreed to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets, is 1.50%, 1.75%, 1.75% and 2.50% for Institutional Class, Investor Class, Class A and Class C shares of the Fund, respectively.  This agreement is in effect through at least October 1, 2016.  Under the expense agreement, the Advisor may recoup waived or reimbursed expenses for a three-year period as long as the expenses and reimbursements do not exceed the expense cap.

Sub-Advisor
WaveFront Capital Management, L.P. is the Sub-Advisor to the Fund (“WaveFront” or the “Sub-Advisor”).  It is the Advisor’s responsibility to select a Sub-Advisor for the Fund that has distinguished itself in its area of expertise in asset management and to review the Sub-Advisor’s performance.

The Advisor provides investment management evaluation services by performing initial due diligence on the Sub-Advisor and thereafter monitoring the Sub-Advisor’s performance for compliance with the Fund’s investment objective and strategies, as well as adherence to its investment style.  The Advisor also conducts performance evaluations through in-person, telephonic and written consultations.  In evaluating the Sub-Advisor, the Advisor considers, among other factors: its level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications.

The Advisor has the responsibility for communicating performance expectations and evaluations to the Sub-Advisor and ultimately recommending to the Board of Trustees whether the sub-advisory agreement should be renewed, modified or terminated.  The Advisor provides written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions.

The Advisor will pay the Sub-Advisor monthly, an annual fee of 0.625% based upon the average daily net assets of the Fund, which the Advisor will pay out of the advisory fee paid to the Advisor pursuant to the Advisory Agreement.  In determining the compensation structure for Sub-Advisor, the Advisor employs the following general criteria: (i) the type of asset class managed by the Sub-Advisor; (ii) the current market rate; (iii) the Sub-Advisor’s standard compensation rate for similar programs; and (iv) the anticipated asset flow for the Fund.  The Fund is not responsible for the payment of the sub-advisory fees.

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The Advisor is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Advisor, the Custodian, the Administrator or the Fund’s Transfer Agent.  Although the Sub-Advisor’s activities are subject to oversight by the Board of Trustees and the officers of the Trust, neither the Board of Trustees, the officers nor the Advisor evaluate the investment merits of the Sub-Advisor’s individual security selections.  The Sub-Advisor has discretion to purchase, manage and sell portfolio securities for the Fund’s investment portfolio, subject to the Fund’s investment objective, policies and limitations.  The Fund’s portfolio is managed by a portfolio manager as discussed in the Fund’s Prospectus and below.

Portfolio Manager
Mark Adams (portfolio manager of the Sub-Advisor) serves as the portfolio manager of the Fund (the “Portfolio Manager”) and is primarily responsible for the day-to-day portfolio management of and investment research for the Fund.

Other Accounts Managed by the Portfolio Manager
The following provides information regarding other accounts managed by the Portfolio Manager as of May 31, 2015:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

Mark Adams
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles(1)	2	$10.2 million	0	$0
Other Accounts	1	$2 million	0	$0
(1)
The WaveFront Emerging Markets Fund, L.P., with $4.7 million in assets under management, is included in this table in “Other Pooled Investment Vehicles.”  As of the date of this SAI, the WaveFront Emerging Markets Fund, L.P. (the “Predecessor Partnership”) was previously converted into the USA Mutuals/WaveFront Hedged Emerging Markets Fund.

Potential Conflicts of Interest – Advisor and Sub-Advisor
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts.  More specifically, a portfolio manager who manages multiple funds may be presented with the following potential conflicts:

●
The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  The management of multiple funds and accounts also may give rise to potential conflicts of interest if the Fund and the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his/her time and investment ideas across multiple funds and accounts.

●
With respect to securities transactions for the Fund, the Sub-Advisor determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction.  The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund.  Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund.

●
The appearance of a conflict of interest may arise where the Sub-Advisor has an incentive, such as a performance-based management fee.  The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Fund’s code of ethics will adequately address such conflicts.  One of a portfolio manager’s numerous responsibilities is to assist in the sale of Fund shares.  Because a portfolio manager’s compensation is indirectly linked to the sale of Fund shares, they may have an incentive to devote time to marketing efforts designed to increase sales of Fund shares.

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●
Although the portfolio manager generally does not trade securities in his or her own personal account, the Fund has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts.  Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Sub-Advisor and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Portfolio Manager Compensation
The Portfolio Manager is not compensated directly from the Fund.  The Sub-Advisor compensates the Portfolio Manager with a fixed salary that is not based on the performance of the Fund. The Portfolio Manager has equity ownership in the Sub-Advisor’s management company and receives a pro rata share of net profits of the management company.

Ownership of Fund Shares by the Portfolio Manager
As of the date of this SAI, the Portfolio Manager did not own any shares of the Fund.

DISTRIBUTION OF FUND SHARES

Distributor
Quasar Distributors, LLC, a Delaware limited liability company located at 615 East Michigan St., Milwaukee, Wisconsin 53202, is the distributor and principal underwriter for the shares of the Fund pursuant to a Distribution Agreement (the “Distribution Agreement”), among the Trust, the Advisor and the Distributor dated May 23, 2001.  The Distribution Agreement was initially approved by the Board of Trustees on May 23, 2001 and most recently renewed by the Board of Trustees on May 20, 2015.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered on a continuous basis.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.  The Distributor is compensated by the Advisor, not the Fund, except to the extent allowed under the Rule 12b-1 Plan, as discussed below.

12b-1 Distribution Plan
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) on behalf of the Fund. Under the Plan, the Fund may pay an annual fee to the Distributor for distribution services up to 0.25%, 0.50% and 1.00% of the Fund’s average daily net assets for the Investor Class shares, Class A shares and Class C shares, respectively.  However, the Board of Trustees has currently authorized an annual Rule 12b-1 fee for the Fund’s Class A shares of only 0.25% of the average daily net assets of the Fund.  Institutional Class shares of the Fund are not subject to the Plan and do not pay Rule 12b-1 fees.  Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board of Trustees.  Such activities typically include: advertising; marketing; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead.  To the extent any activity is one which the Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.  Payments under the Plan are based upon a percentage of average daily net assets attributable to the Fund regardless of the amounts actually paid or expenses actually incurred by the Distributor.  However, in no event may such payments exceed the maximum allowable fee.  It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments.  The Plan increases the Fund’s expenses from what they would otherwise be.

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Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses that are incurred, that the Board of Trustees, including a majority of the Independent Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Trustees, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

Service Providers
The Trust has entered into a series of agreements whereby certain parties will provide various services to the Fund.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides accounting and administrative services and acts as transfer agent and dividend disbursing agent to the Fund.  USBFS is located at 615 E. Michigan Street, Milwaukee, Wisconsin 53202.  The services to be provided by the transfer agent include, either by USBFS or another party pursuant to an agreement with USBFS, processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing distributions declared by the Fund, day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of its records and preparation, mailing and filing of reports, assistance in monitoring the total number of shares sold in each state for “blue sky” purposes and assistance in the preparation of the Trust’s registration statement under federal and state securities laws.

U.S. Bank, N.A. (the “Custodian”), an affiliate of USBFS, is the custodian of the assets of the Fund pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian charges fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  U.S. Bank, N.A. and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between USBFS and the Trust dated July 24, 2012, USBFS also performs certain administrative, accounting and tax reporting functions for the Fund, including the preparation and filing of federal and state tax returns, preparing and filing securities registration compliance forms with various states, compiling data for and preparing notices to the SEC, preparing financial statements for the annual and semi-annual reports to the SEC and current investors, monitoring the Fund’s expense accruals and performing securities valuations and, from time to time, monitoring the Fund’s compliance with its investment objective and restrictions.  Pursuant to the Fund Administration Servicing Agreement, USBFS is entitled to receive from the Trust a fee, computed daily and payable monthly, in a minimum annual amount of $60,000 from which a portion is allocated to the Fund.

CODE OF ETHICS
The Trust, the Advisor, the Sub-Advisor and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act (the “Codes”) that govern the conduct of all employees and other supervised persons of the Trust and the Advisor.  The Codes recognize that such persons owe a fiduciary duty to the Fund’s shareholders and must place the interests of shareholders ahead of their own interests.  The Codes address compliance with federal securities laws, personal trading and reporting requirements.

Among other things, the Codes require: pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Fund; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings and limited (private placement) offerings.  Violations of the Codes are subject to review by the Board of Trustees and may result in severe penalties.

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PROXY VOTING GUIDELINES
The Board of Trustees has adopted proxy voting procedures that delegate to the Sub-Advisor the authority to vote proxies, subject to the supervision of the Board of Trustees.  In addition, the Board of Trustees authorized the Sub-Advisor to retain a third party voting service to provide recommendations on proxy votes or vote proxies on the Fund’s behalf.  The Trust’s proxy voting procedures provide that, in the event of a conflict between the interests of the Sub-Advisor and the Fund with regard to a proxy vote, a majority of the Independent Trustees will be responsible for resolving the conflict.  The Sub-Advisor, subject to oversight by the Board of Trustees, seeks to ensure that all voting decisions, particularly those that may involve a potential conflict of interest with the Fund’s principal underwriter or any affiliated person of the Fund, are made consistent with the Sub-Advisor’s fiduciary duty to the Fund and its shareholders.

The Sub-Advisor votes proxies in a manner designed to maximize the value of the Fund’s investment.  The Sub-Advisor generally votes in accordance with management’s recommendations.  If the Sub-Advisor believes management is not acting on behalf of the best interests of the Fund and its shareholders, the Sub-Advisor will not vote with management.  When voting, the following factors are taken into consideration:

●	the period of time over which the voting shares of the Fund are expected to be held;

●	the size of the position;

●	the costs involved in the proxy proposal;

●	the existing governance documents of the affected company; and

●	the affected company’s management and operations.

The Board of Trustees has approved the Sub-Advisor’s proxy voting policies and will monitor the implementation of these policies to ensure that the Sub-Advisor’s voting decisions:

●	are consistent with the Sub-Advisor’s fiduciary duty to the Fund and its shareholders;

●	seek to maximize shareholder return and the value of Fund investments;

●	promote sound corporate governance; and

●	are consistent with the Fund’s investment objective and policies.

For investments made by the Fund in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), the Fund must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 will be available without charge, upon request by calling toll-free, 1-866-264-8783 and by accessing the SEC’s website at www.sec.gov.  The Fund will send a description of its proxy voting policies and procedures within three business days of receipt of a request.

ANTI-MONEY LAUNDERING PROGRAM
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

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Procedures to implement the Program include, but are not limited to, determining that the Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

VALUATION OF SHARES
Shares of the Fund are sold on a continuous basis at the NAV per share next computed, plus any applicable sales charges, following acceptance of an order by the Fund.  The Fund’s NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day; President’s Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.  The Trust may also be open for business on other days in which there is sufficient trading in the Fund’s securities that the Fund’s NAV might be materially affected.  For a description of the methods used to determine the share price, see “Valuation of Fund Shares” in the Fund’s Prospectus.

PURCHASE AND REDEMPTION OF SHARES
Detailed information on the purchase and redemption of shares is included in the Prospectus.  Transactions of the Fund are priced at the applicable price next calculated after receipt of an order.  In order to purchase shares of the Fund, you must invest the initial minimum investment, which ordinarily must be at least $100 for retirement accounts and $2,000 for other types of accounts.  However, the Trust reserves the right, in its sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k) accounts or other tax-deferred retirement plans.  You may purchase shares on any day that the NYSE is open for business by placing an order with the Fund.

The Fund reserves the right in its sole and absolute discretion to refuse any purchase requests, particularly those that might not be in the best interests of the Fund or its shareholders or could adversely affect the Fund or its operations.  The policy applies to any person or group who, in the Fund’s view, is likely to engage in or has a history of excessive trading.  Furthermore, the Trust may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than three business days: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

Class A Shares.  You can buy Class A shares of the Fund at the public offering price, which is the NAV plus an up-front sales charge.  The minimum initial amount of investment for Class A shares of the Fund and exchanges into the Fund from another fund in the USA Mutuals fund family is $100 for retirement accounts and $2,000 for other types of accounts.  Subsequent investments in the Fund for all types of accounts may be made with a minimum investment of $100.  You may qualify for a reduced sales charge, or the sales charge may be waived, as described below.  The up-front sales charge also does not apply to Class A shares acquired through reinvestment of distributions.  Class A shares are subject to a Rule 12b-1 fee of up to 0.50%, which is lower than the Rule 12b-1 fee for Class C shares.  However, the Board of Trustees has currently authorized a Rule 12b-1 fee of only 0.25% for Class A shares.

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The up-front Class A sales charge and the commissions paid to dealers for the Fund is calculated as follows:

When you invest this amount	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Net Amount Invested(1)	Dealer Reallowance
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - but less than $100,000	4.75%	4.99%	4.00%
$100,000 – but less than $250,000	4.00%	4.17%	3.25%
$250,000 – but less than $500,000	3.00%	3.09%	2.50%
$500,000 – but less than $1,000,000	2.50%	2.56%	2.00%
$1,000,000 and above(2)	0.00%	0.00%	1.00%(3)
(1)	Rounded to the nearest one-hundredth percent. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table.
(2)
No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a contingent deferred sales charge (“CDSC”) of 1.00% on certain redemptions of those investments made within 18 months of the purchase.  If imposed, the CDSC is based on the NAV of the shares at the time of purchase.

(3)	The Advisor may pay a commission up to 1.00% out of its own resources to financial intermediaries who initiate and are responsible for the purchase of shares of $1 million or more.

The Distributor may, at its discretion, offset the compensation owed to the Distributor for its services with the underwriter concessions (the difference between the sales charge and the dealer reallowance) it receives.  The Distributor may also reimburse the Advisor, its affiliates or other dealers for distribution-related expenses they incur from the underwriter concessions at its discretion.

The offering price for Class A shares includes the relevant sales charge.  The commission paid to the Distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares.  Normally, reallowances are paid as indicated in the above table.

Class A Sales Charge Waivers:  The Fund may sell Class A shares at NAV (i.e. without the investor paying any initial sales charge) to certain categories of investors, including:

●	the Advisor or its employees and affiliates, and investment advisory clients or investors referred by the Advisor or its affiliates for purchases direct with the Fund;
●
officers and present or former Trustees of the Trust; directors and employees of selected dealers or agents; the spouse, sibling, direct ancestor or direct descendant (collectively “relatives”) of any such person; any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative; if such shares are purchased for investment purposes (such shares may not be resold except to the Fund);

●
employer sponsored qualified pension or profit-sharing plans (including Section 401(k) plans), custodial accounts maintained pursuant to Section 403(b)(7) retirement plans, and individual retirement accounts (including individual retirement accounts to which simplified employee pension (“SEP”) contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Advisor;

●	fee-based financial planners and registered investment advisors who are purchasing on behalf of their clients;
●	broker-dealers who have entered into selling agreements with the Fund’s Distributor for their own accounts; and
●	no-transaction-fee programs of brokers that have a dealer or shareholder servicing agreement with the Fund.

Additional information is available by calling 1-866-264-8783.  To receive a reduction in or waiver of your Class A sales charge, you must let your financial institution or shareholder services representative know at the time you purchase shares that you qualify for such a reduction.  You may be asked by your financial advisor or shareholder services representative to provide account statements or other information regarding your related accounts or related accounts of your immediate family in order to verify your eligibility for a reduced or waived sales charge.  Your financial advisor can also help you prepare any necessary application forms.  You or your financial advisor must notify the Fund at the time of each purchase if you are eligible for any of these programs.  The Fund may modify or discontinue these programs at any time.  When Class A shares are offered for purchase, information about Class A sales charges and breakpoints will be available on the Fund’s website at www.usamutuals.com.

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Redemption-In-Kind
The Fund does not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to redeem in-kind redemption requests of a certain amount.  Under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), the Fund reserves the right to make a “redemption-in-kind” (a payment in portfolio securities rather than cash) if the amount redeemed is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets.  In such cases, brokerage costs may be incurred by a shareholder in converting these securities to cash.  For federal income tax purposes, redemptions in-kind are taxed in the same manner as redemptions made in cash.

PORTFOLIO TRANSACTIONS AND BROKERAGE
Assets of the Fund are invested by the Advisor in a manner consistent with its investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time.  Within this framework, the Advisor is responsible for making all determinations as to the purchase and sale of portfolio securities (consisting principally of shares of other investment companies) and for taking all steps necessary to implement securities transactions on behalf of the Fund.  The Fund may purchase shares of other investment companies or mutual funds (an “underlying fund”) that charge a sales load or redemption fee.  A redemption fee is a fee imposed by an underlying fund upon shareholders (such as the Fund) redeeming shares of such fund within a certain period of time (such as one year).  The fee is payable to the underlying fund.  Accordingly, if the Fund were to invest in an underlying fund and, as a result of redeeming shares in such underlying fund, incur a redemption fee, the Fund would bear such redemption fee.

To the extent that the Fund invests in shares of other mutual funds, the Fund will not pay any commissions for purchases and sales.  The Fund, however, will bear a portion of the commissions paid by the underlying funds in which it invests in connection with the purchase and sale of portfolio securities.

In connection with its duties to arrange for the purchase and sale of portfolio securities other than investment companies, the Advisor will select broker-dealers, to the extent necessary, who will, in the Advisor’s judgment, implement the Fund’s policy to achieve best qualitative execution.  The Advisor will allocate transactions to such broker-dealers only when it reasonably believes that the commissions and transaction quality are comparable to that available from other qualified broker-dealers, subject to seeking the best available price and execution and such other policies as the Board of Trustees may determine.

When allocating transactions to broker-dealers, the Advisor is authorized to consider, in determining whether a particular broker-dealer will provide the best qualitative execution, the broker-dealer’s reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question.  Further, the Advisor need not pay the lowest spread or commission available if the Advisor determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or the Advisor’s overall responsibilities as to the accounts as to which it exercises investment discretion.  If, on the foregoing basis, the transaction in question could be allocated to two or more broker-dealers, the Advisor is authorized in making such allocation, to consider whether a broker-dealer has provided research services.

Research obtained using Fund commissions may be in written form or through direct contact with individuals.  Such research may include, but is not necessarily limited to: quotations on portfolio securities and information on particular issuers and industries; other financial, news and other data relating to specific issuers or industries; data relating to general market, economic or institutional activities; comparisons of the performance of the Fund to the performance of various indices and investments for which reliable performance data is available, and similar information.  Further, the aforementioned research may be provided through the use of third-party information services, such as electronic information platforms and recognized mutual fund statistical services.  The Fund recognizes that such research services may or may not be useful to the Fund or other accounts of the Advisor, and that such research received by such other accounts may or may not be useful to the Fund.

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The Advisor will cause the Fund to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Advisor determines that a better price or execution may be obtained by paying such commissions.  Purchases from underwriters include a commission or concession paid by the issuer to the underwriter and principal transactions placed through broker-dealers include a spread between the bid and asked prices.

Under the 1940 Act, the Fund may not purchase portfolio securities from any underwriting syndicate of which the Distributor, as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 thereunder.  These conditions relate, among other things, to the reasonableness of the broker-dealer spread, the amount of securities that may be purchased from any one issuer, and the amount of the Fund’s assets that may be invested in a particular issue.  The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Board of Trustees, including a majority of the Independent Trustees.

The same security may be suitable for the Fund or another portfolio series of the Trust, or another account managed by the Advisor.  If and when the Fund and another account simultaneously purchase or sell the same security, the transactions will be allocated in advance and then as to price and amount in accordance with arrangements equitable to the Fund and the other account.  The simultaneous purchase or sale of the same securities by the Fund and other account may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

The Board of Trustees will review quarterly the Advisor’s performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund.  Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices in the industry.

FEDERAL INCOME TAX CONSIDERATIONS
The following is a summary of certain federal income tax considerations generally affecting the Fund and its shareholders.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here are not intended as substitutes for careful tax planning.  You should consult your personal tax advisor to determine the consequences of state and local taxes, and for a more detailed assessment of federal tax consequences for your particular circumstances.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward indefinitely and to use these carry forwards to offset future realized capital gains.

Distributions of Investment Company Taxable Income
The Fund receives income generally in the form of dividends, interest, net short-term capital gain and net gain from foreign currency transactions.  This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s “investment company taxable income” from which distributions may be paid to you.  If you are an investor subject to income taxes, any distributions by the Fund from such income (other than amounts reported as qualified dividend income) will be taxable to you at ordinary income tax rates, whether you receive them in cash or reinvest them in additional Fund shares.  For non-corporate shareholders, distributions of investment company taxable income attributable to and reported as qualified dividend income are currently taxable at long-term capital gain rates, provided certain holding period requirements are met by the shareholder.  For corporate shareholders, a portion of the Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount as eligible for deduction, and the shareholder meets certain holding period requirements.  To the extent distributions of net investment company taxable income include net short-term capital gain, such distributions cannot be offset by a shareholder’s capital losses from other sources.

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Distributions of Net Capital Gain
The Fund may realize capital gains or losses in connection with sales or other dispositions of securities, whether actual or deemed.  Net short-term capital gain, if any, will be distributed as investment company taxable income which is taxable to shareholders at ordinary income rates.  Distributions of “net capital gain” (the excess of net long-term capital gain over net short-term capital loss) will be taxable to non-corporate shareholders as long-term capital gain, regardless of how long such shareholders have held their shares in the Fund.  Any net capital gain realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.  Distributions of net capital gain are not eligible for qualified dividend income treatment for non-corporate shareholders or the dividends-received deduction for corporate shareholders.

Information on the Amount and Tax Character of Distributions
The Fund will report to you the amount and character of Fund distributions at the time they are paid, and will report to you their tax status for federal income tax purposes shortly after the close of each calendar year.  If you purchase Fund shares shortly before the Fund pays a distribution, you may receive an amount of investment company taxable income or net capital gain that is not equal to the actual amount of such income or net capital gain earned during the period of your investment in the Fund.

Election to be Taxed as a Regulated Investment Company
The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code.  As a regulated investment company, the Fund generally pays no federal income tax on the investment company taxable income and net capital gain that it distributes to you.  However, the Fund can give no assurances that it will qualify or continue to qualify as a regulated investment company.  If the Fund fails to qualify as a regulated investment company and does not obtain relief from such failure, it would be taxed as a corporation.  The Board of Trustees reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.  In such case, the Fund will be subject to federal, and possibly state, corporate taxes on the Fund’s taxable income and gain, and any distributions to you would generally be taxed as dividend income to the extent of the Fund’s earnings and profits.

Excise Tax Distribution Requirements
To avoid the imposition of federal excise taxes at the Fund level, the Code requires the Fund to distribute by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve-month period generally ending October 31; and 100% of any undistributed amounts from the prior year.  The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as if received on December 31), but can give no assurances that its distributions will be sufficient to eliminate all taxes at the Fund level.

Medicare Tax Imposed on Certain Income
Certain individuals, trusts and estates may be subject to a Medicare tax of 3.8% (in addition to the regular income tax).  The Medicare tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Fund’s distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized by a shareholder upon the sale, exchange or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this Medicare tax.

Redemption of Fund Shares
Sales, exchanges or redemptions (including redemptions-in-kind) of Fund shares are taxable transactions for federal income tax purposes.  If you sell, exchange or redeem your Fund shares, you will generally realize a taxable capital gain or loss.  Gain or loss realized upon a sale, exchange or redemption of shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and as short-term capital gain or loss if the shares have been held for one year or less.

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Any loss incurred on a sale, exchange or redemption of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to those shares.  All or a portion of any loss that you realize upon the sale, exchange or redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of distributions or otherwise) within 30 days before or after your sale, exchange or redemption.  Any loss disallowed under these rules will be added to your tax basis in the newly acquired shares.

Foreign Tax Credit Election
If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stock and securities in foreign corporations, the Fund will be eligible to, and may, file an election with the IRS that would enable the Fund’s shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any income taxes paid by the Fund to foreign countries and U.S. possessions.  Pursuant to the election, the Fund would treat those foreign taxes as distributions paid to its shareholders, and each shareholder would be required to (i) include in gross income, and treat as paid by him, his proportionate share of those taxes, (ii) treat his share of those taxes and of any distribution paid by the Fund that represents income from foreign countries or U.S. possessions as his own income from those sources, and (iii) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, claim the foreign tax credit against his federal income tax.  If the Fund makes this election, it will report to its shareholders shortly after each taxable year their respective share of income from sources within, and taxes paid to, foreign countries and U.S. possessions.  The Code may limit a shareholder’s ability to claim a foreign tax credit.  Shareholders who elect to deduct their portion of the Fund’s foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

U.S. Government Securities
States generally grant tax-free status to distributions paid to you from interest earned on certain U.S. Government securities, subject in some states to minimum investment or reporting requirements that must be met by the Fund.  Income earned on investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment at the state level.  The rules on exclusion of this income are generally different for corporate shareholders.

Dividends-Received Deduction for Corporations
For corporate shareholders, the Fund anticipates that a portion of the distributions of investment company taxable income will qualify for the dividends-received deduction.  Corporate shareholders may be allowed to deduct these distributions, thereby reducing the tax that they would otherwise be required to pay on such distributions.  The dividends-received deduction will be available only with respect to distributions designated by the Fund as eligible for such treatment.  All distributions (including the deducted portion) must be included in a corporate shareholder’s alternative minimum taxable income calculation.

Investment in Complex Securities
The Fund may invest in complex securities that may be subject to numerous special and complex tax rules.  These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, as long- or short-term capital gain, or as interest or dividend income.  These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund’s ability to recognize a loss, and, in limited cases, subject the Fund to federal income tax on income from certain foreign securities.  These rules could therefore affect the amount, timing or character of Fund distributions.

Tax Withholding
Except in cases of certain exempt shareholders, if (i) a shareholder does not furnish the Fund with a correct Social Security number or Taxpayer Identification Number and certain certifications, or (ii) the Fund receives notification from the IRS requiring backup withholding, federal law requires the Fund to withhold federal income tax from the shareholder’s distributions and redemption proceeds.  For non-U.S. investors (shareholders who, as to the U.S., are non-resident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships), a flat withholding rate (currently 30%) generally applies on U.S.-source income, subject to the exceptions described below for net capital gain.  This rate may be lower under the terms of a tax convention.  For non-U.S. investors, the Fund’s distributions of net capital gain are generally not subject to U.S. withholding tax, provided that this exception does not apply to nonresident alien individuals present in the U.S. for a period or periods aggregating 183 days or more during the taxable year.

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Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid after December 31, 2016 to (i) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other things (or unless such entity is deemed compliant under the terms of an intergovernmental agreement with the United States), and (ii) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other things.  This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.  You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

COST BASIS REPORTING
The Fund is required to report to certain shareholders and the IRS the cost basis of shares acquired by a shareholder on or after January 1, 2012 (“covered shares”) when the shareholder sells, exchanges or redeems such shares.  These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), credit unions and certain other governmental bodies.  Shares acquired before January 1, 2012 (“non-covered shares”) are treated as if held in a separate account from covered shares.  The Fund is not required to determine or report a shareholder’s cost basis in non-covered shares and is not responsible for the accuracy or reliability of any information provided for non-covered shares.

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions.  Cost basis is used to determine whether the sale, exchange or redemption of a share results in a capital gain or loss.  If you sell, exchange or redeem covered shares during any year, then the Fund will report the gain or loss, cost basis, and holding period of such covered shares to the IRS and you on Form 1099.

A cost basis method is the method by which the Fund determines which specific covered shares are deemed to be sold, exchanged or redeemed when a shareholder sells, exchanges or redeems less than its entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing NAVs.  If a shareholder does not affirmatively elect a cost basis method, the Fund will use the average cost method, which averages the basis of all Fund shares in an account regardless of holding period, and shares sold, exchanged or redeemed are deemed to be those with the longest holding period first.  Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its covered shares.  The default cost basis method applied by the Fund or the alternate method elected by a shareholder may not be changed after the settlement date of a sale, exchange or redemption of Fund shares.

If you hold Fund shares through a broker (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

COUNSEL
Godfrey & Kahn, S.C., 780 N. Water Street, Milwaukee, Wisconsin 53202, serves as counsel to the Trust and has passed upon the legality of the shares offered by the Fund’s Prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, has been selected as the independent registered public accounting firm of the Trust.  As such, it is responsible for auditing the financial statements of the Fund.

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APPENDIX A – FINANCIAL STATEMENTS

As the Fund has recently commenced operations, there are no financial statements available at this time.  Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available.  Financial statements certified by the independent registered public accounting firm will be submitted to shareholders at least annually.

The Predecessor Partnership’s unaudited financial statement and statement of operations for the period ended May 31, 2015 and the audited financial statements for the periods December 31, 2013 and December 31, 2014 are included below.

The December 2013 and December 2014 information has been audited by Patke & Associates, Ltd., the independent auditor for the Predecessor Partnership at December 31, 2013 and December 31, 2014.

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A-1

WaveFront Emerging Markets Fund, LP

FINANCIAL STATEMENTS

JULY 31, 2015

UNAUDITED

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WaveFront Emerging Markets Fund, LP

SCHEDULE OF INVESTMENTS
JULY 31, 2015
UNAUDITED

Description	Shares/ Units	Fair value	% of Net Assets	Cost in USD

Investments in securities
Common stock
Argentina common stocks
MERCADOLIBRE INC	80	$10,455	0.2%	8,890
Total Argentina common stocks (cost $8,890)		$10,455	0.2%	8,890

Brazil common stocks
AMBEV SA-ADR	9,000	51,120	1.2%	55,704
BANCO BRADESCO-ADR	2,300	18,262	0.4%	25,507
BANCO SANTANDER BRASIL-ADS	3,100	14,477	0.3%	15,925
BRASKEM SA-SPON ADR	700	5,075	0.1%	5,151
BRF SA-ADR	800	16,728	0.4%	18,143
CEMIG SA -SPONS ADR	3,300	9,075	0.2%	17,330
CIA PARANAENSE ENER-SP ADR P	400	4,064	0.1%	5,254
CIA SANEAMENTO BASICO DE-ADR	2,200	11,132	0.3%	14,114
CIELO SA-SPONSORED ADR	1,200	15,240	0.4%	15,214
EMBRAER SA-SPON ADR	500	13,925	0.3%	17,205
FIBRIA CELULOSE SA-SPON ADR	650	8,658	0.2%	7,700
GAFISA SA-ADR	8,000	11,680	0.3%	16,107
ITAU UNIBANCO H-SPON PRF ADR	1,100	9,548	0.2%	11,739
PETROLEO BRASILEIRO-SPON ADR	1,500	10,200	0.2%	8,870
PETROLEO BRASIL-SP PREF ADR	1,800	11,070	0.3%	11,039
TELEFONICA BRASIL-ADR	400	5,208	0.1%	7,292
ULTRAPAR PARTICPAC-SPON ADR	800	16,400	0.4%	16,379
VALE SA-SP ADR	2,200	11,572	0.3%	15,893
VALE SA-SP PREF ADR	2,950	12,656	0.3%	21,158
Total Brazil common stocks (cost $305,726)		256,090	6.0%	305,726

Chile common stocks
CENCOSUD SA - ADR	1,200	7,560	0.2%	8,757
CIA CERVECERIAS UNI-SPON ADR	700	14,770	0.3%	14,697
EMBOTELLADORA ANDINA-ADR B	2,400	39,960	0.9%	39,929
ENERSIS S.A. -SPONS ADR	2,400	36,264	0.8%	41,793
LATAM AIRLINES GROUP-SP ADR	1,900	11,780	0.3%	19,481
QUIMICA Y MINERA CHIL-SP ADR	800	10,808	0.3%	16,805
Total Chile common stocks (cost $141,462)		121,142	2.8%	141,462

China common stocks
AGRICULTURAL BANK OF CHINA-H	9,000	4,063	0.1%	4,259
AIR CHINA LTD-H	2,000	2,010	0.0%	1,293
ALIBABA GROUP HOLDING-SP ADR	100	7,834	0.2%	8,765
ANTA SPORTS PRODUCTS LTD	6,000	15,386	0.4%	8,148
BAIDU INC - SPON ADR	75	12,950	0.3%	10,356
BANK OF CHINA LTD-H	87,000	47,583	1.1%	41,564
BANK OF COMMUNICATIONS CO-H	19,000	16,715	0.4%	18,359
BEIJING JINGNENG CLEAN ENE-H	38,000	12,842	0.3%	15,809
BELLE INTERNATIONAL HOLDINGS	18,000	18,714	0.4%	21,005
CHINA COMMUNICATIONS CONST-H	22,000	28,265	0.7%	37,659
CHINA CONSTRUCTION BANK-H	14,000	11,431	0.3%	11,068
CHINA INTERNATIONAL MARINE-H	5,500	11,663	0.3%	11,922

The accompanying notes are an integral part of these financial statements.

Table of Contents - Financial Statements 2015
1

WaveFront Emerging Markets Fund, LP

SCHEDULE OF INVESTMENTS (Continued)
JULY 31, 2015
UNAUDITED

Investments in securities (continued)
Common stocks (continued)
China common stocks (continued)
CHINA LIFE INSURANCE CO-ADR	1,290	23,826	0.6%	23,019
CHINA LONGYUAN POWER GROUP-H	14,000	16,018	0.4%	15,098
CHINA MENGNIU DAIRY CO	3,000	13,564	0.3%	12,748
CHINA PETROLEUM & CHEM-ADR	400	30,084	0.7%	32,520
CHINA RAILWAY GROUP LTD-H	16,000	13,663	0.3%	18,080
CHINA SOUTHERN AIR-SPONS ADR	400	19,720	0.5%	9,396
CHINA TELECOM CORP LTD-ADR	100	5,568	0.1%	5,907
CHINA YURUN FOOD GROUP LTD	43,000	12,757	0.3%	19,654
CHINA ZHENGTONG AUTO SERVICE	14,000	7,476	0.2%	7,684
CNOOC LTD-SPON ADR	100	12,265	0.3%	13,116
CTRIP.COM INTERNATIONAL-ADR	250	17,895	0.4%	11,557
DONGFENG MOTOR GRP CO LTD-H	22,000	25,342	0.6%	35,513
E-COMMERCE CHINA-SPON ADR -A	1,700	11,475	0.3%	15,948
EVERGRANDE REAL ESTATE GROUP	22,000	14,558	0.3%	9,846
FOUNDER SECURITIES CO LTD-A	5,000	6,998	0.2%	11,043
GEELY AUTOMOBILE HOLDINGS LT	35,000	14,718	0.3%	14,101
GOME ELECTRICAL APPLIANCES	54,000	9,404	0.2%	14,315
GUANGZHOU AUTOMOBILE GROUP-H	36,000	28,838	0.7%	33,289
GUANGZHOU BAIYUNSHAN PHARM-H	6,000	16,447	0.4%	19,833
HAINAN AIRLINES CO-A	13,200	11,268	0.3%	6,603
HUANENG POWER INTL INC-H	4,000	4,891	0.1%	4,559
HUANENG POWER INTL-SPONS ADR	200	9,690	0.2%	10,388
IND & COMM BK OF CHINA-H	49,000	33,752	0.8%	32,394
JIANGSU KANION PHARMACEUTI-A	7,300	28,665	0.7%	31,881
METALLURGICAL CORP OF CHIN-H	26,000	8,686	0.2%	5,594
MINDRAY MEDICAL INTL LTD-ADR	200	5,458	0.1%	5,497
NETEASE INC-ADR	100	13,863	0.3%	9,286
NVC LIGHTING HOLDINGS LTD	8,000	1,816	0.0%	2,440
PARKSON RETAIL GROUP LTD	76,000	13,039	0.3%	19,939
PETROCHINA CO LTD -ADR	700	68,873	1.6%	81,938
PING AN INSURANCE GROUP CO-H	1,000	5,753	0.1%	4,454
SAIC MOTOR CORP LTD-A	11,100	34,433	0.8%	39,912
SH JINJIANG INTL HOTELS - B	6,800	4,026	0.4%	22,436
SHANGHAI PHARMACEUTICALS-H	28,200	66,786	1.6%	64,210
SIHUAN PHARMACEUTICAL HLDGS	74,000	42,095	1.0%	46,535
SINA CORP	200	8,122	0.2%	6,880
SINOPHARM GROUP CO-H	6,400	24,601	0.6%	21,605
SUNAC CHINA HOLDINGS LTD	9,000	8,057	0.2%	7,046
SUNTECH POWER HOLDINGS-ADR	1,100	275	0.0%	1,137
TENCENT HOLDINGS LTD	2,100	39,197	0.9%	32,954
TIANJIN PORT CO LTD-A	4,200	8,740	0.2%	11,508
WANT WANT CHINA HOLDINGS LTD	11,000	11,394	0.3%	13,666
WUXI PHARMATECH CAYMAN-ADR	100	4,150	0.1%	3,694
XINJIANG YILITE INDUSTRY-A	5,000	9,012	0.2%	9,580
YANGZIJIANG SHIPBUILDING	49,000	46,112	1.1%	41,281
ZHONGZHU HOLDING CO LTD-A	2,600	10,101	0.2%	6,241
Total China common stocks (cost $1,056,532)		1,012,928	23.9%	1,056,532

The accompanying notes are an integral part of these financial statements.

Table of Contents - Financial Statements 2015
2

WaveFront Emerging Markets Fund, LP

SCHEDULE OF INVESTMENTS (Continued)
JULY 31, 2015
UNAUDITED

Description	Shares/ Units	Fair value	% of Net Assets	Cost in USD

Investments in securities (continued)
Common stocks (continued)
Colombia common stocks
ECOPETROL SA-SPONSORED ADR	1,100	12,419	0.3%	22,133
Total Colombia common stocks (cost $22,133)		12,419	0.3%	22,133

Cyprus common stocks
GLOBALTRA-SPONS GDR REG S	4,700	16,897	0.4%	28,475
Total Cyprus common stocks (cost $28,475)		16,897	0.4%	28,475

Egypt common stocks
GLOBAL TELECOM HOLDING-GDR	2,400	3,960	0.1%	6,672
ORASCOM CONSTRUCTION-GDR	100	2,000	0.0%	3,065
Total Egypt common stocks (cost $9,737)		5,960	0.1%	9,737

Hong Kong common stocks
ALIBABA PICTURES GROUP LTD	40,000	11,558	0.3%	11,584
CARNIVAL GROUP INTERNATIONAL	90,000	13,467	0.3%	13,032
CHINA FINANCIAL INTERNATIONA	90,000	12,074	0.3%	12,567
CHINA FOODS LTD	36,000	16,625	0.4%	13,340
CHINA HIGH SPEED TRANSMISSIO	14,000	11,323	0.3%	9,342
CHINA MOBILE LTD-SPON ADR	200	13,000	0.3%	12,717
CHINA STATE CONSTRUCTION INT	14,000	21,779	0.5%	20,562
CHINA TRAVEL INTL INV HK	20,000	7,740	0.2%	8,287
CHINA UNICOM HONG KONG-ADR	600	8,454	0.2%	9,203
FAR EAST HORIZON LTD	20,000	18,652	0.4%	17,435
GCL-POLY ENERGY HOLDINGS LTD	31,000	6,278	0.1%	8,957
KINGBOARD CHEMICAL HOLDINGS	8,000	13,415	0.3%	13,743
MMG LTD	68,000	18,508	0.4%	19,165
REXLOT HOLDINGS LTD	200,000	11,351	0.3%	20,040
SKYWORTH DIGITAL HLDGS LTD	56,000	42,836	1.0%	45,900
TECH PRO TECHNOLOGY DEVELOPM	18,000	18,807	0.4%	18,338
THE UNITED LABORATORIES INTE	66,000	39,843	0.9%	37,520
WH GROUP LTD	22,500	14,425	0.3%	15,999
Total Hong Kong common stocks (cost $307,733)		300,134	7.0%	307,733

India common stocks
AXIS BANK LTD- GDR REG S	750	34,013	0.8%	29,821
DOCTOR REDDY’S LAB-ADR	900	57,915	1.3%	47,849
HDFC BANK LTD-ADR	1,000	62,470	1.5%	51,658
ICICI BANK LTD-SPON ADR	5,900	59,413	1.4%	62,076
INFOSYS LTD-SP ADR	1,400	23,674	0.6%	23,389
LARSEN & TOUBRO-GDR REG S	750	20,663	0.5%	18,346
MAHINDRA & MAHINDRA-SPON GDR	1,800	38,520	0.9%	37,628
RELIANCE INDS-SPONS GDR 144A	2,200	68,530	1.6%	64,409
TATA MOTORS LTD-SPON ADR	1,000	29,660	0.7%	43,045
Total India common stocks (cost $378,221)		394,857	9.2%	378,221

The accompanying notes are an integral part of these financial statements.

Table of Contents - Financial Statements 2015
3

WaveFront Emerging Markets Fund, LP

SCHEDULE OF INVESTMENTS (Continued)
JULY 31, 2015
UNAUDITED

Description	Shares/ Units	Fair value	% of Net Assets	Cost in USD

Investments in securities (continued)
Common stocks (continued)
Indonesia common stocks
INDOFOOD SUKSES MAKMUR TBK P	41,000	18,522	0.4%	20,838
MATAHARI PUTRA PRIMA TBK PT	64,510	13,855	0.3%	16,680
TELEKOMUNIK INDONESIA-SP ADR	358	15,398	0.4%	15,706
Total Indonesia common stocks (cost $53,224)		47,774	1.1%	53,224

Luxembourg common stocks
TERNIUM SA-SPONSORED ADR	600	9,330	0.2%	9,997
Total Luxembourg common stocks (cost $9,997)		9,330	0.2%	9,997

Malaysia common stocks
IOI CORP BHD	30,000	33,281	0.8%	37,484
MAGNUM BHD	65,000	45,918	1.1%	46,922
MALAYAN BANKING BHD	16,000	38,514	0.9%	40,906
UMW HOLDINGS BHD	13,000	34,014	0.8%	36,123
WESTPORTS HOLDINGS BHD	31,000	32,525	0.8%	22,618
Total Malaysia common stocks (cost $184,053)		184,252	4.3%	184,053

Mexico common stocks
ALFA S.A.B.-A	7,900	15,718	0.4%	15,290
ALPEK SA DE CV	5,000	6,891	0.2%	6,208
CEMEX SAB-SPONS ADR PART CER	1,560	13,260	0.3%	18,031
CONTROLADORA COML MEXIC-UBC	3,600	10,561	0.2%	10,894
EL PUERTO DE LIVERPOOL-C1	400	4,688	0.1%	3,764
GRUMA S.A.B.-B	1,600	20,989	0.5%	14,143
GRUPO BIMBO SAB- SERIES A	3,500	9,402	0.2%	8,435
GRUPO COMERCIAL CHEDRAUI SA	2,800	7,836	0.2%	7,816
GRUPO ELEKTRA SAB DE CV	700	15,284	0.4%	17,190
GRUPO FIN SANTANDER-ADR B	1,000	8,950	0.2%	10,031
GRUPO FINANCIERO BANORTE-O	2,300	12,119	0.3%	11,703
GRUPO HERDEZ SAB-SERIES *	6,782	18,281	0.4%	14,791
GRUPO LALA SAB DE CV	17,800	41,234	1.0%	34,038
GRUPO MEXICO SAB DE CV-SER B	4,300	11,773	0.3%	11,487
INDUSTRIAS PENOLES SAB DE CV	400	6,079	0.1%	7,449
KIMBERLY-CLARK DE MEXICO-A	9,300	21,596	0.5%	19,591
MEGACABLE HOLDINGS-CPO	4,000	16,278	0.4%	14,517
WALMART DE MEXICO SAB DE CV	8,800	21,402	0.5%	17,615
Total Mexico common stocks (cost $242,993)		262,341	6.1%	242,993

Peru common stocks
CIA DE MINAS BUENAVENTUR-ADR	1,100	7,832	0.2%	11,305
CREDICORP LTD	200	26,380	0.6%	30,082
Total Peru common stocks (cost $41,387)		34,212	0.8%	41,387

The accompanying notes are an integral part of these financial statements.

Table of Contents - Financial Statements 2015
4

WaveFront Emerging Markets Fund, LP

SCHEDULE OF INVESTMENTS (Continued)
JULY 31, 2015
UNAUDITED

Description	Shares/ Units	Fair value	% of Net Assets	Cost in USD

Investments in securities (continued)
Common stocks (continued)
Philippines common stocks
JG SUMMIT HOLDINGS INC	25,000	39,730	0.9%	40,612
Total Philippines common stocks (cost $40,612)		39,730	0.9%	40,612

Poland common stocks
ASSECO POLAND SA	2,700	41,292	1.0%	38,783
Total Poland common stocks (cost $38,783)		41,292	1.0%	38,783

Russia common stocks
GAZPROM PAO -SPON ADR	5,900	27,081	0.6%	26,620
LUKOIL PJSC-SPON ADR	500	20,700	0.5%	19,763
MAGNIT PJSC-SPON GDR REGS	400	21,700	0.5%	20,583
MMC NORILSK NICKEL PJSC-ADR	300	4,638	0.1%	5,356
NOVATEK OAO-SPONS GDR REG S	150	14,963	0.3%	14,075
ROSNEFT OJSC-REG S GDR	1,800	6,948	0.2%	8,106
ROSTELECOM-SPONSORED ADR	1,100	9,086	0.2%	10,241
SBERBANK-SPONSORED ADR	1,500	7,399	0.2%	6,090
SEVERSTAL - GDR REG S	1,000	11,280	0.3%	9,302
SURGUTNEFTEGAS-SP ADR	3,000	16,950	0.4%	21,496
TATNEFT-SPONSORED ADR	400	11,772	0.3%	13,327
URALKALI PJSC-SPON GDR-REG S	700	9,282	0.2%	7,808
X 5 RETAIL GROUP NV-REGS GDR	2,300	41,170	1.0%	29,928
Total Russia common stocks (cost $192,696)		202,968	4.7%	192,696

Singapore common stocks
ASIAN PAY TELEVISION TRUST	54,000	32,893	0.8%	35,540
YANLORD LAND GROUP LTD	20,000	14,079	0.3%	15,560
Total Singapore common stocks (cost $51,100)		46,973	1.1%	51,100

South Africa common stocks
GOLD FIELDS LTD-SPONS ADR	6,700	18,492	0.4%	27,419
HARMONY GOLD MNG-SPON ADR	12,800	12,773	0.3%	26,214
LEWIS GROUP LTD	7,000	31,791	0.7%	44,271
NETCARE LTD	7,000	22,311	0.5%	21,849
SASOL LTD-SPONSORED ADR	1,200	41,376	1.0%	51,141
STANDARD BANK GROUP-SPON ADR	5,500	66,605	1.5%	71,062
Total South Africa common stocks (cost $241,956)		193,348	4.5%	241,956

The accompanying notes are an integral part of these financial statements.

Table of Contents - Financial Statements 2015
5

WaveFront Emerging Markets Fund, LP

SCHEDULE OF INVESTMENTS (Continued)
JULY 31, 2015
UNAUDITED

Description	Shares/ Units	Fair value	% of Net Assets	Cost in USD

Investments in securities (continued)
Common stocks (continued)
South Korea common stocks
HYUNDAI MOTOR CO-REG S GDR	1,200	53,040	1.2%	64,760
KB FINANCIAL GROUP INC-ADR	2,100	66,129	1.5%	72,229
KOREA ELEC POWER CORP-SP ADR	1,100	23,705	0.6%	22,689
KT CORP-SP ADR	2,300	30,061	0.7%	31,047
LG DISPLAY CO LTD-ADR	2,400	22,968	0.5%	36,890
POSCO- SPON ADR	850	35,292	0.8%	55,114
SAMSUNG ELECTR-GDR	35	17,745	0.4%	20,276
SAMSUNG ELECTRO-REGS GDR PFD	123	48,068	1.1%	52,311
SHINHAN FINANCIAL GROUP-ADR	1,300	46,696	1.1%	54,584
SK TELECOM CO LTD-SPON ADR	900	21,591	0.5%	23,948
Total South Korea common stocks (cost $433,848)		365,295	8.5%	433,848

Taiwan common stocks
ADVANCED SEMICONDUCTOR E-ADR	3,600	20,160	0.5%	23,137
AU OPTRONICS CORP-SPON ADR	10,000	33,300	0.8%	47,472
CHIPMOS TECHNOLOGIES BERMUDA	1,000	16,460	0.4%	23,667
CHUNGHWA TELECOM LT-SPON ADR	4,400	136,620	3.2%	137,625
HIMAX TECHNOLOGIES INC-ADR	2,000	14,400	0.3%	12,364
HON HAI PRECISION-GDR REG S	9,637	59,460	1.4%	56,836
SILICONWARE PRECISION-SP ADR	5,900	33,394	0.8%	44,386
TAIWAN SEMICONDUCTOR-SP ADR	1,400	30,954	0.7%	30,655
UNITED MICROELECTRON-SP ADR	17,600	31,680	0.7%	39,109
Total Taiwan common stocks (cost $415,250)		376,428	8.8%	415,250

Thailand common stocks
PTT PCL	2,700	25,167	0.6%	26,292
THAI BEVERAGE PCL	106,000	58,382	1.4%	55,208
THAI UNION FROZEN PROD PUB	106,606	37,992	0.9%	60,349
Total Thailand common stocks (cost $141,849)		121,541	2.8%	141,849

Turkey common stocks
KOC HOLDING AS-UNSPON ADR	2,100	46,494	1.1%	51,806
TURKIYE GARANTI BANKASI-ADR	16,000	47,840	1.1%	58,140
Total Turkey common stocks (cost $109,946)		94,334	2.2%	109,946

Total common stocks (cost $4,456,602)		$4,150,699	96.9%	4,456,602

Hong Kong real estate investment trust
CHAMPION REIT	23,000	12,757	0.3%	10,365
Total real estate investment trust (cost $10,365)		12,757	0.3%	10,365

Total investments in securities (cost $4,456,602)		$4,163,457	97.2%	4,466,967

The accompanying notes are an integral part of these financial statements.

Table of Contents - Financial Statements 2015
6

WaveFront Emerging Markets Fund, LP

SCHEDULE OF INVESTMENTS (Continued)
JULY 31, 2015
UNAUDITED

Description	Shares/ Units	Fair value	% of Net Assets	Cost in USD

Investments in securities (continued)
Written call options
United States written call options
iShares MSCI Emerging Markets
Expiration: August 2015, Exercise Price: $38.50	328	4,582	0.1%	26,837
Expiration: August 2015, Exercise Price: $39.00	798	6,105	0.1%	49,833
Total written call options (premiums received $76,670)		10,687	0.2%	76,670

Written put options
United States written put options
iShares MSCI Emerging Markets
Expiration: August 2015, Exercise Price: $38.00	23	2,615	0.1%	1,088
Total written put options (premiums received $1,088)		2,615	0.1%	1,088

Total written options (premiums received $77,758)		$13,302	0.3%	$77,758

Assets in Excess of Other Liabilities		$148,304	2.5%

Net asset value
		$4,298,459	100%	$4,389,209

Sector	% Net Asset Value
Consumer Discretionary	13.6%
Consumer Staples	13.6%
Energy	9.2%
Financials	18.1%
Health Care	7.4%
Index	0.3%
Industrials	9.3%
Information Technology	12.1%
Materials	5.0%
Telecommunication Services	5.8%
Utilities	3.0%
Total Investments	97.5%
Assets in Excess of Other Liabilities	2.5%
Net Asset Value	100.0%

The accompanying notes are an integral part of these financial statements.

Table of Contents - Financial Statements 2015
7

WaveFront Emerging Markets Fund, LP

STATEMENT OF FINANCIAL CONDITION
JULY 31, 2015 UNAUDITED

Assets
Investments in securities, at fair value (cost $4,456,602)	$4,163,457
Due from broker	118,689
Cash at bank	183
Interest and dividend receivable	27,973
Prepaid Management Fees	7,831
Total assets	$4,318,133

Liabilities and Partners’ Capital (Net Asset Value)
Liabilities
Options written, at fair value (premiums received $77,758)	$13,302
Accrued liabilities	6,372
Total liabilities	19,674

Partners’ Capital (Net Asset Value)	4,298,459

Total liabilities and partners’ capital (Net Asset Value)	$4,318,133

Net asset value consist of:

Paid in capital	$4,328,986
Accumulated net investment income	50,341
Accumulated net realized gain	103,329
Net unrealized (depreciation) on investments	(184,197)

Net Asset Value	$4,298,459

The accompanying notes are an integral part of these financial statements.

Table of Contents - Financial Statements 2015
8

WaveFront Emerging Markets Fund, LP

STATEMENT OF OPERATIONS FOR THE PERIOD ENDED JULY 31, 2015 UNAUDITED

Investment income
Dividends (net of witholding taxes of $8,866)	$80,800
Total investment income	80,800

Expenses
Management fees	26,170
Other operating expenses	4,290
Net expenses	30,460
Net investment income	50,341

Realized and unrealized gain (loss) from investments and foreign currency transactions
Net realized gain from investments and foreign currency transactions	103,329
Net unrealized (depreciation) on investments	(184,197)
Net (loss) on investments	(80,868)
Net (decrease) in net assets resulting from operations	$(30,527)

The accompanying notes are an integral part of these financial statements.

Table of Contents - Financial Statements 2015
9

WaveFront Emerging Markets Fund, LP

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JULY 31, 2015 UNAUDITED

	Partners’ Capital
	General Partner	Founder Class	Non-Founder Class	Total

Increase (decrease) in net assets from operations
Net investment income	$-	$16,992	$33,348	$50,341
Net realized gain from investments	-	34,879	68,451	103,329
Net unrealized (depreciation) on investments	-	(62,175)	(122,022)	(184,197)

Net (decrease) in net assets resulting from operations	-	(10,304)	(20,223)	(30,527)

Increase (decrease) in net assets from capital transactions
Capital contributions	-	-	1,235,209	1,235,209
Capital withdrawals	-	(50,000)	(70,000)	(120,000)

Net increase (decrease) in net assets from capital transactions	-	(50,000)	1,165,209	1,115,209

Total increase (decrease) in net assets	-	(60,304)	1,144,986	1,084,682

Net assets

Beginning of year	-	1,084,806	2,128,971	3,213,777

End of period	$-	$1,024,502	$3,273,957	$4,298,459

The accompanying notes are an integral part of these financial statements.

Table of Contents - Financial Statements 2015
10

WaveFront Emerging Markets Fund, LP

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2014

	Partners’ Capital
	General Partner	Founder Class	Non-Founder Class	Total
Increase (decrease) in net assets from operations

Net investment income	$-	$7,401	$3,442	$10,843
Net realized gain from investments	-	60,793	35,290	96,083
Net unrealized (depreciation) on investments	-	(23,375)	(133,144)	(156,519)

Net increase (decrease) in net assets resulting from operations	-	44,819	(94,412)	(49,593)

Increase (decrease) in net assets from capital transactions

Capital contributions	-	-	2,224,000	2,224,000
Capital withdrawals	-	-	(617)	(617)

Net increase in net assets from capital transactions	-	-	2,223,383	2,223,383

Total increase in net assets	-	44,819	2,128,971	2,173,790

Net assets

Beginning of year (January 1, 2014)	-	1,039,987	-	1,039,987

End of year (December 31, 2014)	$-	$1,084,806	$2,128,971	$3,213,777

The accompanying notes are an integral part of these financial statements.

Table of Contents - Financial Statements 2015
11

WaveFront Emerging Markets Fund, LP

NOTES TO FINANCIAL STATEMENTS
JULY 31, 2015 UNAUDITED

ORGANIZATION OF PARTNERSHIP

WaveFront Emerging Markets Fund, LP (the “Fund”) is an investment fund organized in May 2014 as a Delaware limited partnership, for the purpose of engaging in buying and selling securities. The General Partner of the Fund is WaveFront Capital Management, LP (the “General Partner”). The Fund commenced operations on June 1, 2014.

The Fund offers two different classes of partnership interests, Founder Class and Non‐Founder Class. The classes are subject to differing fee arrangements and lockup periods, as discussed in the Partner Redemptions and Agreements and Related Party Transactions footnotes.

The Fund’s investment objective is to provide competitive risk‐adjusted returns by employing a risk‐managed equity strategy investing primarily in emerging markets. The Fund may also invest in developed and frontier market companies with substantial exposure to emerging market countries. The Fund also uses a disciplined hedging strategy to generate income and lower volatility.

SIGNIFICANT ACCOUNTING POLICIES

METHOD OF REPORTING

The Fund’s financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Effective January 1, 2014, the Fund adopted Accounting Standards Update (“ASU”) 2013‐08, “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements.” ASU 2013‐08 changes the approach to the investment company assessment, requires non‐controlling ownership interests in other investment companies to be measured at fair value, and requires additional disclosures about the investment company’s status as an investment company. The adoption of this ASU did not have a material impact on the Fund’s financial statements. The General Partner has evaluated the structure, objectives, and activities of the Fund and determined that the Fund meets the characteristics of an investment company and therefore applies the guidance in Topic 946.

INVESTMENTS IN SECURITIES

Securities transactions and any related gains and losses are reported on a trade date basis. Any unrealized gains or losses on open positions at the date of the financial statements would be stated on the statement of operations. The Fund records interest income in the period it is earned. Dividend income is recorded on the ex‐ dividend date.

OPTIONS PURCHASED

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Premiums paid for purchased options that expire unexercised are treated by the Fund on the expiration date as realized losses from investments. Premiums paid for purchased option contracts that are sold prior to expiration are offset against the proceeds of the related sale transaction, net of brokerage commissions, to determine the realized gain or loss.

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WaveFront Emerging Markets Fund, LP

NOTES TO FINANCIAL STATEMENTS
JULY 31, 2015 UNAUDITED

SIGNIFICANT ACCOUNTING POLICIES (Continued)

DUE FROM BROKER

In the normal course of business, substantially all of the Fund’s securities transactions, money balances and securities positions are transacted with the Fund’s brokers, Interactive Brokers, LLC and JP Morgan Clearing Corp. At July 31, 2015, the amount due from broker reflected in the statement of financial condition is due from Interactive Brokers, LLC.

SHORT SALES

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker‐dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size will be recognized upon termination of the short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

OPTIONS WRITTEN

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. Premiums received from written options contracts that are closed prior to the expiration date are offset against the cost of the related purchase transaction, net of brokerage commissions, to determine the realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the index or security underlying the written option.

TRANSLATION OF FOREIGN CURRENCY

Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the year‐end exchange rates. Transactions denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated in U.S. dollar amounts on the transaction date. Adjustments arising from foreign currency transactions are reflected in the statement of operations.

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13

WaveFront Emerging Markets Fund, LP

NOTES TO FINANCIAL STATEMENTS
JULY 31, 2015 UNAUDITED

SIGNIFICANT ACCOUNTING POLICIES (Continued)

TRANSLATION OF FOREIGN CURRENCY (Continued)

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain loss from investments and foreign currency transactions in the statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities resulting from changes in exchange rates.

INCOME TAXES

The Fund prepares calendar year informational U.S. and applicable state tax returns and reports to the partners their allocable shares of the Fund’s income, expenses and trading gains or losses. No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based on such partner’s respective share of the Fund’s income and expenses as reported for income tax purposes.

Management has continued to evaluate the application of GAAP as it relates to income taxes, and has determined that no reserves for uncertain tax positions were required to have been recorded. There are no tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within twelve months. The 2013 through 2015 tax years generally remains subject to examination by the U.S. federal and state tax authorities.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

FAIR VALUE MEASUREMENTS AND DISCLOSURES

All investments are recorded at their estimated fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Fund can access at the measurement date.

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14

WaveFront Emerging Markets Fund, LP

NOTES TO FINANCIAL STATEMENTS
JULY 31, 2015 UNAUDITED

SIGNIFICANT ACCOUNTING POLICIES (Continued)

FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for an asset or liability, including assumptions that market participants would use when pricing the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the year ended December 31, 2014, the Fund did not have any Level 3 assets or liabilities.

Equity securities and derivative financial instruments, such as options, which are listed on a national securities exchange or reported on the NASDAQ national market, are valued based on quoted prices from the exchange. To the extent these financial instruments are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2015.

	Level 1	Level 2	Level 3	Total

Assets at fair value

Investments in securities
Common stocks	$4,150,699	$-	$-	$4,150,699
Real estate investment trusts	12,757	-	-	12,757
Total investments in securities	$4,163,457	$-	$-	$4,163,457

 The following table summarizes the inputs used to value the Fund’s liabilities measured at fair value as of July 31, 2015.

	Level 1	Level 2	Level 3	Total
Liabilities at fair value
Options written	$13,302	$-	$-	$13,302
	$13,302	$-	$-	$13,302

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15

WaveFront Emerging Markets Fund, LP

NOTES TO FINANCIAL STATEMENTS
JULY 31, 2015 UNAUDITED

SIGNIFICANT ACCOUNTING POLICIES (Continued)

STATEMENT OF CASH FLOWS

The Fund has elected not to provide a statement of cash flows as permitted by ASC 230 “Statement of Cash Flows”.

DERIVATIVE FINANCIAL INSTRUMENTS

The derivatives held or sold by the Fund are used for speculative trading purposes, and therefore are not designated as hedging instruments pursuant to GAAP.

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the statement of financial condition, as of July 31, 2015, is as follows:

Instrument Type	Statement of Financial Condition Location	Asset Derivatives at Fair Value	Liability Derivatives at Fair Value	Net
Options	Options written	$-	$13,302	$13,302

The gain from investments of the Fund’s derivatives by instrument type, as well as the location of those gains and losses on the statement of operations, for the period ended July 31, 2015 is as follows:

Instrument Type	Statement of Operations Location	Amount of Gain (Loss)
	Net realized gain from investments and foreign
Options	currency transactions	$52,103
Options	Net unrealized appreciation on investments	69,436
		$121,539

As of July 31, 2015 the Fund’s financial instruments and derivative financial instruments are not subject to a master netting agreement or similar arrangement.

LIMITED PARTNERSHIP AGREEMENT

CAPITAL ACCOUNT

A capital account shall be established for each partner. The initial balance of each partner’s capital account shall be the amount of the initial contributions to the Fund.

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16

WaveFront Emerging Markets Fund, LP

NOTES TO FINANCIAL STATEMENTS
JULY 31, 2015 UNAUDITED

LIMITED PARTNERSHIP AGREEMENT (Continued)

PROFIT AND LOSS ALLOCATION

Partners share in the profits and losses of the Fund in the proportion in which each partner’s capital account bears to all partners’ capital accounts.

PARTNER WITHDRAWALS

A limited partner may, upon thirty (30) calendar days advance written notice to the General Partner, withdraw all or part of its capital account as of the last day of any calendar month or any other day or days as the General Partner may decide in its sole discretion, subject to the terms and restrictions of the limited partnership agreement. Founder Class investors are subject to an initial 3‐year lockup period, which may be waived on a case‐by‐case basis at the sole discretion of the General Partner.

INVOLUNTARY LIQUIDATION OF A LIMITED PARTNER’S INTEREST

The General Partner may, in its sole discretion, upon 15 days advance written notice to any limited partner, terminate the interest of any limited partner in the Fund, at any time and for any reason.

AGREEMENTS AND RELATED PARTY TRANSACTIONS

Certain limited partners are affiliated with the General Partner. The aggregate value of the affiliated limited partners’ share of net asset value at July 31, 2015 is approximately $2,469,669.

The General Partner shall receive from the Fund a management fee as of the first business day of each calendar quarter in advance equal to .25% (approximately 1% on an annualized basis) of each limited partner’s total capital account balance in the Fund as of the first business day of such calendar quarter for Non‐Founder Class investors and .375% (approximately 1.5% on an annualized basis) for Founder Class investors. The management fee is accrued monthly and prorated for interest acquired after the beginning of the calendar quarter. If a limited partner withdraws all or a portion of its capital account on a date other than the end of a calendar quarter, any unearned management fee will be refunded to the limited partner. The General Partner may, at its sole discretion, waive or reduce the management fee, in whole or in part, with respect to any or all limited partners. For the period ended July 31, 2015, management fees were $26,170. As of July 31, 2015, management fees owed to the General Partner were $1,899, which is included in accrued liabilities on the statement of financial condition.

TRADING ACTIVITIES AND RELATED RISKS

The Fund’s trading activities involve financial instruments, primarily securities and derivative financial instruments. These financial instruments may have market and/or credit risk in excess of the amounts recorded in the statement of financial condition.

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17

WaveFront Emerging Markets Fund, LP

NOTES TO FINANCIAL STATEMENTS
JULY 31, 2015 UNAUDITED

TRADING ACTIVITIES AND RELATED RISKS (Continued)

MARKET RISK

All financial instruments are subject to market risk, the risk that future changes in market conditions may make an instrument less valuable or more onerous. As the instruments are recognized at fair value, those changes directly affect reported income. Theoretically, the investments owned by the Fund directly are exposed to a market risk (loss) equal to the notional value of the financial instruments purchased and unlimited liability on certain financial instruments sold short.

Generally, financial instruments can be closed out at the discretion of the General Partner. However, if the market is not liquid, it could prevent the timely close‐out of any unfavorable positions or require the Fund to hold those positions to maturity, regardless of the changes in their value or the trading advisor’s investment strategies.

CREDIT RISK

Credit risk arises primarily from the potential inability of counterparties to perform in accordance with the terms of a contract. The Fund’s exposure to credit risk associated with counterparty nonperformance is limited to the current cost to replace all contracts in which the Fund has a gain.

CONCENTRATION OF CREDIT RISK

Concentrations of credit risk (whether on or off balance sheet) that arise from financial instruments exist for groups of counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions.

INSOLVENCY RISK

The Fund has a substantial portion of its assets on deposit with financial institutions. In the event of a financial institution’s insolvency, recovery of Fund assets on deposit may be limited to account insurance or other protection afforded such deposits.

INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of any future obligation under these indemnifications to be remote.

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WaveFront Emerging Markets Fund, LP

NOTES TO FINANCIAL STATEMENTS
JULY 31, 2015 UNAUDITED

SUBSEQUENT EVENTS

The General Partner evaluated subsequent events through September 18, 2015, the date the financial statements were available to be issued. For the period August 1, 2015 through September 18, 2015, the Fund had no capital contributions or redemptions. Management intends to convert this Fund in to a Mutual Fund as of September 25, 2015. There were no other subsequent events to disclose.

FINANCIAL HIGHLIGHTS

Total return and ratios to average net assets are calculated for the limited partner class taken as a whole. An individual investor’s return and ratios may vary from those percentages based on different management fee arrangements and the timing of capital transactions. Financial highlights for the period ended July 31, 2015, year ended December 31, 2014 and the period from commencement (June 1, 2013) to December 31, 2013 are as follows.

	Period ended July 31, 2015				Year Ended December 31, 2014				Period ended December 31, 2013
	Founder Class		Non- Founder Class		Founder Class		Non- Founder Class		Founder Class		Non- Founder Class
Total return:
Total return	-0.85	%(3)	-0.46	%(3)	4.31%		-6.96%		8.07	%(3)	1.31	%(3)

Ratios to average net assets:
Operating expenses	1.22	%(1)	1.18	%(1)	1.61%		2.02	%(2)	1.27	%(4)	1.16	%(4)
Net investment income	2.01	%(1)	1.95	%(1)	0.68%		1.67	%(2)	0.02	%(4)	2.57	%(4)

Portfolio turnover rate:	51.08	%(5)			232.07	%(5)			101.86	%(5)

(1) Expenses and net investment income to average net assets were annualized for the period from January 1, 2015 to July 31, 2015.

(2) Expenses and net investment income to average net assets were annualized for the period from September 1, 2014 to December 31, 2014.

(3) Not annualized

(4) Expenses and net investment income to average net assets were annualized for the period from commencement (June 1, 2013) to December 31, 2013.

(5) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the Founder and Non‐Founder classes.

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WaveFront Emerging Markets Fund, LP FINANCIAL STATEMENTS DECEMBER 31, 2014

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Patke & Associates, Ltd. 300 Village Green Drive, Suite 210 Lincolnshire, Illinois 60069 847.913.5400 P | 847.913.5435 F www.patke.net

INDEPENDENT AUDITOR’S REPORT

To the Partners of
WaveFront Emerging Markets Fund, LP
San Francisco, California

Report on the Financial Statements

We have audited the accompanying financial statements of WaveFront Emerging Markets Fund, LP (a Delaware limited partnership), which comprise the statement  of financial  condition, including  the condensed schedule of investments, as of December 31, 2014, and the related statement of operations for the year then ended and the statements of changes in net assets for the year then ended and for the period from commencement (June 1, 2013) to December 31, 2013, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audit.  We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of WaveFront Emerging Markets Fund, LP as of December 31, 2014, and the results of its operations for the year then ended and the changes in net assets for the year then ended and for the period from commencement (June 1, 2013) to December 31, 2013 in accordance with accounting principles generally accepted in the United States of America.

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Emphasis of Matter

As discussed in the notes to the financial statements, we previously issued under the date of March 23, 2015 our unqualified opinion relating to our audit of the financial statements of WaveFront Emerging Markets Fund, LP as of and for the year ended December 31, 2014. Such financial statements were appended to our auditor’s report. In order to provide certain additional requested disclosures, the aforementioned financial statements were revised as appended hereto.  Such revisions do not change the amounts of previously reported net asset value or net (loss).

As discussed in the subsequent events footnote to the financial statements, management intends to convert the Fund to a mutual fund as of September 25, 2015.

Lincolnshire, Illinois
September 14, 2015

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WaveFront Emerging Markets Fund, LP CONDENSED SCHEDULE OF INVESTMENTS DECEMBER 31, 2014

	Shares/		% of Net
Description	Units	Fair Value	Asset Value

Investments in securities
Common stocks
Argentina common stocks
Information Technology		$8,937
Total Argentina common stocks (cost $7,879)		8,937	0.3%

Brazil common stocks
Consumer Discretionary		9,856	0.3%
Consumer Staples		59,895	1.9%
Energy		71,322	2.2%
Financials		62,187	1.9%
Industrials		22,116	0.7%
Information Technology		9,432	0.3%
Materials		44,651	1.4%
Telecommunication Services		32,774	1.0%
Utilities		40,872	1.3%
Total Brazil common stocks (cost $420,477)		353,105	11.0%

Chile common stocks
Consumer Staples		23,931	0.7%
Industrials		7,188	0.2%
Materials		9,552	0.3%
Utilities		50,291	1.6%
Total Chili common stocks (cost $96,889)		90,962	2.8%

China common stocks
Consumer Discretionary		113,817	3.5%
Consumer Staples		39,012	1.2%
Energy		88,551	2.8%
Financials		236,009	7.3%
Health Care		117,369	3.7%
Industrials		83,642	2.6%
Information Technology		82,066	2.6%
Materials		4,384	0.1%
Telecommunication Services		5,871	0.2%
Utilities		21,331	0.7%
Total China common stocks (cost $755,938)		792,052	24.7%

The accompanying notes are an integral part of these financial statements.

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WaveFront Emerging Markets Fund, LP CONDENSED SCHEDULE OF INVESTMENTS (Continued) DECEMBER 31, 2014

	Shares/		% of Net
Description	Units	Fair Value	Asset Value

Investments in securities (continued)
Common stocks (continued)
Colombia common stocks
Energy		$13,696	0.4%
Financials		23,940	0.7%
Total Colombia common stocks (cost $49,334)		37,636	1.1%

Cyprus common stocks
Industrials		14,645
Total Cyprus common stocks (cost $23,081)		14,645	0.5%

Egypt common stocks
Industrials		2,410	0.1%
Telecommunication Services		5,130	0.2%
Total Egypt common stocks (cost $8,402)		7,540	0.3%

Hong Kong common stocks
Consumer Discretionary		30,870	1.0%
Consumer Staples		12,943	0.4%
Energy		1,891	0.1%
Financials		21,706	0.7%
Health Care		22,201	0.7%
Industrials		25,590	0.8%
Information Technology		17,482	0.5%
Materials		2,525	0.1%
Telecommunication Services		36,135	1.1%
Total Hong Kong common stocks (cost $180,419)		171,343	5.4%

India common stocks
Consumer Discretionary		65,264	2.0%
Energy		25,380	0.8%
Financials		93,785	2.9%
Health Care		65,585	2.0%
Industrials		11,650	0.4%
Information Technology		25,168	0.8%
Total India common stocks (cost $269,721)		286,832	8.9%

The accompanying notes are an integral part of these financial statements.

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WaveFront Emerging Markets Fund, LP CONDENSED SCHEDULE OF INVESTMENTS (Continued) DECEMBER 31, 2014

	Shares/		% of Net
Description	Units	Fair Value	Asset Value

Investments in securities (continued)
Common stocks (continued)
Indonesia common stocks
Consumer Staples		$22,356	0.7%
Telecommunication Services		27,138	0.8%
Total Indonesia common stocks (cost $51,102)		49,494	1.5%

Malaysia common stocks
Financials		42,022	1.3%
Industrials		29,833	0.9%
Total Malaysia common stocks (cost $74,491)		71,855	2.2%

Mexico common stocks
Consumer Discretionary		61,500	1.9%
Consumer Staples		121,005	3.8%
Financials		60,078	1.9%
Industrials		20,245	0.6%
Materials		46,642	1.5%
Total Mexico common stocks (cost $310,880)		309,470	9.7%

Netherlands common stocks
Industrials		25,316
Total Netherlands common stocks (cost $26,658)		25,316	0.8%

Peru common stocks
Materials		8,604
Total Peru common stocks (cost $9,264)		8,604	0.3%

Russia common stocks
Consumer Staples		40,120	1.2%
Energy		36,379	1.1%
Financials		635	0.0%
Materials		15,125	0.5%
Telecommunication Services		14,350	0.4%
Utilities		186	0.0%
Total Russia common stocks (cost $141,417)		106,795	3.2%

The accompanying notes are an integral part of these financial statements.

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WaveFront Emerging Markets Fund, LP CONDENSED SCHEDULE OF INVESTMENTS (Continued) DECEMBER 31, 2014

	Shares/		% of Net
Description	Units	Fair Value	Asset Value

Investments in securities (continued)
Common stocks (continued)
Singapore common stocks
Financials		$11,768
Total Singapore common stocks (cost $12,854)		11,768	0.4%

South Africa common stocks
Energy		45,564	1.4%
Materials		45,471	1.4%
Total South Africa common stocks (cost $96,523)		91,035	2.8%

South Korea commons stocks
Consumer Discretionary		63,470	2.0%
Financials		59,185	1.8%
Information Technology		81,194	2.5%
Materials		39,562	1.2%
Telecommunication Services		23,266	0.7%
Utilities		15,488	0.5%
Total South Korea common stocks (cost $280,217)		282,165	8.7%

Taiwan common stocks
Information Technology		213,851	6.7%
Telecommunication Services		23,544	0.7%
Total Taiwan common stocks (cost $224,425)		237,395	7.4%

Thailand common stocks
Consumer Staples		78,730	2.4%
Energy		28,071	0.9%
Total Thailand common stocks (cost $100,968)		106,801	3.3%

Turkey common stocks
Financials		40,097	1.2%
Telecommunication Services		15,120	0.5%
Total Turkey common stocks (cost $50,005)		55,217	1.7%

Total common stocks (cost $3,190,944)		3,118,967	97.0%

The accompanying notes are an integral part of these financial statements.

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WavefFront Emerging Markets Fund, LP CONDENSED SCHEDULE OF INVESTMENTS (Continued) DECEMBER 31, 2014

	Shares/		% of Net
Description	Units	Fair Value	Asset Value

Investments in securities (continued)
Exchange traded funds
United States exchange traded funds
Other
Vanguard FTSE Emerging Markets ETF	6,700	$268,134	8.3%
Other securities		45,002	1.4%
Total exchange traded funds (cost $324,279)		313,136	9.7%

Real estate investment trusts
Hong Kong real estate investment trusts
Financials		7,429
Total real estate investment trusts (cost $6,991)		7,429	0.2%

Total investments in securities (cost $3,522,214)		$3,439,532	106.9%

Options written
United States options written
Other		$73,093
Total options written (premiums received $68,113)		$73,093	2.3%

The accompanying notes are an integral part of these financial statements.

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WaveFront Emerging Markets Fund, LP STATEMENT OF FINANCIAL CONDITION DECEMBER 31, 2014

Assets
Investments in securities, at fair value (cost $3,522,214)	$3,439,532
Due from broker	29,244
Cash at bank	396,030
Interest and dividend receivable	3,897
Total assets	$3,868,703

Liabilities and Partners’ Capital (Net Asset Value)

Liabilities
Options written, at fair value (premiums received $68,113)	$73,093
Due to broker	183,850
Accrued liabilities	1,983
Advance capital contributions	396,000
Total liabilities	654,926

Partners’ Capital (Net Asset Value)	3,213,777

Total liabilities and partners’ capital (Net Asset Value)	$3,868,703

Net asset value consist of:
Paid in capital	$3,219,098
Accumulated net investment income	15,129
Accumulated net realized gain	96,702
Net unrealized (depreciation) on:
Investments	(112,172)
Options written	(4,980)
Net Asset Value	$3,213,777

The accompanying notes are an integral part of these financial statements.

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8

WaveFront Emerging Markets Fund, LP STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2014

Investment income
Interest income	$25
Dividends (net of witholding taxes of $3,788)	33,259
Total investment income	33,284

Expenses
Professional fees	27,844
Management fees	19,781
Other operating expenses	3,710
Total expenses	51,335
Less: expenses paid by General Partner	(28,894)
Net expenses	22,441
Net investment income	10,843

Realized and unrealized gain (loss) from investments and foreign currency transactions
Net realized gain from investments and foreign currency transactions	96,083
Net unrealized (depreciation) on investments	(127,029)
Net unrealized (depreciation) from translation of assets and liabilities in foreign currencies	(29,490)
Net (loss) on investments	(60,436)
Net (decrease) in net assets resulting from operations	$(49,593)

The accompanying notes are an integral part of these financial statements.

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WaveFront Emerging Markets Fund, LP STATEMENTS OF CHANGES IN NET ASSETS YEAR ENDED DECEMBER 31, 2014

	Partners’ Capital

	General		Founder	Non‐Founder
	Partner		Class	Class	Total

Increase(decrease) in net assets from operations

Net investment income	$	‐	$7,401	$3,442	$10,843
Net realized gain from investments		‐	60,793	35,290	96,083
Net unrealized (depreciation) on investments		‐	(23,375)	(133,144)	(156,519)

Net increase (decerease) in net assets resulting from operations		‐	44,819	(94,412)	(49,593)

Increase(decrease) in net assets from capital transactions

Capital contributions		‐	‐	2,224,000	2,224,000
Capital withdrawals		‐	‐	(617)	(617)

Net increase in net assets from capital transactions		‐	‐	2,223,383	2,223,383

Total increase in net assets		‐	44,819	2,128,971	2,173,790

Net assets

Beginning of year (January 1, 2014)		‐	1,039,987	‐	1,039,987

End of year (December 31, 2014)	$	‐	$1,084,806	$2,128,971	$3,213,777

The accompanying notes are an integral part of these financial statements.

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WaveFront Emerging Markets Fund, LP STATEMENTS OF CHANGES IN NET ASSETS PERIOD FROM COMMENCEMENT (JUNE 1, 2013) TO DECEMBER 31, 2013

	Partners’ Capital
				Non‐
	General		Founder	Founder
	Partner		Class	Class	Total
Increase (decrease) in net assets from operations

Net investment income	$	‐	$81	$4,205	$4,286
Net realized gain (loss) from investments		‐	14,422	(13,803)	619
Net unrealized appreciation on investments		‐	25,484	13,883	39,367

Net increase in net assets resulting from operations		‐	39,987	4,285	44,272

Increase (decrease) in net assets from capital transactions

Capital contributions		‐	1,000,000	327,534	1,327,534
Capital withdrawals		‐	‐	(331,819)	(331,819)

Net increase in net assets resulting from capital transactions		‐	1,000,000	(4,285)	995,715

Total increase in net assets		‐	1,039,987	‐	1,039,987

Net assets

Beginning of period (June 1, 2013)		‐	‐	‐	‐

End of period (December 31, 2013)	$	‐	$1,039,987	$ ‐	$1,039,987

The accompanying notes are an integral part of these financial statements.

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WaveFront Emerging Markets Fund, LP NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2014

ORGANIZATION OF PARTNERSHIP

WaveFront Emerging Markets Fund, LP (the “Fund”) is an investment fund organized in May 2014 as a Delaware limited partnership, for the purpose of engaging in buying and selling securities. The General Partner of the Fund is WaveFront Capital Management, LP (the “General Partner”). The Fund commenced operations on June 1, 2014.

The Fund offers two different classes of partnership interests, Founder Class and Non-Founder Class. The classes are subject to differing fee arrangements and lockup periods, as discussed in the Partner Redemptions and Agreements and Related Party Transactions footnotes.

The Fund’s investment objective is to provide competitive risk-adjusted returns by employing a risk-managed equity strategy investing primarily in emerging markets. The Fund may also invest in developed and frontier market companies with substantial exposure to emerging market countries. The Fund also uses a disciplined hedging strategy to generate income and lower volatility.

SIGNIFICANT ACCOUNTING POLICIES

METHOD OF REPORTING

The Fund’s financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Effective January 1, 2014, the Fund adopted Accounting Standards Update (“ASU”) 2013-08, “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements.” ASU 2013-08 changes the approach to the investment company assessment, requires non-controlling ownership interests in other investment companies to be measured at fair value, and requires additional disclosures about the investment company’s status as an investment company. The adoption of this ASU did not have a material impact on the Fund’s financial statements. The General Partner has evaluated the structure, objectives, and activities of the Fund and determined that the Fund meets the characteristics of an investment company and therefore applies the guidance in Topic 946.

INVESTMENTS IN SECURITIES

Securities transactions and any related gains and losses are reported on a trade date basis. Any unrealized gains or losses on open positions at the date of the financial statements would be stated on the statement of operations. The Fund records interest income in the period it is earned. Dividend income is recorded on the ex- dividend date.

OPTIONS PURCHASED

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Premiums paid for purchased options that expire unexercised are treated by the Fund on the expiration date as realized losses from investments. Premiums paid for purchased option contracts that are sold prior to expiration are offset against the proceeds of the related sale transaction, net of brokerage commissions, to determine the realized gain or loss.

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WaveFront Emerging Markets Fund, LP NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2014

SIGNIFICANT ACCOUNTING POLICIES (Continued)

DUE FROM BROKER

In the normal course of business, substantially all of the Fund’s securities transactions, money balances and securities positions are transacted with the Fund’s brokers, Interactive Brokers, LLC and JP Morgan Clearing Corp. At December 31, 2014, the amount due from broker reflected in the statement of financial condition is due from JP Morgan Clearing Corp.

DUE TO BROKER

In the normal course of business, substantially all of the Fund’s securities transactions, money balances and securities positions are transacted with the Fund’s brokers, Interactive Brokers, LLC and JP Morgan Clearing Corp. At December 31, 2014, the amount due to broker reflected in the statement of financial condition is due to Interactive Brokers, LLC.

SHORT SALES

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size will be recognized upon termination of the short sale.  The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

OPTIONS WRITTEN

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. Premiums received from written options contracts that are closed prior to the expiration date are offset against the cost of the related purchase transaction, net of brokerage commissions, to determine the realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the index or security underlying the written option.

TRANSLATION OF FOREIGN CURRENCY

Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the year-end exchange rates. Transactions denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated in U.S. dollar amounts on the transaction date. Adjustments arising from foreign currency transactions are reflected in the statement of operations.

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WaveFront Emerging Markets Fund, LP NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2014

SIGNIFICANT ACCOUNTING POLICIES (Continued)

TRANSLATION OF FOREIGN CURRENCY (Continued)

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain loss from investments and foreign currency transactions in the statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities resulting from changes in exchange rates.

INCOME TAXES

The Fund prepares calendar year informational U.S. and applicable state tax returns and reports to the partners their allocable shares of the Fund’s income, expenses and trading gains or losses. No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based on such partner’s respective share of the Fund’s income and expenses as reported for income tax purposes.

Management has continued to evaluate the application of GAAP as it relates to income taxes, and has determined that no reserves for uncertain tax positions were required to have been recorded. There are no tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within twelve months. The 2013 through 2014 tax years generally remains subject to examination by the U.S. federal and state tax authorities.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

FAIR VALUE MEASUREMENTS AND DISCLOSURES

All investments are recorded at their estimated fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Fund can access at the measurement date.

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WaveFront Emerging Markets Fund, LP NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2014

SIGNIFICANT ACCOUNTING POLICIES (Continued)

FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for an asset or liability, including assumptions that market participants would use when pricing the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the year ended December 31, 2014, the Fund did not have any Level 3 assets or liabilities.

Equity securities and derivative financial instruments, such as options, which are listed on a national securities exchange or reported on the NASDAQ national market, are valued based on quoted prices from the exchange. To the extent these financial instruments are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as  of December 31, 2014.

	Level 1	Level 2	Level 3	Total
Assets at fair value

Investments in securities
Common stocks	$3,118,967	$-	$-	$3,118,967
Exchange traded funds	313,136	-	-	313,136
Real estate investment trusts	7,429	-	-	7,429
Total investments in securities	$3,439,532	$-	$-	$3,439,532

The following table summarizes the inputs used to value the Fund’s liabilities measured at fair value as of December 31, 2014.

	Level 1	Level 2	Level 3	Total
Liabilities at fair value
Options written	$73,093	$-	$-	$73,093
	$73,093	$-	$-	$73,093

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WaveFront Emerging Markets Fund, LP NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2014

SIGNIFICANT ACCOUNTING POLICIES (Continued)

STATEMENT OF CASH FLOWS

The Fund has elected not to provide a statement of cash flows as permitted by ASC 230 “Statement of Cash Flows”.

DERIVATIVE FINANCIAL INSTRUMENTS

The derivatives held or sold by the Fund are used for speculative trading purposes, and therefore are not designated as hedging instruments pursuant to GAAP.

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the statement of financial condition, as of December 31, 2014, is as follows:

		Asset	Liability
Instrument	Statement of Financial	Derivatives at	Derivatives at
Type	Condition Location	Fair Value	Fair Value	Net
Options	Options written	$-	$73,093	$73,093

The gain from investments of the Fund’s derivatives by instrument type, as well as the location of those gains and losses on the statement of operations, for the year ended December 31, 2014 is as follows:

Instrument		Amount of
Type	Statement of Operations Location	Gain (Loss)
	Net realized gain from investments and foreign
Options	currency transactions	$111,257
Options	Net unrealized (depreciation) on investments	2,868
		$114,125

As of December 31, 2014 the Fund’s financial instruments and derivative financial instruments are not subject to a master netting agreement or similar arrangement.

LIMITED PARTNERSHIP AGREEMENT

CAPITAL ACCOUNT

A capital account shall be established for each partner.  The initial balance of each partner’s capital account shall be the amount of the initial contributions to the Fund.

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WaveFront Emerging Markets Fund, LP NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2014

LIMITED PARTNERSHIP AGREEMENT (Continued)

PROFIT AND LOSS ALLOCATION

Partners share in the profits and losses of the Fund in the proportion in which each partner’s capital account bears to all partners’ capital accounts.

PARTNER WITHDRAWALS

A limited partner may, upon thirty (30) calendar days advance written notice to the General Partner, withdraw all or part of its capital account as of the last day of any calendar month or any other day or days as the General Partner may decide in its sole discretion, subject to the terms and  restrictions of the limited  partnership agreement. Founder Class investors are subject to an initial 3-year lockup period, which may be waived on a case-by-case basis at the sole discretion of the General Partner.

INVOLUNTARY LIQUIDATION OF A LIMITED PARTNER’S INTEREST

The General Partner may, in its sole discretion, upon 15 days advance written notice to any limited partner, terminate the interest of any limited partner in the Fund, at any time and for any reason.

AGREEMENTS AND RELATED PARTY TRANSACTIONS

Certain limited partners are affiliated with the General Partner. The aggregate value of the affiliated limited partners’ share of net asset value at December 31, 2014 is approximately $2,264,914.

The General Partner shall receive from the Fund a management fee as of the first business day of each calendar quarter in advance equal to .25% (approximately 1% on an annualized basis) of each limited partner’s total capital account balance in the Fund as of the first business day of such calendar quarter for Non-Founder Class investors and .375% (approximately 1.5% on an annualized basis) for Founder Class investors. The management fee is accrued monthly and prorated for interest acquired after the beginning of the calendar quarter. If a limited partner withdraws all or a portion of its capital account on a date other than the end of a calendar quarter, any unearned management fee will be refunded to the limited partner. The General Partner may, at its sole discretion, waive or reduce the management fee, in whole or in part, with respect to any or all limited partners. For the year ended December 31, 2014, management fees were $19,781. As of December 31, 2014, management fees owed to the General Partner were $749, which is included in accrued liabilities on the statement of financial condition.

WAIVED EXPENSES PAID BY THE GENERAL PARTNER

Expenses are paid by the Fund. For the year ended December 31, 2014 the General Partner agreed to pay professional fees and operating expenses of $28,894 on behalf of the Fund.

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WaveFront Emerging Markets Fund, LP NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2014

TRADING ACTIVITIES AND RELATED RISKS

The Fund’s trading activities involve financial instruments, primarily securities and derivative financial instruments.  These financial instruments may have market and/or credit risk in excess of the amounts recorded in the statement of financial condition.

MARKET RISK

All financial instruments are subject to market risk, the risk that future changes in market conditions may make an instrument less valuable or more onerous.  As the instruments are recognized at fair value, those changes directly affect reported income. Theoretically, the investments owned by the Fund directly are exposed to a market risk (loss) equal to the notional value of the financial instruments purchased and unlimited liability on certain financial instruments sold short.

Generally, financial instruments can be closed out at the discretion of the General Partner.   However, if the market is not liquid, it could prevent the timely close-out of any unfavorable positions or require the Fund to  hold those positions to maturity, regardless of the changes in their value or the trading advisor’s investment strategies.

CREDIT RISK

Credit risk arises primarily from the potential inability of counterparties to perform in accordance with the terms of a contract. The Fund’s exposure to credit risk associated with counterparty nonperformance is limited to the current cost to replace all contracts in which the Fund has a gain.

CONCENTRATION OF CREDIT RISK

Concentrations of credit risk (whether on or off balance sheet) that arise from financial instruments exist for groups of counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions.

INSOLVENCY RISK

The Fund has a substantial portion of its assets on deposit with financial institutions. In the event of a financial institution’s insolvency, recovery of Fund assets on deposit may be limited to  account insurance or other protection afforded such deposits.

INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of any future obligation under these indemnifications to be remote.

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WaveFront Emerging Markets Fund, LP NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2014

SCHEDULE OF INVESTMENTS

	Shares/		% of Net
Description	Units	Fair value	Assets
Investments in securities
Common stock
Argentina common stocks
Mercadolibre Inc	70	$8,937	0.3%
Total Argentina common stocks (cost $7,879)		8,937	0.3%

Brazil common stocks

Ambev Sa-ADR	5,500	34,210	1.0%
Banco Bradesco-ADR	1,500	20,055	0.6%
Banco Do Brasil Sa-Spon ADR	100	868	0.0%
Banco Santander Brasil-ADS	2,000	10,040	0.3%
Braskem Sa-Spon ADR	1,200	15,492	0.5%
Brf Sa-ADR	1,100	25,685	0.8%
Cemig Sa -Spons ADR	2,800	13,916	0.4%
Cia Paranaense Ener-Sp ADR	300	3,951	0.1%
Cia Saneamento Basico De-ADR	1,500	9,435	0.3%
Cia Siderurgica Nacl-Sp ADR	2,500	5,200	0.2%
Cielo Sa-Sponsored ADR	600	9,432	0.3%
Cpfl Energia Sa-ADR	1,000	13,570	0.4%
Embraer Sa-Spon ADR	600	22,116	0.7%
Fibria Celulose Sa-Spon ADR	500	6,065	0.2%
Gafisa Sa-ADR	6,400	9,856	0.3%
Itau Unibanco H-Spon Prf ADR	2,400	31,224	0.9%
Petroleo Brasileiro-Spon ADR	2,800	20,440	0.6%
Petroleo Brasil-Sp Pref ADR	4,700	35,626	1.1%
Telefonica Brasil-ADR	1,100	19,448	0.6%
Tim Participacoes Sa-ADR	600	13,326	0.4%
Ultrapar Particpac-Spon ADR	800	15,256	0.5%
Vale Sa-Sp ADR	1,300	10,634	0.3%
Vale Sa-Sp Pref ADR	1,000	7,260	0.2%
Total Brazil common stocks(cost$420,477)		353,105	11.0%

Chili common stocks

Cencosud Sa - ADR	700	5,383	0.2%
Cia Cervecerias Uni-Spon ADR	450	8,348	0.2%
Embotelladora Andina-ADR	600	10,200	0.3%
Empresa Nac Elec-Chil-Sp ADR	300	13,422	0.4%
Enersis S.A. -Spons ADR	2,300	36,869	1.1%
Latam Airlines Group-Sp ADR	600	7,188	0.2%
Quimica Y Minera Chil-Sp ADR	400	9,552	0.3%
Total Chile common stocks(cost$96,889)		90,962	2.8%

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19

WaveFront Emerging Markets Fund, LP NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2014

SCHEDULE OF INVESTMENTS (Continued)

	Shares/		% of Net
Description	Units	Fair value	Assets
China common stocks
Agricultural Bank Of China-H	5,000	$2,528	0.1%
Air China Limited-H	8,000	6,469	0.2%
Alibaba Group Holding-Sp Adr	115	11,953	0.4%
Anta Sports Products Ltd	4,000	7,068	0.2%
Baidu Inc - Spon ADR	50	11,399	0.3%
Bank Of China Ltd - H	93,000	52,415	1.6%
Bank Of Communications Co-H	2,000	1,867	0.1%
Beijing Jingneng Clean Ene-H	28,000	12,170	0.4%
China Cinda Asset Manageme-H	3,000	1,463	0.0%
China Construction Bank-H	3,000	2,465	0.1%
China Cssc Holdings Ltd-A	800	4,744	0.1%
China Hongqiao Group Ltd	6,500	4,384	0.1%
China International Marine-H	4,000	8,883	0.4%
China Life Insurance Co-ADR	1,400	82,194	2.4%
China Longyuan Power Group-H	1,000	1,041	0.0%
China Mengniu Dairy Co	3,000	12,381	0.4%
China Modern Dairy Holdings	45,000	12,826	0.4%
China Petroleum & Chem-ADR	400	32,404	1.0%
China Shenhua Energy Co - H	1,000	2,960	0.1%
China Southern Air-Spons ADR	500	11,950	0.4%
China Telecom Corp Ltd-ADR	100	5,871	0.2%
China Vanke Co Ltd-H	2,500	5,578	0.2%
China Zhengtong Auto Service	14,000	6,229	0.2%
Cnooc Ltd-Spon ADR	65	8,804	0.3%
Ctrip.Com International-ADR	200	9,100	0.3%
Dongfeng Motor Grp Co Ltd-H	18,000	25,490	0.8%
E-Commerce China-Spon ADR -A	1,000	9,290	0.3%
Evergrande Real Estate Group	25,000	10,124	0.3%
Founder Securities Co Ltd-A	5,000	11,333	0.3%
Geely Automobile Holdings Ltd	40,000	12,742	0.4%
Guangzhou Automobile Group-H	32,000	29,137	0.9%
Guangzhou Baiyunshan Pharm-H	4,000	12,097	0.4%
Hainan Airlines Co-A	4,000	2,201	0.1%
Huaneng Power Intl Inc-H	2,000	2,703	0.1%
Huaneng Power Intl-Spons Adr	100	5,417	0.2%
Ind & Comm Bk Of China - H	36,000	26,279	0.8%
Metallurgical Corp Of Chin-H	20,000	6,655	0.2%
Mindray Medical Intl Ltd-ADR	1,100	29,040	0.9%
Netease Inc-ADR	150	14,871	0.4%
Nvc Lighting Holdings Ltd	8,000	1,816	0.1%
Parkson Retail Group Ltd	59,000	14,762	0.4%
Petrochina Co Ltd -ADR	400	44,384	1.3%
Ping An Insurance Group Co-H	3,000	30,605	0.9%
Renren Inc-ADR	1,700	4,267	0.1%
Shanghai Pharmaceuticals-H	23,500	53,039	1.7%
Sina Corp	400	14,964	0.4%
Sinopharm Group Co-H	5,600	19,825	0.6%
Sinotruk Hong Kong Ltd	5,500	3,071	0.1%
Sunac China Holdings Ltd	9,000	9,158	0.3%
Suntech Power Holdings-Adr	1,100	78	0.0%
Tencent Holdings Ltd	1,200	17,411	0.5%
Tianjin Port Co Ltd-A	1,200	3,307	0.1%
Uni-President China Holdings	3,000	2,763	0.1%
Want Want China Holdings Ltd	7,000	9,227	0.3%
Wuxi Pharmatech Cayman-ADR	100	3,367	0.1%
Yangzijiang Shipbuilding	40,000	36,362	1.1%
Youku Tudou Inc-ADR	400	7,124	0.2%
Total China common stocks (cost $755,938)		792,052	24.7%

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WaveFront Emerging Markets Fund, LP NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2014

SCHEDULE OF INVESTMENTS (Continued)

	Shares/		% of Net
Description	Units	Fair value	Assets
Colombia common stocks

Bancolombia S.A.-Spons ADR	500	$23,940	0.7%
Ecopetrol Sa-Sponsored ADR	800	13,696	0.4%
Total Colombia common stocks (cost $49,334)		37,636	1.1%

Cyprus common stocks

Globaltra-Spons Gdr Reg S	2,900	14,645	0.5%
Total Cyprus common stocks (cost $23,081)		14,645	0.5%

Egypt common stocks

Global Telecom Holding-GDR	1,800	5,130	0.2%
Orascom Construction-GDR	100	2,410	0.1%
Total Egypt common stocks (cost $8,402)		7,540	0.3%

Hong Kong common stocks

Belle International Holdings	13,000	14,620	0.4%
China Agri-Industries Hldgs	8,000	3,302	0.1%
China Foods Ltd	28,000	9,642	0.3%
China High Speed Transmissio	14,000	8,721	0.3%
China Mobile Ltd-Spon ADR	500	29,410	1.0%
China State Construction Int	12,000	16,869	0.5%
China Unicom Hong Kong-ADR	500	6,725	0.2%
Far East Horizon Ltd	22,000	21,706	0.6%
Gcl Poly Energy Holdings Ltd	28,000	6,500	0.2%
Kingboard Chemical Holdings	6,500	10,982	0.3%
Kunlun Energy Co Ltd	2,000	1,891	0.1%
New China Life Insurance C-H	500	2,525	0.1%
Rexlot Holdings Ltd	200,000	16,250	0.5%
The United Laboratories	38,000	22,201	0.7%
Total Hong Kong common stocks (cost $180,419)		171,343	5.4%

India common stocks

Axis Bank Ltd- Gdr Reg S	250	9,750	0.3%
Doctor Reddy’S Lab-ADR	1,300	65,585	1.9%
Hdfc Bank Ltd-ADR	700	35,525	1.1%
Icici Bank Ltd-Spon ADR	4,200	48,510	1.4%
Infosys Ltd-Sp ADR	800	25,168	0.8%
Larsen & Toubro-Gdr Reg S	500	11,650	0.4%
Mahindra&Mahindra-Spon GDR	1,600	31,440	0.9%
Reliance Inds-Spons Gdr 144A	900	25,380	0.9%
Tata Motors Ltd-Spon ADR	800	33,824	1.0%
Total India common stocks (cost $269,721)		286,832	8.9%

Indonesia common stocks

Pt Indofood Sukses	41,000	22,356	0.7%
Telekomunik Indonesia-Sp Adr	600	27,138	0.8%
Total Indonesia common stocks (cost $51,102)		49,494	1.5%

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WaveFront Emerging Markets Fund, LP NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2014

SCHEDULE OF INVESTMENTS (Continued)

	Shares/		% of Net
Description	Units	Fair value	Assets
Malaysia common stocks
Malayan Banking Berhad	16,000	$42,022	1.3%
Wesports Holdings Berhad	31,000	29,833	0.9%
Total Malaysia common stocks (cost $74,491)		71,855	2.2%

Mexico common stocks
Alfa S.A.B.-A	4,000	8,933	0.3%
Alpek Sa De Cv	5,100	6,528	0.2%
Cemex Sab-Spons Adr Part Cer	2,200	22,418	0.7%
Coca-Cola Femsa Sab-Sp Adr	100	8,652	0.3%
Controladora Coml Mexic-Ubc	2,500	8,845	0.3%
El Puerto De Liverpool-C1	3,800	38,093	1.2%
Fomento Economico Mex-Sp Adr	300	26,409	0.9%
Gruma S.A.B.-B	1,350	14,400	0.5%
Grupo Bimbo Sab- Series A	2,500	6,899	0.2%
Grupo Comercial Chedraui Sa	2,100	6,023	0.2%
Grupo Elektra Sab De Cv	1,300	49,617	1.5%
Grupo Financiero Banorte-O	1,900	10,460	0.3%
Grupo Herdez Sab-Series *	4,300	10,332	0.3%
Grupo Lala Sab De Cv	13,100	25,251	0.8%
Grupo Mexico Sab De Cv-Ser B	3,400	9,871	0.3%
Industrias Penoles Sab De Cv	400	7,825	0.2%
Megacable Holdings-Cpo	6,000	23,408	0.7%
Ohl Mexico Sab De Cv	6,100	11,312	0.3%
Walmart De Mexico-Ser V	6,600	14,194	0.4%
Total Mexico common stocks (cost $310,880)		309,470	9.7%

Netherland common stocks
Philippine Long Dist -Sp ADR	400	25,316	0.8%
Total Netherland common stocks (cost $26,685)		25,316	0.8%

Peru common stocks
Cia De Minas Buenaventur-ADR	900	8,604	0.3%
Total Peru common stocks (cost $9,264)		8,604	0.3%

Russia common stocks
Gazprom Oao-Spon ADR	3,000	13,590	0.4%
Lukoil Oao-Spon ADR	50	1,990	0.1%
Magnit Pjsc-Spon GDR Regs	400	18,160	0.5%
Magnitogors-Spon GDR Regs	1,000	2,400	0.1%
Mmc Norilsk Nickel Jsc-ADR	300	4,266	0.1%
Mobile Telesystems-Sp ADR	1,800	12,924	0.4%
Novatek Oao-Spons GDR Reg S	100	7,840	0.2%
Rosneft Ojsc-Reg S GDR	900	3,159	0.1%
Rostelecom-Sponsored ADR	100	905	0.0%
Rushydro Jsc-ADR	200	186	0.0%
Sberbank-Sponsored ADR	100	405	0.0%
Severstal - GDR Reg S	800	7,280	0.2%
Sistema Jsfc-Reg S Spons GDR	100	521	0.0%
Tatneft-Sponsored ADR	400	9,800	0.3%
Uralkali-Spon GDR-Reg S	100	1,179	0.0%
Vtb Bank Ojsc-GDR-Reg S	100	230	0.0%
X 5 Retail Group Nv-Regs GDR	1,800	21,960	0.7%
Total Russia common stocks (cost $141,417)		106,795	3.2%

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22

WaveFront Emerging Markets Fund, LP NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2014

SCHEDULE OF INVESTMENTS (Continued)

	Shares/		% of Net
Description	Units	Fair value	Assets
Singapore common stocks
Yanlord Land Group Ltd	15,000	$11,768	0.4%
Total Singapore common stocks (cost $12,854)		11,768	0.4%

South Africa common stocks
Gold Fields Ltd-Spons ADR	6,700	30,351	0.9%
Harmony Gold Mng-Spon ADR	8,000	15,120	0.4%
Sasol Ltd-Sponsored ADR	1,200	45,564	1.4%
Total South Africa common stocks (cost $96,523)		91,035	2.8%

South Korea common stocks
Hyundai Motor Co-Reg S GDR	1,100	63,470	1.9%
Kb Financial Group Inc-ADR	700	22,834	0.7%
Korea Elec Power Corp -Sp ADR	800	15,488	0.5%
Kt Corp-Sp ADR	500	7,060	0.2%
Lg Display Co Ltd-ADR	2,500	37,875	1.1%
Posco- Spon ADR	620	39,562	1.3%
Samsung Electr-GDR	25	15,125	0.4%
Samsung Electro-Regs Gdr Pfd	60	28,194	0.8%
Shinhan Financial Group-ADR	900	36,351	1.1%
Sk Telecom Co Ltd-Spon ADR	600	16,206	0.5%
Total South Korea common stocks (cost $280,217)		282,165	8.7%

Taiwan common stocks
Advanced Semiconductor E-ADR	2,800	17,164	0.5%
Au Optronics Corp-Spon ADR	8,600	43,774	1.3%
Chunghwa Telecom Lt-Spon ADR	800	23,544	0.7%
Hon Hai Precision-Gdr Reg S	8,311	46,625	1.4%
Siliconware Precision-Sp ADR	5,100	38,505	1.1%
Taiwan Semiconductor-Sp ADR	1,700	38,046	1.1%
United Microelectron-Sp ADR	13,100	29,737	1.0%
Total Taiwan common stocks (cost $224,425)		237,395	7.4%

Thailand common stocks
Ptt Public Company Ltd	2,700	28,071	0.8%
Thai Beverage Pcl	90,000	46,848	1.4%
Thai Union Frozen Products	12,100	31,883	1.0%
Total Thailand common stocks (cost $100,968)		106,801	3.3%

Turkey common stocks
Turkcell Iletisim Hizmet-ADR	1,000	15,120	0.5%
Turkiye Garanti Bankasi-ADR	10,100	40,097	1.2%
Total Turkey common stocks (cost $50,005)		55,217	1.7%

Total common stocks (cost $3,190,944)		3,118,967	97.0%

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23

WaveFront Emerging Markets Fund, LP NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2014

SCHEDULE OF INVESTMENTS (Continued)

	Shares/		% of Net
Description	Units	Fair value	Assets
Exchange traded funds
United States exchange traded funds
Ishares Msci Russia Capped E	1,500	$17,205	0.5%
Market Vectors Russia Etf	1,900	27,797	0.8%
Vanguard Ftse Emerging Market	6,700	268,134	8.3%
Total exchange traded funds (cost $324,279)		313,136	9.7%

Real estate investment trust
Hong Kong real estate investment trust
Champion Reit	16,000	7,429	0.2%
Total real estate investment trust (cost $6,991)		7,429	0.2%

Total Investment in securities (cost $3,522,214)		$3,439,532	106.9%

Written call options
United States written call options
iShares MSCI Emerging Markets
Expiration: Jaunuary 2015, Exercise price: $39.00	423	$33,916	1.0%
Expiration: Jaunuary 2015, Exercise price: $39.50	210	10,796	0.3%
Expiration: Jaunuary 2015, Exercise price: $41.00	55	495	0.0%
Expiration: Jaunuary 2015, Exercise price: $41.50	18	72	0.0%
Expiration: February 2015, Exercise price: $40.00	120	9,239	0.3%
Expiration: February 2015, Exercise price: $40.50	44	2,489	0.1%
iShares China Large-Cap
Expiration: Jaunuary 2015, Exercise price: $41.00	16	2,008	0.1%
Expiration: February 2015, Exercise price: $41.00	21	3,822	0.1%
Total written call options (premiums received $61,545)		62,837	1.9%

Written put options
United States written put options
iShares MSCI Emerging Markets
Expiration: Jaunuary 2015, Exercise price: $39.00	18	937	0.0%
Expiration: Jaunuary 2015, Exercise price: $40.50	3	415	0.0%
Expiration: Jaunuary 2015, Exercise price: $41.00	46	8,306	0.2%
iShares MSCI Brazil Capped
Expiration: February 2015, Exercise price: $36.00	4	598	0.1%
Total written put options (premiums received $6,568)		10,256	0.3%

Total written options (premiums received $68,113)		$73,093	2.3%

Other liabilities in excess of assets		$(152,662)	-4.6%

Net asset value		$3,213,777	100.0%

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24

WaveFront Emerging Markets Fund, LP NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2014

SCHEDULE OF INVESTMENTS (Continued)

Sector	% of Net Asset Value
Consumer Discretionary	10.7%
Consumer Staples	12.4%
Energy	9.7%
Financials	20.5%
Health Care	6.4%
Index	7.5%
Industrials	7.5%
Information Technology	13.5%
Materials	6.7%
Telecommunication Services	5.7%
Utilities	4.0%
Total Investments	104.6%
Other liabilities in excess of assets	-4.6%
Net asset value	100.0%

REVISED FINANCIAL STATEMENTS

The financial statements of WaveFront Emerging Markets Fund, LP as of and for the year ended December 31, 2014 were previously issued under the date of March 23, 2015. In order to provide certain additional requested disclosures, the aforementioned financial statements were revised to comply with the standard financial statement presentation for mutual funds. Such revisions do not change the amounts of previously reported net asset value or net (loss).

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25

WaveFront Emerging Markets Fund, LP NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2014

SUBSEQUENT EVENTS

The General Partner evaluated subsequent events through September 14, 2015, the date the financial statements were available to be issued. For the period January 1, 2015 through September 14, 2015, the Fund had capital contributions of approximately $1,235,209 and redemptions of approximately $1,900,353. Management intends to convert this Fund in to a Mutual Fund as of September 25, 2015. There were no other subsequent events to disclose.

FINANCIAL HIGHLIGHTS

Total return and ratios to average net assets are calculated for the limited partner class taken as a whole. An individual investor’s return and ratios may vary from those percentages based on different management fee arrangements and the timing of capital transactions. Total returns and ratios by investor class are after the General Partner’s waiver of a portion of expenses for certain limited partners. The portion of expenses paid by the General Partner for the Founder Class and Non-Founder Class is equal to 2.14 percent and 0.89 percent, respectively, of average net assets for the year ended December 31, 2014. Financial highlights for the year ended December 31, 2014 and the period from commencement (June 1, 2013) to December 31, 2013 are as follows.

	Year Ended December 31, 2014				Period ended December 31, 2013
							Non-
	Founder		Non-Founder		Founder		Founder
Total return:	Class		Class		C ass		Class

Total return	4.31%		-6.96%		8.07	% (2)	1.31	% (2)

Ratios to average net assets:
Operating expenses	1.61%		2.02	% (1)	1.27	% (3)	1.16	% (3)
Net investment income	0.68%		1.67	% (1)	0.02	% (3)	2.57	% (3)

Portfolio turnover rate
	232.07	% (4)			101.86	% (2) (4)

(1) Expenses and net investment income to average net assets were annualized for the period from September 1, 2014 to December 31, 2014.

(2)  Not annualized

(3)  Expenses and net investment income to average net assets were annualized for the period from commencement (June 1, 2013) to December 31, 2013.

(4)  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the Founder and Non-Founder classes.

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26

WaveFront Emerging Markets Fund, LP

(A Delaware Limited Partnership)

FINANCIAL STATEMENTS

DECEMBER 31, 2013

Table of Contents - Financial Statements 2013

Patke & Associates, Ltd. 300 Village Green Drive, Suite 210 Lincolnshire, Illinois 60069 847.913.5400 P I 847.913.5435 F www.patke.net

INDEPENDENT AUDITOR’S REPORT

To the Partners of
WaveFront Emerging Markets Fund, LP
San Francisco, California

Report on the Financial Statements

We have audited the accompanying financial statements of WaveFront Emerging Markets Fund, LP (a Delaware limited partnership), which comprise the statement of financial  condition, including  the condensed schedule of investments, as of December 31, 2013, and the related statements of operations and changes in net assets for the period from commencement (June 1, 2013) to December 31, 2013, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audit.  We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of WaveFront Emerging Markets Fund, LP as of December 31, 2013, and the results of its operations and changes in net assets for the year then ended in accordance with accounting principles generally accepted in the United States of America.

Table of Contents - Financial Statements 2013

Emphasis of Matter

As discussed in the notes to the financial statements, we previously issued under the date of April 28, 2014 our unqualified opinion relating to our audit of the financial statements of WaveFront Emerging Markets Fund, LP as of and for the year ended December 31, 2013. Such financial statements were appended to our auditor’s report. In order to provide certain additional requested disclosures, the aforementioned financial statements were revised as appended hereto. Such revisions do not change the amounts of previously reported net assets or net increase in net assets resulting from operations.

As discussed in the subsequent events footnote to the financial statements, management intends to convert the Fund to a mutual fund as of September 25, 2015.

Lincolnshire, Illinois September 14, 2015

Table of Contents - Financial Statements 2013

WaveFront Emerging Markets Fund, LP
(A Delaware Limited Partnership)

CONDENSED SCHEDULE OF INVESTMENTS DECEMBER 31, 2013

Description	Shares / Units	Fair Value	% of Net Assets

Investments in securities
Common stocks
Argentina common stocks
Information technology		$3,234
Total Argentina common stocks (cost $3,274)		3,234	0.3%
Brazil common stocks
Consumer discretionary		2,504	0.2%
Consumer staples		13,729	1.3%
Energy		27,415	2.6%
Financials		14,236	1.4%
Industrials		3,218	0.3%
Information technology		2,800	0.3%
Materials		28,558	2.7%
Telecommunication services		11,736	1.1%
Utilities		16,896	1.6%
Total Brazil common stocks (cost $116,002)		121,092	11.5%
Chili common stocks
Consumer staples		15,870	1.5%
Industrials		3,670	0.4%
Materials		5,176	0.5%
Utilities		4,458	0.4%
Total Chili common stocks (cost $31,642)		29,174	2.8%
China common stocks
Consumer discretionary		21,816	2.1%
Consumer staples		18,155	1.7%
Energy		22,504	2.2%
Financials		33,170	3.2%
Health care		3,443	0.3%
Industrials		13,999	1.4%
Information technology		29,217	2.8%
Materials		1,377	0.1%
Telecommunication services		7,586	0.7%
Utilities		9,876	0.9%
Total China common stocks (cost $136,480)		161,143	15.4%

The accompanying notes are an integral part of these financial statements.

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3

WaveFront Emerging Markets Fund, LP
(A Delaware Limited Partnership)

CONDENSED SCHEDULE OF INVESTMENTS (Continued) DECEMBER 31, 2013

Description	Shares / Units	Fair Value	% of Net Assets
Investments in securities(continued)
Common stocks(continued)
Colombia common stocks
Energy		$3,845	0.4%
Financials		4,902	0.4%
Total Colombia common stocks (cost $9,853)		8,747	0.8%

Egypt common stocks
Industrials		3,700	0.4%
Telecommunication services		2,010	0.2%
Total Egypt common stocks (cost $4,738)		5,710	0.6%

Hong Kong common stocks
Consumer discretionary		10,535	1.0%
Consumer staples		2,346	0.2%
Financials		855	0.1%
Health care		4,011	0.4%
Industrials		5,214	0.5%
Information technology		5,087	0.6%
Telecommunication services		14,223	1.4%
Total Hong Kong common stocks (cost $37,587)		42,271	4.1%

Indonesia common stocks
Telecommunication services		16,132
Total Indonesia common stocks (cost $17,486)		16,132	1.6%

India common stocks
Consumer discretionary		10,220	1.0%
Energy		5,808	0.6%
Financials		13,211	1.3%
Health care		8,206	0.8%
Industrials		2,693	0.3%
Information technology		11,320	1.1%
Total India common stocks (cost $47,953)		51,458	5.1%

The accompanying notes are an integral part of these financial statements.

Table of Contents - Financial Statements 2013
4

WaveFront Emerging Markets Fund, LP
(A Delaware Limited Partnership)

CONDENSED SCHEDULE OF INVESTMENTS (Continued) DECEMBER 31, 2013

Description	Shares / Units	Fair Value	% of Net Assets
Investments in securities (continued)
Common stocks (continued)
Mexico common stocks
Consumer discretionary		$20,523	2.0%
Consumer staples		37,145	3.6%
Financials		2,102	0.2%
Industrials		5,935	0.6%
Materials		10,446	1.0%
Telecommunication services		14,018	1.3%
Total Mexico common stocks (cost $94,918)		90,169	8.7%

Netherland common stocks
Industrials		9,012
Total Netherland common stocks (cost $9,785)		9,012	0.9%

Peru common stocks
Materials		2,244
Total Peru common stocks (cost $2,997)		2,244	0.2%

Russia common stocks
Consumer staples		4,987	0.5%
Energy		31,097	3.0%
Financials		13,508	1.3%
Materials		7,634	0.7%
Telecommunication services		11,660	1.1%
Utilities		4,143	0.4%
Total Russia common stocks (cost $65,058)		73,029	7.0%

South Africa common stocks
Energy		12,362	1.2%
Materials		11,311	1.1%
Total South Africa common stocks (cost $26,940)		23,673	2.3%

South Korea commons stocks
Consumer discretionary		8,850	0.8%
Financials		15,216	1.5%
Information technology		32,057	3.1%
Materials		15,600	1.5%
Telecommunication services		12,615	1.2%
Utilities		8,305	0.8%
Total South Korea common stocks (cost $75,297)		92,643	8.9%

Table of Contents - Financial Statements 2013
5

WaveFront Emerging Markets Fund, LP
(A Delaware Limited Partnership)

CONDENSED SCHEDULE OF INVESTMENTS (Continued) DECEMBER 31, 2013

Description	Shares / Units	Fair Value	% of Net Assets
Investments in securities (continued)
Common stocks (continued)
Turkey common stocks
Financials		$3,852	0.3%
Telecommunciation services		8,010	0.8%
Total Turkey common stocks (cost $13,126)		11,862	1.1%

Taiwan common stocks
Information technology		40,401	3.9%
Telecommunication services		15,480	1.5%
Total Taiwan common stocks (cost $55,299)		55,881	5.4%
Total common stocks (cost $748,435)		797,474	76.7%

Exchange traded funds
United States exchange traded funds
Other		40,498
Total exchange traded funds (cost $42,655)		40,498	3.9%

Mutual funds
United States mutual funds
Other		7,143
Total mutual funds (cost $6,725)		7,143	0.7%

Real estate investment trusts
Hong Kong real estate investment trusts
Financials		3,097
Total real estate investment trusts (cost $3,183)		3,097	0.3%
Total investments in securities (cost $800,998)		$848,212	81.6%

Options written
United States options written
Other		$24,320
Total options written (premiums received $16,473)		$24,320	2.3%

The accompanying notes are an integral part of these financial statements.

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6

WaveFront Emerging Markets Fund, LP
(A Delaware Limited Partnership)

STATEMENT OF FINANCIAL CONDITION DECEMBER 31, 2013

Assets
Investments in securities, at fair value (cost $800,998)	$848,212
Due from broker	553,589
Interest and dividend receivable	909
Other assets	1,621
Total assets	1,404,331

Liabilities and Partners’ Capital (Net Asset Value)

Liabilities
Options written, at fair value (premiums received $16,473)	24,320
Accrued liabilities	8,205
Redemptions payable	331,819
Total liabilities	364,344

Partners’ Capital (Net Asset Value)	1,039,987

Total liabilities and partners’ capital (Net Asset Value)	$1,404,331

Net asset value consist of:

Paid in capital	$995,715
Accumulated net investment income	4,286
Accumulated net realized gain	619
Net unrealized appreciation (depreciation) on:
Investments	47,214
Options written	(7,847)
Net Asset Value	$1,039,987

The accompanying notes are an integral part of these financial statements.

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7

WaveFront Emerging Markets Fund, LP
(A Delaware Limited Partnership)

STATEMENT OF OPERATIONS FOR THE PERIOD FROM COMMENCEMENT (JUNE 1, 2013) TO DECEMBER 31, 2013

Investment income
Dividends (net of witholding taxes of $697)	$11,618
Total investment income	11,618

Expenses
Professional fees	21,644
Management fees	6,913
Other operating expenses	843
Total expenses	29,400
Less: management fees waived by General Partner	(273)
Less: expenses paid by General Partner	(21,795)
Net expenses	7,332
Net investment income	4,286

Realized and unrealized gain from investments
Net realized gain from investments	619
Net unrealized appreciation on investments	39,367
Net realized and unrealized gain from investments	39,986
Net increase in net assets resulting from operations	$44,272

The accompanying notes are an integral part of these financial statements.

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8

WaveFront Emerging Markets Fund, LP
(A Delaware Limited Partnership)

STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIOD FROM COMMENCEMENT (JUNE 1, 2013) TO DECEMBER 31, 2013

	Partners’ Capital
	General Partner	Founder Class	Non- Founder Class	Total
Increase(decrease) in net assets from
operations

Net investment income	$-	$81	$4,205	$4,286
Net realized gain (loss) from investments	-	14,422	(13,803)	619
Net unrealized appreciation on investments	-	25,484	13,883	39,367
Net increase in net assets resulting from operations	-	39,987	4,285	44,272

Increase (decrease) in net assets from
capital transactions

Capital contributions	-	1,000,000	327,534	1,327,534
Capital withdrawals	-	-	(331,819)	(331,819)

Net increase in net assets resulting from capital transactions	-	1,000,000	(4,285)	995,715

Total increase in net assets	-	1,039,987	-	1,039,987

Net assets

Beginning of period (June 1, 2013)	-	-	-	-

End of period (December 31, 2013)	$-	$1,039,987	$-	$1,039,987

The accompanying notes are an integral part of these financial statements.

Table of Contents - Financial Statements 2013
9

WaveFront Emerging Markets Fund, LP
(A Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2013

ORGANIZATION OF PARTNERSHIP

WaveFront Emerging Markets Fund, LP (the “Fund”) is an investment fund organized in May 2013, under the Revised Uniform Limited Partnership Act of the State of Delaware, for the purpose of engaging in buying and selling securities. The General  Partner of the Fund  is WaveFront Capital Management, LLC (the “General Partner”). The Fund commenced operations on June 1, 2013.

The Fund offers two different classes of partnership interests, Founder Class and Non-Founder Class. The classes are subject to differing fee arrangements and lockup periods, as discussed in the Partner Redemptions and Agreements and Related Party Transactions footnotes.

The Fund’s investment objective is to provide competitive risk-adjusted returns by employing a risk-managed equity strategy investing primarily in emerging markets. The Fund may also invest in developed and frontier market companies with substantial exposure to emerging market countries. The Fund also uses a disciplined hedging strategy to generate income and lower volatility.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN SECURITIES

The Fund’s financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  Securities transactions and any related gains and losses are reported on a trade date basis. Any unrealized gains or losses on open positions at the date of the financial statements would be stated on the statement of operations. The Fund records interest income in the period it is earned. Dividend income is recorded on the ex-dividend date.

OPTIONS PURCHASED

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Premiums paid for purchased options that expire unexercised are treated by the Fund on the expiration date as realized losses from investments. Premiums paid for purchased option contracts that are sold prior to expiration are offset against the proceeds of the related sale transaction, net of brokerage commissions, to determine the realized gain or loss.

DUE FROM BROKERS

In the normal course of business, substantially all of the Fund’s securities transactions, money balances and securities positions are transacted with the Fund’s broker, Interactive Brokers, LLC. At December 31, 2013, the amount due from broker reflected in the statement of assets and liabilities is due from this broker.

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10

WaveFront Emerging Markets Fund, LP
(A Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2013

SIGNIFICANT ACCOUNTING POLICIES (Continued)

SHORT SALES

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size will be recognized upon termination of the short sale.  The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

OPTIONS WRITTEN

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. Premiums received from written options contracts that are closed prior to the expiration date are offset against the cost of the related purchase transaction, net of brokerage commissions, to determine the realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the index or security underlying the written option.

INCOME TAXES

The Fund prepares calendar year informational U.S. and applicable state tax returns and reports to the partners their allocable shares of the Fund’s income, expenses and trading gains or losses. No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based on such partner’s respective share of the Fund’s income and expenses as reported for income tax purposes.

Management has continued to evaluate the application of Accounting  Standards Codification  (“ASC”) 740, “Income Taxes”, and has determined that no reserves for uncertain tax positions were required to have been recorded as a result of the adoption of ASC 740. There are no tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within twelve months. The 2013 tax year generally remains subject to examination by the U.S. federal and most state tax authorities.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

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11

WaveFront Emerging Markets Fund, LP
(A Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2013

SIGNIFICANT ACCOUNTING POLICIES (Continued)

FAIR VALUE MEASUREMENTS AND DISCLOSURES

All investments are recorded at their estimated fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Fund can access at the measurement date.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for an asset or liability, including assumptions that market participants would use when pricing the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the period from commencement (June 1, 2013) to December 31, 2013, the Fund did not have any Level 3 assets or liabilities.

Equity securities and derivative financial instruments, such as options, which are listed on a national securities exchange or reported on the NASDAQ national market, are valued based on quoted prices from the exchange. To the extent these financial instruments are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as  of December 31, 2013.

	Level 1	Level 2	Level 3	Total
Assets at fair value

Investments in securities
Common stocks	$797,474	$-	$-	$797,474
Exchange traded funds	40,498	-	-	40,498
Mutual funds	7,143	-	-	7,143
Real estate investment trusts	3,097	-	-	3,097
Total investments in securities	$848,212	$-	$-	$848,212

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12

WaveFront Emerging Markets Fund, LP
(A Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2013

SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table summarizes the inputs used to value the Fund’s liabilities measured at fair value as of December 31, 2013.

	Level 1	Level 2	Level 3	Total
Liabilities at fair value

Options written	$24,320	$-	$-	$24,320
	$24,320	$-	$-	$24,320

STATEMENT OF CASH FLOWS

The Fund has elected not to provide a statement of cash flows as permitted by ASC 230 “Statement of Cash Flows”.

RECENT ACCOUNTING PRONOUNCEMENTS

In June 2013, the FASB issued ASU 2013-08, Financial Services — Investment Companies: Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”), containing new guidance that changes the approach to the investment company assessment, requires noncontrolling ownership interests in other investment companies to be measured at fair value, and requires additional disclosures about the investment company’s status as an investment company. The amendments in the update are effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund is currently evaluating the impact this pronouncement would have on its financial statements.

DERIVATIVE FINANCIAL INSTRUMENTS

The derivatives held or sold by the Fund are used for speculative trading purposes, and therefore are not designated as hedging instruments pursuant to GAAP.

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the statement of assets and liabilities, as of December 31, 2013, is as follows:

Instrument Type	Statement of Assets and Liabilities Location	Asset Derivatives at Fair Value	Liability Derivatives at Fair Value	Net
Options	Options written	$-	$(24,320)	$(24,320)

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13

WaveFront Emerging Markets Fund, LP (A Delaware Limited Partnership) NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2013

DERIVATIVE FINANCIAL INSTRUMENTS (Continued)

The gain from investments of the Fund’s derivatives by instrument type, as well as the location of those gains and losses on the statement of operations, for the period from commencement (June 1, 2013) to December 31, 2013 is as follows:

Instrument Type	Statement of Operations Location	Amount of Gain (Loss)
Options	Net realized gain from investments	$19,480
Options	Net unrealized appreciation on investments	(7,847)

As of December 31, 2013 the Fund’s financial instruments and derivative financial instruments are not subject to a master netting agreement or similar arrangement.

LIMITED PARTNERSHIP AGREEMENT

CAPITAL ACCOUNT

A capital account shall be established for each partner.  The initial balance of each partner’s capital account shall be the amount of the initial contributions to the Fund.

PROFIT AND LOSS ALLOCATION

Partners share in the profits and losses of the Fund in the proportion in which each partner’s capital account bears to all partners’ capital accounts.

PARTNER REDEMPTIONS

A limited partner may, upon thirty (30) calendar days advance written notice to the General Partner, withdraw all or part of its capital account as of the last day of any calendar month or any other day or days as the General Partner may decide in its sole discretion, subject to the terms and  restrictions of the limited  partnership agreement. Founder Class investors are subject to an initial 3-year lockup period, which may be waived on a case-by-case basis at the sole discretion of the General Partner.

INVOLUNTARY LIQUIDATION OF A LIMITED PARTNER’S INTEREST

The General Partner may, in its sole discretion, upon 15 days advance written notice to any limited partner, terminate the interest of any limited partner in the Fund, at any time and for any reason.

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14

WaveFront Emerging Markets Fund, LP (A Delaware Limited Partnership) NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2013

AGREEMENTS AND RELATED PARTY TRANSACTIONS

Certain limited partners are affiliated with the General Partner. The aggregate value of the affiliated limited partners’ share of net asset value at December 31, 2013 is approximately $1,039,987.

The General Partner shall receive from the Fund a management fee as of the first business day of each calendar quarter in advance equal to .25% (approximately 1% on an annualized basis) of each limited partner’s total capital account balance in the Fund as of the first business day of such calendar quarter for Non-Founder Class investors and .375% (approximately 1.5% on an annualized basis) for Founder Class investors. The management fee is accrued monthly and prorated for interest acquired after the beginning of the calendar quarter. If a limited partner withdraws all or a portion of its capital account on a date other than the end of a calendar quarter, any unearned management fee will be refunded to the limited partner. The General Partner may, at its sole discretion, waive the management fee, in whole or in part, with respect to any or all limited partners. For the period from commencement (June 1, 2013) to December 31, 2013, management fees were $6,913. As of December 31, 2013, management fees owed to the General Partner are $6,640, which are included in accrued liabilities on the statement of assets and liabilities.

The General Partner of the Fund serves as the trading advisor. At the end of each calendar year, the Fund allocates to the General Partner a performance-based allocation with respect to each Non-Founder  Class investor equal to 20% of the appreciation of each Non-Founder Class investor’s capital account during the calendar year (or such shorter period during which the Non-Founder Class investor holds an interest in the Fund) in excess of the Fund’s “hurdle rate of return” for such performance period. The “hurdle rate of return” is equal to the performance of the MSCI Emerging Markets Index during a performance period. The net profit is equal to the current year’s profit less any loss carry-forward from previous period. Founder Class investors are not subject to a performance allocation. The General Partner may, at its sole discretion, waive the performance allocation, in whole or in part, with respect to any or all limited partners. The performance allocation was waived for the period from commencement (June 1, 2013) to December 31, 2013.

WAIVED MANAGEMENT FEES AND EXPENSES PAID BY THE GENERAL PARTNER

Expenses are paid by the Fund. For the period from commencement (June 1, 2013) to December 31, 2013 the General Partner agreed to pay professional fees and operating expenses of $21,795 on behalf of the Fund. Additionally, the General Partner opted to waive a portion of the management fee for certain limited partners. For the period from commencement (June 1, 2013) to December 31, 2013, the General Partner waived management fees of $273. The Fund owed the General Partner $700 at December 31, 2013 for the reimbursement of expenses, which is included in accrued liabilities on the statement of assets and liabilities.

TRADING ACTIVITIES AND RELATED RISKS

The Fund’s trading activities involve financial instruments, primarily securities and derivative financial instruments.  These financial instruments may have market and/or credit risk in excess of the amounts recorded in the statement of assets and liabilities.

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15

WaveFront Emerging Markets Fund, LP (A Delaware Limited Partnership) NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2013

TRADING ACTIVITIES AND RELATED RISKS (Continued)

MARKET RISK

All financial instruments are subject to market risk, the risk that future changes in market conditions may make an instrument less valuable or more onerous. As the instruments are recognized at fair value, those changes directly affect reported income. Theoretically, the investments owned by the Fund directly are exposed to a market risk (loss) equal to the notional value of the financial instruments purchased and unlimited liability on certain financial instruments sold short.

Generally, financial instruments can be closed out at the discretion of the General Partner. However, if the market is not liquid, it could prevent the timely close-out of any unfavorable positions or require the Fund to hold those positions to maturity, regardless of the changes in their value or the trading advisor’s investment strategies.

CREDIT RISK

Credit risk arises primarily from the potential inability of counterparties to perform in accordance with the terms of a contract. The Fund’s exposure to credit risk associated with counterparty nonperformance is limited to the current cost to replace all contracts in which the Fund has a gain.

CONCENTRATION OF CREDIT RISK

Concentrations of credit risk (whether on or off balance sheet) that arise from financial instruments exist for groups of counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions.

INSOLVENCY RISK

The Fund has a substantial portion of its assets on deposit with financial institutions. In the event of a financial institution’s insolvency, recovery of Fund assets on deposit may be limited to  account insurance or other protection afforded such deposits.

INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of any future obligation under these indemnifications to be remote.

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WaveFront Emerging Markets Fund, LP (A Delaware Limited Partnership) NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2013

SCHEDULE OF INVESTMENTS

Description	Shares/ Units	Fair value	% of Net Assets
Investments in securities
Common stock
Argentina common stock
Mercadolibre Inc	30	$3,234	0.3%
Total Argentina common stocks (cost $3,274)		3,234	0.3%

Brazil common stock
Ambev Sa-ADR	1,300	9,555	0.9%
Banco Bradesco-ADR	200	2,506	0.2%
Banco Do Brasil Sa-Spon ADR	300	3,115	0.3%
Banco Santander Brasil-Ads	300	1,830	0.2%
Braskem Sa-Spon ADR	300	5,355	0.5%
Brf Sa-ADR	200	4,174	0.4%
Cemig Ssa -Spons ADR	500	3,895	0.4%
Cia Paranaense Ener-Sp ADR	200	2,628	0.3%
Cia Saneamento Basico De-ADR	350	3,969	0.4%
Cia Siderurgica Nacl-Sp ADR	800	4,960	0.5%
Cielo Sa-Sponsored ADR	100	2,800	0.3%
Cpfl Energia Sa-ADR	400	6,404	0.6%
Embraer Sa-ADR	100	3,218	0.3%
Fibria Celulose Sa-Spon ADR	200	2,336	0.2%
Gafisa Sa-ADR	800	2,504	0.2%
Itau Unibanco Hldng-Pref ADR	500	6,785	0.7%
Oi Sa-ADR	1,500	2,385	0.2%
Petroleo Brasileiro S.A.-ADR	900	12,402	1.2%
Petroleo Brasileiro-Spon ADR	700	10,283	1.0%
Telefonica Brasil-ADR	350	6,727	0.6%
Tim Participacoes Sa-ADR	100	2,624	0.3%
Ultrapar Particpac-Spon ADR	200	4,730	0.5%
Vale Sa-Sp ADR	400	6,100	0.6%
Vale Sa-Sp Pref ADR	700	9,807	0.9%
Total Brazil common stocks (cost $116,002)		121,092	11.5%

Chili common stock
Cencosud Sa - ADR	450	4,901	0.5%
Cia Cervecerias Unidas-ADR	250	6,028	0.6%
Embotelladora Andina-ADR B	175	4,942	0.5%
Empresa Nac Elec-Chil-Sp ADR	100	4,458	0.4%
Latam Airlines Group-Sp ADR	225	3,670	0.4%
Quimica Y Minera Chil-Sp ADR	200	5,176	0.5%
Total Chile common stocks (cost $31,642)		29,174	2.8%

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17

WaveFront Emerging Markets Fund, LP (A Delaware Limited Partnership) NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2013

SCHEDULE OF INVESTMENTS (Continued)

Description	Shares/ Units	Fair value	% of Net Assets
China common stock
Agricultural Bank Of China-H	6,000	$2,948	0.3%
Air China Limited-H	4,000	2,987	0.3%
Anta Sports Products Ltd	2,000	2,476	0.2%
Autonavi Holdings Ltd-ADR	300	4,275	0.4%
Baidu Inc - Spon ADR	50	8,894	0.9%
Bank Of China Ltd - H	10,000	4,604	0.4%
Beijing Jingneng Clean Ene-H	8,000	4,199	0.4%
China Construction Bank-H	4,000	3,018	0.3%
China Hongqiao Group Ltd	2,000	1,377	0.1%
China Life Insurance Co-ADR	100	4,725	0.5%
China Longyuan Power Group-H	3,000	3,865	0.4%
China Mengniu Dairy Co	1,000	4,746	0.5%
China Modern Dairy Holdings	14,000	7,583	0.7%
China Petroleum & Chem-ADR	39	3,205	0.3%
China Shenhua Energy Co - H	2,000	6,306	0.6%
China Southern Air-Spons ADR	300	5,922	0.6%
China Telecom Corp Ltd-ADR	150	7,586	0.7%
China Zhengtong Auto Service	3,000	1,923	0.2%
Cnooc Ltd-ADR	40	7,506	0.7%
Ctrip.Com International-ADR	50	2,481	0.2%
Dongfeng Motor Grp Co Ltd-H	2,000	3,131	0.3%
E-Commerce China-Spon ADR -A	300	2,865	0.3%
Evergrande Real Estate Group	6,000	2,290	0.2%
Great Wall Motor Company-H	500	2,760	0.3%
Guangzhou Automobile Group-H	2,000	2,187	0.2%
Huaneng Power Intl-Spons ADR	50	1,813	0.2%
Ind & Comm Bk Of China - H	12,000	8,109	0.8%
Lenovo Group Ltd	2,000	2,432	0.2%
Metallurgical Corp Of Chin-H	20,000	3,688	0.4%
Netease Inc-ADR	50	3,930	0.4%
Nvc Lighting Holdings Ltd	8,000	1,919	0.2%
Parkson Retail Group Ltd	4,000	1,233	0.1%
Petrochina Co Ltd -ADR	50	5,487	0.5%
Ping An Insurance Group Co-H	500	4,478	0.4%
Renren Inc-ADR	400	1,220	0.1%
Sinopharm Group Co-H	1,200	3,443	0.3%
Sinotruk Hong Kong Ltd	2,500	1,402	0.1%
Sunac China Holdings Ltd	5,000	2,998	0.3%
Suntech Power Holdings-ADR	1,100	572	0.1%
Tencent Holdings Ltd	100	6,378	0.6%
Uni-President China Holdings	1,000	1,019	0.1%
Want Want China Holdings Ltd	2,000	2,889	0.3%
Youku Tudou Inc-ADR	50	1,515	0.1%
Zhongsheng Group Holdings	2,000	2,760	0.3%
Total China common stocks (cost $136,480)		161,143	15.4%

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WaveFront Emerging Markets Fund, LP (A Delaware Limited Partnership) NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2013

SCHEDULE OF INVESTMENTS (Continued)

Description	Shares/ Units	Fair value	% of Net Assets
Colombia common stock
Bancolombia S.A.-Spons ADR	100	$4,902	0.5%
Ecopetrol Sa-Sponsored ADR	100	3,845	0.4%
Total Colombia common stocks (cost $9,853)		8,747	0.8%

Egypt common stock
Global Telecom Holding-GDR	600	2,010	0.2%
Orascom Construction-GDR	100	3,700	0.4%
Total Egypt common stocks (cost $4,738)		5,710	0.6%

Hong Kong common stock
Belle International Holdings	2,000	2,314	0.2%
China Agri-Industries Hldgs	3,000	1,497	0.1%
China Foods Ltd	2,000	849	0.1%
China High Speed Transmissio	3,000	1,629	0.2%
China Mobile Ltd-Spon ADR	200	10,458	1.0%
China State Construction Int	2,000	3,585	0.3%
China Unicom Hong Kong-ADR	250	3,765	0.4%
Far East Horizon Ltd	1,000	855	0.1%
Gcl Poly Energy Holdings Ltd	8,000	2,476	0.2%
Geely Automobile Holdings Lt	10,000	4,836	0.5%
Kingboard Chemical Holdings	1,000	2,611	0.3%
Rexlot Holdings Ltd	25,000	3,385	0.3%
The United Laboratories Inte	10,000	4,011	0.4%
Total Hong Kong common stocks (cost $37,587)		42,271	4.1%

India common stock
Axis Bank Ltd- Gdr Reg S	125	2,606	0.3%
Doctor Reddy’S Lab-ADR	200	8,206	0.8%
Hdfc Bank Ltd-ADR	200	6,888	0.7%
Icici Bank Ltd-Spon ADR	100	3,717	0.4%
Infosys Ltd-Sp ADR	200	11,320	1.1%
Larsen & Toubro-Gdr Reg S	150	2,693	0.3%
Mahindra & Mahindra-Spon Gdr	400	5,600	0.5%
Reliance Inds-Spons Gdr 144A	200	5,808	0.6%
Tata Motors Ltd-Spon ADR	150	4,620	0.4%
Total India common stocks (cost $47,953)		51,458	5.1%

Indonesia common stock
Telekomunik Indonesia-Sp ADR	450	16,132	1.6%
Total Indonesia common stocks (cost $17,486)		16,132	1.6%

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WaveFront Emerging Markets Fund, LP (A Delaware Limited Partnership) NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2013

SCHEDULE OF INVESTMENTS (Continued)

Description	Shares/ Units	Fair value	% of Net Assets
Mexico common stock
Alfa S.A.B.-A	1,200	$3,371	0.3%
Alpek Sa De Cv	1,000	2,277	0.2%
America Movil Sab De C-Ser L	4,000	4,670	0.4%
America Movil-ADR Series L	400	9,348	0.9%
Cemex Sab-Spons ADR Part Cer	200	2,366	0.2%
Coca-Cola Femsa Sab-Sp ADR	55	6,697	0.6%
Controladora Coml Mexic-Ubc	1,050	4,502	0.4%
Corporacion Geo Sab-Ser B	14,000	-	0.0%
Desarrolladora Homex-ADR	800	936	0.1%
El Puerto De Liverpool-C1	1,000	11,435	1.1%
Fomento Economico Mex-Sp ADR	80	7,830	0.8%
Grupo Bimbo Sab- Series A	1,800	5,551	0.5%
Grupo Comercial Chedraui Sa	1,000	3,539	0.3%
Grupo Elektra Sab De Cv	100	3,409	0.3%
Grupo Financiero Banorte-O	300	2,102	0.2%
Grupo Herdez Sab-Series *	1,500	5,347	0.5%
Grupo Mexico Sab De Cv-Ser B	1,000	3,316	0.3%
Industrias Penoles Sab De Cv	100	2,487	0.2%
Megacable Holdings-Cpo	1,400	4,742	0.5%
Ohl Mexico Sab De Cv	1,000	2,564	0.2%
Walmart De Mexico-Ser V	1,400	3,679	0.4%
Total Mexico common stocks (cost $94,918)		90,169	8.7%

Netherland common stock
Philippine Long Dist -Sp ADR	150	9,012	0.9%
Total Netherland common stocks (cost $9,785)		9,012	0.9%

Peru common stock
Cia De Minas Buenaventur-ADR	200	2,244	0.2%
Total Peru common stocks (cost $2,997)		2,244	0.2%

Russia common stock
Gazprom Oao-Spon ADR	1,700	14,705	1.4%
Lukoil Oao-Spon ADR	130	8,119	0.8%
Magnit Ojsc-Spon Gdr Regs	50	3,310	0.3%
Magnitogors-Spon Gdr Regs	1,000	2,998	0.3%
Mobile Telesystems-Sp ADR	200	4,326	0.4%
Novatek Oao-Spons Gdr Reg S	20	2,738	0.3%
Rosneft Ojsc-Reg S Gdr	225	1,713	0.2%
Rostelecom-Sponsored ADR	200	4,122	0.4%
Rushydro Jsc-ADR	2,400	4,142	0.4%
Sberbank-Sponsored ADR	800	10,064	1.0%
Severstal - Gdr Reg S	200	1,976	0.2%
Sistema Jsfc-Reg S Spons Gdr	100	3,212	0.3%
Tatneft-Sponsored ADR	100	3,822	0.4%
Uralkali-Spon Gdr-Reg S	100	2,660	0.3%
Vtb Bank Ojsc-Gdr-Reg S	1,150	3,444	0.3%
X 5 Retail Group Nv-Regs Gdr	100	1,677	0.2%
Total Russia common stocks (cost $65,058)		73,029	7.0%

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WaveFront Emerging Markets Fund, LP (A Delaware Limited Partnership) NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2013

SCHEDULE OF INVESTMENTS (Continued)

Description	Shares/ Units	Fair value	% of Net Assets
South Africa common stock
Gold Fields Ltd-Spons ADR	1,400	$4,480	0.4%
Harmony Gold Mng-Spon ADR	2,700	6,831	0.7%
Sasol Ltd-Sponsored ADR	250	12,362	1.2%
Total South Africa common stocks (cost $26,940)		23,673	2.3%

South Korea common stock
Hyundai Motor Co-Reg S Gdr	150	8,850	0.9%
Kb Financial Group Inc-ADR	150	6,076	0.6%
Korea Elec Power Corp-Sp ADR	500	8,305	0.8%
Kt Corp-Sp ADR	600	8,922	0.9%
Lg Display Co Ltd-ADR	300	3,642	0.4%
Posco-ADR	200	15,600	1.5%
Samsung Electr-Gdr Reg S	25	16,325	1.6%
Samsung Electro-Regs Gdr Pfd	25	12,090	1.2%
Shinhan Financial Group-ADR	200	9,140	0.9%
Sk Telecom Co Ltd-ADR	150	3,693	0.4%
Total South Korea common stocks (cost $75,297)		92,643	8.9%

Taiwan common stock
Advanced Semiconductor E-ADR	900	4,320	0.4%
Chunghwa Telecom Ltd-ADR	500	15,480	1.5%
Hon Hai Precision-Gdr Reg S	1,760	9,363	0.9%
Siliconware Precision-Sp ADR	500	2,990	0.3%
Taiwan Semiconductor-Sp ADR	1,150	20,056	1.9%
United Microelectron-Sp ADR	1,800	3,672	0.4%
Total Taiwan common stocks (cost $55,299)		55,881	5.4%

Turkey common stock
Turkcell Iletisim Hizmet-ADR	600	8,010	0.8%
Turkiye Garanti Bankasi-ADR	1,200	3,852	0.3%
Total Taiwan common stocks (cost $13,126)		11,862	1.1%

Total common stocks (cost $748,435)		797,474	76.7%

Exchange traded funds
United States exchange traded funds
Ishares Msci Frontier 100	100	3,374	0.3%
Ishares Msci Indonesia Etf	100	2,284	0.2%
Ishares Msci Malaysia Etf	500	7,910	0.8%
Market Vectors Indonesia Ind	200	4,252	0.4%
Spdr S&P Emerging Mkts Small	400	18,564	1.8%
Vanguard Ftse Emerging Market	100	4,114	0.4%
Total exchange traded funds (cost $42,655)		40,498	3.9%

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WaveFront Emerging Markets Fund, LP (A Delaware Limited Partnership) NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2013

SCHEDULE OF INVESTMENTS (Continued)

Description	Shares/ Units	Fair value	% of Net Assets
Mutual fund
United States mutual fund
Morgan Stanley China A Share	300	$7,143	0.7%
Total mutual funds (cost $6,725)		7,143	0.7%

Real estate investment trust
Hong Kong real estate investment trust
Champion Reit	7,000	3,097	0.3%
Total real estate investment trust (cost $3,183)		3,097	0.3%

Total Investment in securities (cost $800,998)		$848,212	81.6%

Written call options
United States written call options
iShares MSCI Emerging Markets
Expiration: Jaunuary 2014, Exercise price: $40.50	6	$926	0.1%
Expiration: Jaunuary 2014, Exercise price: $41.00	185	21,443	2.1%
Expiration: Jaunuary 2014, Exercise price: $41.50	3	249	0.0%
Expiration: Jaunuary 2014, Exercise price: $43.50	12	170	0.0%
Expiration: February 2014, Exercise price: $41.50	2	265	0.0%
Total written call options (premiums received $12,372)		23,053	2.2%

Written put options
United States written put options
iShares MSCI Emerging Markets
Expiration: Jaunuary 2014, Exercise price: $40.50	52	1,267	0.1%
Total written put options (premiums received $4,101)		1,267	0.1%

Total written options (premiums received $16,473)		$24,320	2.3%

Assets in excess of Other liabilities		$216,095	20.8%

Net asset value		$1,039,987	100.0%

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WaveFront Emerging Markets Fund, LP (A Delaware Limited Partnership) NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2013

SCHEDULE OF INVESTMENTS (Continued)

Sector	% of Net Assets
Consumer Discretionary	7.1%
Consumer Staples	8.9%
Energy	9.9%
Financials	10.0%
Health Care	1.5%
Index	1.6%
Industrials	4.6%
Information Technology	11.9%
Materials	7.9%
Other	0.7%
Telecommunication Services	10.9%
Utilities	4.2%
Total Investments	79.2%
Asset in excess of Other liabilities	20.8%
Net asset Value	100.0%

REVISED FINANCIAL STATEMENTS

The financial statements of WaveFront Emerging Markets Fund, LP as of and for the period ended December 31, 2013 were previously issued under the date of April 28, 2014. In order to provide certain additional requested disclosures, the aforementioned financial statements were revised to comply with the standard financial statement presentation for mutual funds. Such revisions do not change the amounts of previously reported net assets or net increase in net assets resulting from operations.

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WaveFront Emerging Markets Fund, LP (A Delaware Limited Partnership) NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2013

SUBSEQUENT EVENTS

The General Partner evaluated subsequent events through September 14, 2015, the date the financial statements were available to be issued. For the period January 1, 2014 through September 14, 2015, the Fund had capital contributions of approximately $3,459,209 and redemptions of approximately $1,900,970. Management intends to convert this Fund in to a Mutual Fund as of September 25, 2015. There were no other subsequent events to disclose.

FINANCIAL HIGHLIGHTS

Total return and ratios to average net assets are calculated for the limited partner class taken as a whole. An individual investor’s return and ratios may vary from those percentages based on different management fee and performance allocation arrangements and the timing of capital transactions. Total returns and ratios by investor class are after the General Partner’s waiver of a portion of the management fee and payment of a portion of expenses for certain limited partners. The management fee waived by the General Partner for the Founder Class and Non-Founder Class is equal to 0 percent and .1 percent, respectively, of average net assets for the period from commencement (June 1, 2013) to December 31, 2013. The portion of expenses paid by the General Partner for the Founder Class and Non-Founder Class is equal to 2.14 percent and 2.14 percent, respectively, of average net assets for the period from commencement (June 1, 2013) to December 31, 2013. Financial highlights for the period from commencement (June 1, 2013) to December 31, 2013 are as follows.

	Founder Class			Non-Founder Class
Total return:
Total return before and after performance allocation	8.07%		(2)	1.31%

Ratios to average net assets:
Operating expenses before and after performance allocation	1.27%		(1)	1.16%
Net investment income before and after performance allocation	0.02%		(1)	2.57%

Portfolio turnover rate	101.86	%(2)	(3)

(1)	Expenses and net investment income to average net assets were annualized for the period from commencement (June 1, 2013) to December 31, 2013.

(2)	Not annualized

(3)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the Founder and Non-Founder classes.

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APPENDIX B - RATINGS DEFINITIONS

Standard & Poor’s Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term.  Short-term ratings are generally assigned to those obligations considered short-term in the relevant market.  In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper.  Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations.  Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings

A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

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D
A short-term obligation rated ‘D’ is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

SPUR (Standard & Poor’s Underlying Rating)
A SPUR rating is an opinion about the stand-alone capacity of an obligor to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it.  These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue.  Standard & Poor’s maintains surveillance of an issue with a published SPUR.

Dual Ratings
Dual ratings may be assigned to debt issues that have a put option or demand feature.  The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature.  The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols.  The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’).  With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).

The analyses, including ratings, of Standard & Poor’s and its affiliates (together Standard & Poor’s) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions.  Standard & Poor’s assumes no obligation to update any information following publication.  Users of ratings or other analyses should not rely on them in making any investment decision.  Standard &Poor’s opinions and analyses do not address the suitability of any security.  Standard & Poor’s does not act as a fiduciary or an investment advisor except where registered as such.  While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.  Ratings and other opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers (Currently applied and/or outstanding)
Standard & Poor’s assigns qualifiers to ratings when appropriate.  This section details active qualifiers.

Standard & Poor’s uses five qualifiers that limit the scope of a rating.  The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addressed the principal portion of the obligation only.  Likewise, the qualifier can indicate a limitation on the type of information used, such as “pi” for public information.  A qualifier appears as a suffix and is part of the rating.

1.  Federal Deposit Insurance Limit:  “L” qualifier
Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

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2.  Principal Payment:  “p” qualifier
This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation.  The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest portion is not rated.

3.  Public Information Ratings:  “pi” qualifier
Ratings with a ‘pi’ suffix are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain.  They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ suffix.  Ratings with a ‘pi’ suffix are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

4.  Preliminary Ratings:  “prelim” qualifier
Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below.  Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation.  Standard & Poor’s reserves the right not to issue a final rating.  Moreover, if a final rating is issued, it may differ from the preliminary rating.

—	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

—
Preliminary ratings are assigned to Rule 415 Shelf Registrations.  As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies

—
Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor.  Preliminary ratings may also be assigned to the obligors.  These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s).

—
Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final.  Preliminary ratings may also be assigned to obligations of these entities.’

—
Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited.  The preliminary rating may be assigned to the entity and to its proposed obligation(s).  These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event.  Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings.

—	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

5.  Termination Structures:  “t” qualifier
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Inactive Qualifiers
Inactive qualifiers are no longer applied or outstanding.

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1.  Contingent upon final documentation: “*” inactive qualifier
This symbol indicated that the rating was contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.  Discontinued use in August 1998.

2.  Termination of obligation to tender:  “c” inactive qualifier
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.  Discontinued use in January 2001.

3.  U.S. direct government securities:  “G” inactive qualifier
The letter “G” following the rating symbol when a fund’s portfolio consists primarily of direct U.S. Government securities.

4.  Provisional Ratings:  “pr” inactive qualifier
The letters ‘pr’ indicate that the rating was provisional.  A provisional rating assumed the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

5.  Quantitative Analysis of publication information:  “q” inactive qualifier
A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information.  Discontinued use in April 2001.

6.  Extraordinary risks:  “r” inactive qualifier
The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating.  The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks.  Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Active Identifiers

1.  Unsolicited: ‘unsolicited’ and ‘u’ identifier
The ‘u’ identifier and ‘unsolicited’ designation are unsolicited credit ratings assigned at the initiative of Standard & Poor’s and not at the request of the issuer or its agents.

2.  Structured finance:  “sf” identifier
The ‘sf’ identifier shall be assigned to ratings on “structured finance instruments” when required to comply with applicable law or regulatory requirement or when Standard & Poor’s believes it appropriate. The addition of the ‘sf’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s creditworthiness.

Local Currency and Foreign Currency Ratings
Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

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Moody’s Credit Rating Definitions

Purpose
The system of rating securities was originated by John Moody in 1909.  The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which future relative creditworthiness of securities may be gauged.

Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same.  There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1.	An application was not received or accepted.

2.	The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3.	There is a lack of essential data pertaining to the issue or issuer.

4.	The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change.  For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue.  Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen.  While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings.  Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality.  In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

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As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations.  For example, they have no value in forecasting the direction of future trends of market price.  Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc.  During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to “attractiveness.”  The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgments about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at “worst” possibilities in the “visible” future, rather than solely at the past record and the status of the present.  Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind.  Moody’s Investors Service’s own judgment as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities.  As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications.  Reference should be made to these statements for information regarding the issuer.  Moody’s ratings are not commercial credit ratings.  In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.  Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Obligation Ratings
Moody’s assigns ratings to long-term and short-term financial obligations.  Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.  Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

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P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

The following table indicates the long-term ratings consistent with different short-term ratings when such long-term ratings exist.

SHORT-TERM VS. LONG-TERM RATINGS

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Fitch’s National Credit Ratings

For those countries in which foreign and local currency sovereign ratings are below ‘AAA’, and where there is demand for such ratings, Fitch Ratings will provide National Ratings.  It is important to note that each National Rating scale is unique and is defined to serve the needs of the local market in question.

The National Rating scale provides a relative measure of creditworthiness for rated entities only within the country concerned.  Under this rating scale, a ‘AAA’ Long-Term National Rating will be assigned to the lowest relative risk within that country, which, in most but not all cases, will be the sovereign state.

The National Rating scale merely ranks the degree of perceived risk relative to the lowest default risk in that same country.  Like local currency ratings, National Ratings exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments.  It is not related to the rating scale of any other national market.  Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading.  Consequently they are identified by the addition of a special identifier for the country concerned, such as ‘AAA(arg)’ for National Ratings in Argentina.

In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature.  In these countries, the agency’s National Rating definitions may be substituted by the regulatory scales.  For instance, Fitch’s National Short Term Ratings of ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g., ‘A1+’, ‘A1’, ‘A2’ and ‘A3.’  The below definitions thus serve as a template, but users should consult the individual scales for each country listed on Fitch’s regional websites to determine if any additional or alternative category definitions apply.

Limitations of the National Rating Scale

Specific limitations relevant to National Rating scale include:

•	National scale ratings are only available in selected countries.

•
National scale ratings are only directly comparable with other national ratings in the same country.  There is a certain correlation between national and global ratings but there is not a precise translation between the scales.  The implied probability of default of a given national scale rating will vary over time.

•
The value of default studies for national ratings can be limited.  Due to the relative nature of national scales, a given national scale rating is not intended to represent a fixed amount of default risk over time.  As a result, a default study using only national ratings may not give an accurate picture of the historical relationship between ratings and default risk.  Users should exercise caution if they wish to infer future default probabilities for national scale ratings using the historical default experience with international ratings and mapping tables to link the national and international ratings.  As with ratings on any scale, the future will not necessarily follow the past.

•
Fitch attaches less confidence to conclusions about national scale default probabilities than for International Credit ratings.  There has not been a comprehensive global study of default history among entities with national scales to show that their ex-post default experience has been consistent with ex-ante probabilities implied.  This is due to the relatively short history of ratings in emerging markets and the restrictive relative nature of the national scales.

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The above list is not exhaustive, and is provided for the reader’s convenience.  Readers are requested to review the section Understanding Credit Ratings — Limitations and Usage for further information on the limitations of the agency’s ratings.

National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country.  Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx)
Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD:  Restricted default
Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

D(xxx)
Indicates actual or imminent payment default.

Notes to Long-Term and Short-Term National Ratings:

The ISO international country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies.  For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category.  Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx).’

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LONG-TERM RATINGS

Standard & Poor’s Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

—      Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

—      Nature of and provisions of the obligation and the promise we impute.

—      Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Long-Term Issue Credit Ratings

AAA
An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics.  ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.  The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C
An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated ‘D’ is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days.  The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR
This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

See active and inactive qualifiers following Standard & Poor’s Short-Term Issue Credit Ratings beginning on page A-3.

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Moody’s Long-Term Obligation Ratings

Long-Term Obligation Ratings

Moody’s assigns ratings to long-term and short-term financial obligations.  Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.  Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Moody’s Long-Term Rating Definitions:

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aaa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.  Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

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* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs.  Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment.  Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

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Fitch’s National Long-Term Credit Ratings

AAA(xxx)
‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country.  This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country.

AA(xxx)
‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country.  The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)
‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country.  However, changes in circumstances or economic conditions may affect the capacity for timely repayment to a greater degree than is the case for financial commitments denoted by a higher rated category.

BBB(xxx)
‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country.  However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment than is the case for financial commitments denoted by a higher rated category.

BB(xxx)
‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country.  Within the context of the country, payment is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx)
‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country.  Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.  For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries.

CCC(xxx)
‘CCC’ National Ratings denote that default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

CC(xxx)
‘CC’ National Ratings denote that default of some kind appears probable.

C(xxx)
‘C’ National Ratings denote that default is imminent.

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RD:  Restricted default.
“RD” ratings indicated that an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.  This would include:

a.	the selective payment default on a specific class or currency of debt;

b.
the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations either in series or in parallel; or

d.	execution of a distressed debt exchange on one or more material financial obligations.

D(xxx)
‘D’ National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:
The ISO International country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies.  For illustrative purposes, (xxx) has been used.

“+” or “-” may be appended to a National Rating to denote relative status within a major rating category.  Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx).’

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MUNICIPAL NOTE RATINGS

Standard & Poor’s Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes.  Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

—      Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

—      Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

See active and inactive qualifiers following Standard & Poor’s Short-Term Issue Credit Ratings  beginning on page A-3.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Obligation Ratings

While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating.  Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1
This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

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MIG 2
This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).  The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale.  The rating transitions on the VMIG scale, as shown in the diagram below, differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1
This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

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US MUNICIPAL SHORT-TERM VS. LONG-TERM RATINGS

*For SBPA-backed VRDBS. The rating transitions are higher to allow for distance to downgrade to below-investment grade due to the presence of automatic termination events in the SBPAs

Reviewed April 9, 2015

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USA MUTUALS
PART C

USA MUTUALS/WAVEFRONT HEDGED EMERGING MARKETS FUND

OTHER INFORMATION

Item 28.    Exhibits

(a)			Declaration of Trust.
(i)
Amended and Restated Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the SEC on December 7, 2011 and is incorporated by reference.

(ii)
Agreement and Declaration of Trust was previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

(b)
Amended and Restated By-Laws were previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2012 and is incorporated by reference.

(c)			Instruments Defining Rights of Security Holders are incorporated by reference into the Registrant’s Agreement and Declaration of Trust and By-Laws.
(d)			Investment Advisory Contracts.
	(i)	(A)
Amended and Restated Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed with the SEC on July 25, 2014 and is incorporated by reference.

(B)
First Amendment to the Amended and Restated Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A filed with the SEC on May 5, 2015 and is incorporated by reference.

		(C)	Second Amendment to the Amended and Restated Investment Advisory Agreement — Filed Herewith.
	(ii)		Investment Sub-Advisory Agreement — Filed Herewith.
(e)	(i)	(A)
Amended and Restated Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2012 and is incorporated by reference.

(B)
Amendment to the Amended and Restated Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed with the SEC on July 25, 2014 and is incorporated by reference.

(f)			Bonus or Profit Sharing Contracts — Not Applicable.
(g)	(i)	(A)
Amended and Restated Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2012 and is incorporated by reference.

(B)
Amended and Restated Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2015 and is incorporated by reference.

(h)			Other Material Contracts.
	(i)	(A)
Amended and Restated Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2012 and is incorporated by reference.

	(ii)	(A)
Amended and Restated Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2012 and is incorporated by reference.

	(iii)	(A)
Amended and Restated Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2012 and is incorporated by reference.

	(iv)	(A)
Power of Attorney for Mr. Szilagyi was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the SEC on December 7, 2011 and is incorporated by reference.

(B)
Power of Attorney for Michael D. Akers and Gary A. Drska was previously filed with Registrant’s Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A filed with the SEC on May 29, 2013 and is incorporated by reference.

	(v)	(A)
Amended and Restated Expense Waiver and Reimbursement Agreement was previously filed with Registrant’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed with the SEC on July 25, 2014 and is incorporated by reference.

(B)
First Amendment to the Amended and Restated Expense Waiver and Reimbursement Agreement was previously filed with Registrant’s Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A filed with the SEC on May 5, 2015 and is incorporated by reference.

		(C)	Second Amendment to the Amended and Restated Expense Waiver and Reimbursement Agreement — Filed Herewith.
(i)			Legal Opinions.
(i)
Opinion and Consent of Counsel was previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A relating to Investor Class shares of the USA Mutuals Generation Wave Growth Fund and the USA Mutuals Barrier Fund (f/k/a Vice Fund) filed with the SEC on June 15, 2001 and is incorporated by reference.

(ii)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A relating to Class A and Class C shares of the USA Mutuals Generation Wave Growth Fund and the USA Mutuals Barrier Fund (f/k/a Vice Fund) filed with the SEC on December 7, 2011 and is incorporated by reference.

(iii)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A relating to the Institutional Class shares of the USA Mutuals Barrier Fund (f/k/a Vice Fund) filed with the SEC on July 29, 2013 and is incorporated by reference.

(iv)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A relating to Institutional Class, Investor Class, Class A and Class C shares of the USA Mutuals Takeover Targets Fund was filed with the SEC on May 5, 2015 and is incorporated by reference.

	(v)		Opinion and Consent of Counsel relating to Institutional Class, Investor Class, Class A and Class C shares of the USA Mutuals/WaveFront Hedged Emerging Markets Fund — Filed Herewith.
	(vi)		Consent of Counsel — Filed Herewith.
(j)			Other Opinions.
	(i)		Consent of Independent Registered Public Accounting Firm — Filed Herewith.
(k)			Omitted Financial Statements — Not Applicable.
(l)
Initial Capital Agreements were previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed with the SEC on June 15, 2001 and is incorporated by reference.

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(m)		Amended and Restated Distribution (Rule 12b-1) and Shareholder Servicing Plan — Filed Herewith.
(n)		Amended and Restated Rule 18f-3 Multiple Class Plan — Filed Herewith.
(o)		Reserved.
(p)		Code of Ethics.
(i)
Code of Ethics for Registrant and Adviser was previously filed with Registrant’s Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A filed with the SEC on July 29, 2013 and is incorporated by reference.

(ii)
Quasar Distributors, LLC Code of Ethics was previously filed with Registrant’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed with the SEC on July 25, 2014 and is incorporated by reference.

(iii)
Registrant’s Independent Trustees Code of Ethics was previously filed with Registrant’s Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A filed with the SEC on July 27, 2012 and is incorporated by reference.

Item 29.    Persons Controlled by or Under Common Control with Registrant

None.

Item 30.    Indemnification

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.    Business and Other Connections of Investment Adviser

USA Mutuals Advisors, Inc. (the “Advisor”), located at 700 N. Pearl Street, Suite 900, Dallas, TX  75201, serves as the investment adviser for the Registrant.  The Advisor is a registered investment adviser.  The business and other connections of the Advisor, as well as the names and titles of the executive officers and directors of the Advisor, are further described in the Advisor’s Uniform Application for Investment Adviser Registration (“Form ADV”) as filed with the SEC on September 29, 2014.

Item 32.    Principal Underwriter

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Lord Asset Management Trust
Alpine Income Trust	MainGate Trust

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Alpine Series Trust	Managed Portfolio Series
Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.
Appleton Funds	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust
Brandes Investment Trust	Nicholas Family of Funds, Inc.
Bridge Builder Trust	Oaktree Funds
Bridges Investment Fund, Inc.	Permanent Portfolio Family of Funds, Inc.
Brookfield Investment Funds	Perritt Funds, Inc.
Brown Advisory Funds	PRIMECAP Odyssey Funds
Buffalo Funds	Professionally Managed Portfolios
CG Funds Trust	Prospector Funds, Inc.
Compass EMP Funds Trust	Provident Mutual Funds, Inc.
DoubleLine Funds Trust	Purisima Funds
ETF Series Solutions	Rainier Investment Management Mutual Funds
Evermore Funds Trust	RBC Funds Trust
FactorShares Trust	Stone Ridge Trust
First American Funds, Inc.	Stone Ridge Trust II
FundX Investment Trust	Stone Ridge Trust III
Glenmede Fund, Inc.	Thompson IM Funds, Inc.
Glenmede Portfolios	Trust for Professional Managers
Greenspring Fund, Inc.	Trust for Advised Portfolios
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	Wall Street Fund, Inc.
Hennessy Funds Trust	Westchester Capital Funds
Hotchkis & Wiley Funds	Wisconsin Capital Funds, Inc.
Intrepid Capital Management Funds Trust	YCG Funds
IronBridge Funds, Inc.

(b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer, Board Member	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)   Not Applicable.

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Item 33.    Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:

Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	USA Mutuals Advisors, Inc. 700 North Pearl Street, Suite 900 Dallas, Texas 75201
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, Wisconsin 53202

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment (“PEA”) No. 44 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this PEA No. 44 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 28th day of September, 2015.

USA MUTUALS (Registrant)

By:     /s/ Jerry Szilagyi*
Jerry Szilagyi
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this PEA No. 44 to its Registration Statement has been signed below on September 28, 2015, by the following persons in the capacities indicated.

/s/ Jerry Szilagyi* Jerry Szilagyi	President

/s/ Joseph C. Neuberger Joseph C. Neuberger	Chairman and Trustee

/s/ Dr. Michael D. Akers** Dr. Michael D. Akers	Independent Trustee

/s/ Gary A. Drska** Gary A. Drska	Independent Trustee

* By /s/ Joseph C. Neuberger
Joseph C. Neuberger
Trustee and Chairperson

*Attorney-in-Fact pursuant to Power of Attorney
previously filed with Registrant’s Post-Effective
Amendment No. 24 to its Registration Statement on
Form N-1A with the SEC on December 7, 2011, and is
incorporated by reference.

**Attorney-in-Fact pursuant to Power of Attorney
previously filed with Registrant’s Post-Effective
Amendment No. 29 to its Registration Statement on
Form N-1A with the SEC on May 29, 2013, and is
incorporated by reference.

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EXHIBIT INDEX

Exhibit	Exhibit No.

Second Amendment to the Amended and Restated Investment Advisory Agreement	EX.99.d.(i)(C)
Investment Sub-Advisory Agreement	EX.99.d.(ii)
Second Amendment to the Amended and Restated Expense Waiver and Reimbursement Agreement	EX.99.h.(v)(B)
Consent of Counsel	EX.99.i.(v)
Consent of Independent Registered Public Accounting Firm	EX.99.j.(i)
Amended and Restated Distribution (Rule 12b-1) Shareholder Servicing Plan	EX.99.m.(i)(B)
Amended and Restated Rule 18f-3 Multiple Class Plan	EX.99.n.(i)(B)